Hartford Balanced HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
	Asset-Backed - Automobile - 0.2%
$ 273,331	CFMT LLC 1.39%, 09/22/2031(1)	$269,346
1,327,109	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	1,348,153
44,485	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	44,524
	Wheels Fleet Lease Funding 1 LLC
1,320,000	4.87%, 06/21/2039(1)	1,324,386
905,686	6.46%, 08/18/2038(1)	918,511
		3,904,920
	Asset-Backed - Student Loan - 0.1%
1,201,543	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,222,226
	Commercial Mortgage-Backed Securities - 0.3%
4,225,071	RFR Trust 5.56%, 03/11/2041(1)(2)	4,255,392
	Other Asset-Backed Securities - 0.5%
5,800	AASET Trust 3.84%, 05/15/2039(1)	5,626
	Castlelake Aircraft Structured Trust
66,091	3.47%, 01/15/2046(1)	63,850
298,387	3.97%, 04/15/2039(1)	280,488
	CF Hippolyta Issuer LLC
772,807	1.53%, 03/15/2061(1)	738,647
410,193	1.69%, 07/15/2060(1)	404,778
195,426	5.97%, 08/15/2062(1)	196,214
1,320,115	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,254,869
97,764	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	93,853
186,060	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	177,502
1,155,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	1,165,646
87,978	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	84,687
55,619	MAPS Ltd. 4.46%, 03/15/2044(1)	53,814
520,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	485,258
2,572,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,543,168
115,805	Start II Ltd. 4.09%, 03/15/2044(1)	114,655
		7,663,055
	Whole Loan Collateral CMO - 0.2%
31,224	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	30,586
337,985	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	323,501
	Federal National Mortgage Association Connecticut Avenue Securities Trust
201,946	5.89%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(3)	202,136
67,911	10.35%, 10/25/2028, 30 day USD SOFR Average + 6.01%(3)	70,363
	Flagstar Mortgage Trust
513,784	2.00%, 09/25/2041(1)(2)	451,143
239,384	4.00%, 05/25/2048(1)(2)	223,260
160,258	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	152,217
11,825	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	11,773
2,040,000	PRET Trust 4.00%, 08/25/2064(1)(4)	1,947,257
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3% - (continued)
	Whole Loan Collateral CMO - 0.2% - (continued)
	Towd Point Mortgage Trust
$ 113,903	2.75%, 06/25/2057(1)(2)	$110,680
34,795	3.00%, 01/25/2058(1)(2)	34,245
		3,557,161
	Total Asset & Commercial Mortgage-Backed Securities (cost $20,441,184)	$20,602,754
CORPORATE BONDS - 11.4%
	Aerospace & Defense - 0.2%
	Boeing Co.
993,000	5.81%, 05/01/2050	$945,317
1,915,000	6.86%, 05/01/2054	2,080,065
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	523,615
		3,548,997
	Airlines - 0.0%
67,044	United Airlines Pass-Through Trust 4.60%, 09/01/2027	66,160
	Commercial Banks - 2.9%
1,200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(5)	1,217,353
	Bank of America Corp.
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(5)	1,575,527
2,280,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(5)	2,311,427
2,239,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	2,320,327
574,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(5)	598,998
2,794,000	Banque Federative du Credit Mutuel SA 5.54%, 01/22/2030(1)	2,878,040
960,000	Barclays PLC 5.09%, 02/25/2029, (5.09% fixed rate until 02/25/2028; 6 mo. USD SOFR + 0.96% thereafter)(5)	966,806
1,450,000	BPCE SA 5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	1,484,942
	Canadian Imperial Bank of Commerce
1,210,000	4.51%, 09/11/2027, (4.51% fixed rate until 09/11/2026; 6 mo. USD SOFR + 0.93% thereafter)(5)	1,208,639
1,430,000	4.63%, 09/11/2030, (4.63% fixed rate until 09/11/2029; 6 mo. USD SOFR + 1.34% thereafter)(5)	1,417,473
1,460,000	5.24%, 06/28/2027	1,481,737
455,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	467,358
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	2,570,626
	Credit Agricole SA
1,540,000	4.63%, 09/11/2028, (4.63% fixed rate until 09/11/2027; 6 mo. USD SOFR + 1.21% thereafter)(1)(5)	1,535,507

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.4% - (continued)
	Commercial Banks - 2.9% - (continued)
$ 2,733,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(5)	$2,856,667
1,150,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	1,212,781
720,000	HSBC Holdings PLC 4.90%, 03/03/2029, (4.90% fixed rate until 03/03/2028; 6 mo. USD SOFR + 1.03% thereafter)(5)	721,690
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(5)	556,338
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(5)	294,510
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(5)	678,398
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD Term SOFR + 1.59% thereafter)(5)	799,402
930,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(5)	944,504
705,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(5)	720,186
1,110,000	Lloyds Banking Group PLC 5.09%, 11/26/2028, (5.09% fixed rate until 11/26/2027; 1 yr. USD CMT + 0.85% thereafter)(5)	1,121,006
	Morgan Stanley
925,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	940,049
790,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(5)	799,343
795,000	5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(5)	811,908
	Standard Chartered PLC
1,205,000	5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(5)	1,202,990
1,025,000	5.55%, 01/21/2029, (5.55% fixed rate until 01/21/2028; 1 yr. USD CMT + 1.05% thereafter)(1)(5)	1,042,885
2,737,000	UBS AG 7.50%, 02/15/2028	2,947,401
1,050,000	UBS Group AG 6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(5)	1,116,138
	Wells Fargo & Co.
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(5)	1,484,899
1,000,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	1,016,764
1,665,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	1,750,820
		45,053,439
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.4% - (continued)
	Commercial Services - 0.2%
	Ashtead Capital, Inc.
$ 2,285,000	2.45%, 08/12/2031(1)	$1,941,815
600,000	5.50%, 08/11/2032(1)	597,781
380,000	5.55%, 05/30/2033(1)	376,964
470,000	5.80%, 04/15/2034(1)	472,773
475,000	5.95%, 10/15/2033(1)	481,887
		3,871,220
	Construction Materials - 0.1%
1,340,000	CRH SMW Finance DAC 5.13%, 01/09/2030	1,355,786
	Diversified Financial Services - 0.7%
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,647,132
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,228,518
	Capital One Financial Corp.
455,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(5)	464,783
1,532,000	5.88%, 07/26/2035, (5.88% fixed rate until 07/26/2034; 6 mo. USD SOFR + 1.99% thereafter)(5)	1,546,748
175,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(5)	178,683
500,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(5)	498,848
2,168,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	2,254,429
96,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(5)	106,917
1,170,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(5)	1,337,328
	Nasdaq, Inc.
175,000	5.95%, 08/15/2053	178,129
165,000	6.10%, 06/28/2063	167,632
		10,609,147
	Electric - 0.9%
120,000	Alabama Power Co. 5.10%, 04/02/2035	119,984
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	1,030,631
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,886,645
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	394,294
607,000	Dominion Energy, Inc. 5.38%, 11/15/2032	612,886
1,775,000	Eversource Energy 5.95%, 07/15/2034	1,843,879
	FirstEnergy Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	230,610
60,000	5.15%, 03/30/2026(1)	60,324
75,000	5.20%, 04/01/2028(1)	76,131
	Georgia Power Co.
756,000	4.30%, 03/15/2042	648,526
245,000	4.75%, 09/01/2040	226,337
725,000	4.85%, 03/15/2031	729,252
826,000	5.13%, 05/15/2052	765,951
1,610,000	5.20%, 03/15/2035	1,620,752
600,000	Public Service Electric & Gas Co. 3.65%, 09/01/2042	471,602
860,000	San Diego Gas & Electric Co. 3.70%, 03/15/2052	619,960

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.4% - (continued)
	Electric - 0.9% - (continued)
	SCE Recovery Funding LLC
$ 349,494	0.86%, 11/15/2033	$309,742
220,000	1.94%, 05/15/2040	166,030
125,000	2.51%, 11/15/2043	84,596
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(5)	1,086,257
1,353,379	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,337,195
		14,321,584
	Entertainment - 0.0%
954,000	Warnermedia Holdings, Inc. 5.05%, 03/15/2042	763,013
	Food - 0.6%
2,378,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034	2,567,201
	Mars, Inc.
960,000	4.80%, 03/01/2030(1)	965,491
550,000	5.20%, 03/01/2035(1)	552,754
365,000	5.65%, 05/01/2045(1)	365,794
1,115,000	5.70%, 05/01/2055(1)	1,114,057
4,254,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	3,995,177
		9,560,474
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	319,126
500,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	505,060
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,824,714
		2,648,900
	Healthcare - Products - 0.0%
200,000	Alcon Finance Corp. 5.75%, 12/06/2052(1)	199,867
	Healthcare - Services - 0.1%
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	928,127
175,000	Sutter Health 2.29%, 08/15/2030	155,294
155,000	Toledo Hospital 5.75%, 11/15/2038	155,209
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	313,588
95,000	4.75%, 05/15/2052	82,124
		1,634,342
	Insurance - 1.3%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	408,787
375,000	4.38%, 06/30/2050	311,013
	Athene Global Funding
2,815,000	2.50%, 03/24/2028(1)	2,633,742
1,800,000	5.35%, 07/09/2027(1)	1,824,434
1,280,000	5.58%, 01/09/2029(1)	1,307,116
780,000	Beacon Funding Trust 6.27%, 08/15/2054(1)	777,482
1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	1,991,981
355,000	CNO Global Funding 4.88%, 12/10/2027(1)	355,842
275,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	285,974
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,114,476
	GA Global Funding Trust
1,705,000	5.20%, 12/09/2031(1)	1,695,791
1,678,000	5.90%, 01/13/2035(1)	1,701,298
805,000	Liberty Mutual Group, Inc. 4.57%, 02/01/2029(1)	798,635
755,000	Mutual of Omaha Cos. Global Funding 5.00%, 04/01/2030(1)	757,915
1,235,000	Pricoa Global Funding I 4.65%, 08/27/2031(1)	1,223,848
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.4% - (continued)
	Insurance - 1.3% - (continued)
$ 1,375,000	Protective Life Global Funding 5.43%, 01/14/2032(1)	$1,411,201
	RGA Global Funding
1,220,000	5.25%, 01/09/2030(1)	1,242,128
1,010,000	5.45%, 05/24/2029(1)	1,035,919
		20,877,582
	Investment Company Security - 0.1%
1,990,000	Abu Dhabi Developmental Holding Co. PJSC 4.38%, 10/02/2031(1)	1,939,832
	Media - 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
840,000	3.90%, 06/01/2052	543,167
818,000	6.83%, 10/23/2055	795,875
2,405,000	Comcast Corp. 3.25%, 11/01/2039	1,867,568
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	391,809
250,000	7.30%, 07/01/2038	262,457
		3,860,876
	Mining - 0.4%
	Glencore Funding LLC
805,000	5.37%, 04/04/2029(1)	818,144
316,000	5.63%, 04/04/2034(1)	317,325
1,394,000	5.89%, 04/04/2054(1)	1,357,944
265,000	6.14%, 04/01/2055(1)(6)	266,637
3,540,000	6.38%, 10/06/2030(1)	3,753,029
	Rio Tinto Finance USA PLC
205,000	5.75%, 03/14/2055	205,340
90,000	5.88%, 03/14/2065	91,025
		6,809,444
	Oil & Gas - 0.1%
	QatarEnergy
935,000	2.25%, 07/12/2031(1)	807,840
780,000	3.13%, 07/12/2041(1)	583,050
		1,390,890
	Pipelines - 0.9%
305,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	303,771
	Columbia Pipelines Operating Co. LLC
375,000	5.93%, 08/15/2030(1)	389,670
676,000	6.50%, 08/15/2043(1)	703,572
419,000	6.54%, 11/15/2053(1)	439,750
	Energy Transfer LP
180,000	4.95%, 06/15/2028	181,204
295,000	5.00%, 05/15/2050	248,399
1,628,000	5.20%, 04/01/2030	1,646,388
945,000	5.35%, 05/15/2045	848,656
104,000	5.40%, 10/01/2047	93,132
1,529,669	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,347,009
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	597,206
100,000	3.45%, 10/15/2027(1)	96,403
	Greensaif Pipelines Bidco SARL
920,000	5.85%, 02/23/2036(1)	930,488
1,500,000	6.10%, 08/23/2042(1)	1,504,482
735,000	ONEOK, Inc. 4.75%, 10/15/2031	720,365
	Targa Resources Corp.
1,050,000	5.55%, 08/15/2035	1,048,539
595,000	6.13%, 05/15/2055	590,925

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.4% - (continued)
	Pipelines - 0.9% - (continued)
	Whistler Pipeline LLC
$ 1,454,000	5.40%, 09/30/2029(1)	$1,465,490
995,000	5.70%, 09/30/2031(1)	1,006,563
		14,162,012
	Real Estate Investment Trusts - 1.1%
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,448,361
	Crown Castle, Inc.
85,000	2.10%, 04/01/2031	71,471
50,000	2.25%, 01/15/2031	42,732
300,000	3.30%, 07/01/2030	275,110
224,000	4.30%, 02/15/2029	218,975
295,000	4.80%, 09/01/2028	294,434
371,000	4.90%, 09/01/2029	369,299
633,000	5.10%, 05/01/2033	618,712
891,000	5.20%, 09/01/2034	872,120
663,000	5.80%, 03/01/2034	675,822
	Extra Space Storage LP
1,451,000	5.40%, 06/15/2035	1,442,608
435,000	5.50%, 07/01/2030	446,022
935,000	5.90%, 01/15/2031	973,898
1,789,000	GLP Capital LP/GLP Financing II, Inc. 6.75%, 12/01/2033	1,898,369
2,718,000	LXP Industrial Trust 6.75%, 11/15/2028	2,874,263
2,173,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 01/15/2035(1)	2,165,298
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	517,553
300,000	1.88%, 07/15/2050(1)	292,601
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	154,645
350,000	3.50%, 06/15/2029(1)	330,899
		16,983,192
	Semiconductors - 0.5%
	Foundry JV Holdco LLC
305,000	5.90%, 01/25/2030(1)	315,913
660,000	5.90%, 01/25/2033(1)	671,604
1,252,000	6.15%, 01/25/2032(1)	1,301,599
1,011,000	6.20%, 01/25/2037(1)	1,041,978
	Intel Corp.
1,936,000	4.60%, 03/25/2040	1,674,013
2,319,000	5.60%, 02/21/2054	2,108,891
		7,113,998
	Software - 0.6%
	Constellation Software, Inc.
225,000	5.16%, 02/16/2029(1)	228,268
2,826,000	5.46%, 02/16/2034(1)	2,876,576
	Oracle Corp.
111,000	3.60%, 04/01/2050	77,119
3,414,000	3.65%, 03/25/2041	2,649,140
97,000	3.95%, 03/25/2051	71,243
127,000	4.10%, 03/25/2061	90,762
170,000	4.13%, 05/15/2045	134,221
135,000	4.30%, 07/08/2034	125,566
630,000	5.25%, 02/03/2032	638,125
	Synopsys, Inc.
1,095,000	4.85%, 04/01/2030	1,102,203
1,200,000	5.00%, 04/01/2032	1,202,958
		9,196,181
	Telecommunications - 0.2%
	AT&T, Inc.
825,000	3.50%, 06/01/2041	636,523
1,589,000	3.50%, 09/15/2053	1,083,523
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.4% - (continued)
	Telecommunications - 0.2% - (continued)
$ 84,000	3.65%, 06/01/2051	$59,492
146,000	3.85%, 06/01/2060	101,707
1,841,000	4.30%, 12/15/2042	1,547,258
		3,428,503
	Trucking & Leasing - 0.1%
775,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(1)	784,440
	Total Corporate Bonds (cost $181,513,992)	$180,179,879
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
	Israel - 0.1%
1,630,000	Israel Government International Bonds 5.38%, 03/12/2029	$1,642,209
	Mexico - 0.1%
	Mexico Government International Bonds
457,000	6.40%, 05/07/2054	417,109
1,265,000	6.75%, 09/27/2034	1,320,217
		1,737,326
	Saudi Arabia - 0.2%
	Saudi Government International Bonds
2,015,000	5.38%, 01/13/2031(1)	2,064,166
903,000	5.63%, 01/13/2035(1)	928,464
		2,992,630
	Total Foreign Government Obligations (cost $6,359,335)	$6,372,165
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
60,000	Dallas Fort Worth International Airport, TX, Rev 4.09%, 11/01/2051	$49,378
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	469,327
		518,705
	General - 0.1%
168,940	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	186,957
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	368,906
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,334,670
		1,890,533
	General Obligation - 0.2%
2,569,412	State of Illinois, IL, GO 5.10%, 06/01/2033	2,564,462
	Tobacco - 0.0%
130,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	115,875
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
15,000	6.20%, 11/15/2026	15,219
375,000	6.67%, 11/15/2039	409,648
785,000	6.81%, 11/15/2040	862,167
		1,287,034
	Utilities - 0.1%
857,388	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	868,960

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6% - (continued)
	Utility - Electric - 0.1%
$ 680,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	$723,081
813,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	890,018
		1,613,099
	Total Municipal Bonds (cost $9,701,860)	$8,858,668
U.S. GOVERNMENT AGENCIES - 0.6%
	Mortgage-Backed Agencies - 0.6%
	Federal Home Loan Mortgage Corp. - 0.3%
258,073	5.50%, 03/01/2053	$257,988
495,014	5.50%, 06/01/2053	495,067
288,021	5.50%, 08/01/2053	287,977
2,381,669	5.50%, 09/01/2053	2,382,450
663,022	5.50%, 11/01/2053	662,836
353,849	5.50%, 05/01/2054	353,476
563	7.00%, 04/01/2029, 1 yr. USD CMT + 2.27%(3)	562
		4,440,356
	Federal National Mortgage Association - 0.0%
255,357	5.50%, 08/01/2053	255,895
621,324	5.50%, 09/01/2053	621,344
		877,239
	Government National Mortgage Association - 0.2%
1,918,477	2.50%, 10/20/2049	1,696,068
26,005	5.00%, 07/15/2037	26,197
321	6.00%, 07/15/2026	323
409	6.00%, 03/15/2028	420
592	6.00%, 04/15/2028	605
5,765	6.00%, 05/15/2028	5,833
3,651	6.00%, 07/15/2028	3,678
1,321	6.00%, 08/15/2028	1,337
9,340	6.00%, 09/15/2028	9,461
20,407	6.00%, 10/15/2028	20,618
19,475	6.00%, 11/15/2028	19,699
14,813	6.00%, 12/15/2028	14,988
344	6.00%, 12/15/2031	355
6,556	6.00%, 09/15/2032	6,869
2,917	6.00%, 11/15/2032	3,043
1,297	6.00%, 04/15/2033	1,296
33,152	6.00%, 06/15/2033	33,761
9,624	6.00%, 10/15/2033	10,022
772	6.00%, 11/15/2033	813
16,488	6.00%, 10/15/2034	16,692
41,451	6.00%, 01/15/2035	42,473
4,691	6.00%, 05/15/2035	4,687
5,363	6.00%, 06/15/2035	5,495
35	6.50%, 03/15/2026	35
49	6.50%, 01/15/2028	49
11,982	6.50%, 03/15/2028	12,104
14,542	6.50%, 04/15/2028	14,679
4,415	6.50%, 05/15/2028	4,470
12,188	6.50%, 06/15/2028	12,342
2,059	6.50%, 10/15/2028	2,092
524	6.50%, 02/15/2035	539
924	7.00%, 11/15/2031	944
553	7.00%, 03/15/2032	565
313,682	7.00%, 11/15/2032	330,262
28,382	7.00%, 01/15/2033	29,446
33,404	7.00%, 05/15/2033	34,504
3,946	7.00%, 07/15/2033	4,054
36,877	7.00%, 11/15/2033	38,051
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.6% - (continued)
	Mortgage-Backed Agencies - 0.6% - (continued)
	Government National Mortgage Association - 0.2% - (continued)
$ 12,349	7.50%, 09/16/2035	$12,515
10	8.00%, 09/15/2026	10
431	8.00%, 12/15/2026	432
582	8.00%, 07/15/2029	596
753	8.00%, 12/15/2029	759
2,194	8.00%, 01/15/2030	2,200
941	8.00%, 02/15/2030	942
430	8.00%, 03/15/2030	431
3,502	8.00%, 04/15/2030	3,513
2,281	8.00%, 05/15/2030	2,295
12,168	8.00%, 06/15/2030	12,320
654	8.00%, 07/15/2030	658
18,565	8.00%, 08/15/2030	18,732
8,665	8.00%, 09/15/2030	8,694
21,136	8.00%, 12/15/2030	21,211
		2,494,177
	Uniform Mortgage-Backed Security - 0.1%
1,369,000	6.00%, 04/01/2055(7)	1,390,414
	Total U.S. Government Agencies (cost $9,074,262)	$9,202,186
U.S. GOVERNMENT SECURITIES - 21.5%
	U.S. Treasury Securities - 21.5%
	U.S. Treasury Bonds - 6.5%
2,781,200	2.38%, 05/15/2051	$1,818,753
10,322,000	2.50%, 02/15/2045(8)	7,441,920
2,041,900	2.75%, 11/15/2047	1,489,470
5,152,000	2.88%, 05/15/2052	3,740,634
400,000	3.25%, 05/15/2042	337,984
4,488,500	3.38%, 08/15/2042	3,848,012
4,012,200	3.63%, 02/15/2053	3,379,181
4,027,700	3.63%, 05/15/2053	3,392,708
5,250,000	3.88%, 02/15/2043	4,804,981
4,748,300	3.88%, 05/15/2043	4,334,308
6,040,000	4.00%, 11/15/2042	5,634,423
4,486,100	4.00%, 11/15/2052	4,045,726
3,288,900	4.13%, 08/15/2044	3,081,288
2,696,900	4.13%, 08/15/2053	2,485,151
2,006,800	4.25%, 02/15/2054	1,890,782
3,760,600	4.25%, 08/15/2054	3,549,654
7,564,700	4.38%, 02/15/2038	7,616,412
6,195,900	4.38%, 08/15/2043	6,038,098
3,865,900	4.50%, 02/15/2044	3,819,842
3,900,600	4.50%, 11/15/2054	3,843,310
1,295,700	4.63%, 05/15/2044	1,299,901
3,935,500	4.63%, 11/15/2044	3,940,419
3,995,000	4.63%, 05/15/2054	4,007,953
3,903,400	4.63%, 02/15/2055	3,929,626
5,604,000	4.75%, 11/15/2043	5,725,055
2,315,700	4.75%, 02/15/2045	2,358,034
4,035,400	4.75%, 11/15/2053	4,124,778
		101,978,403
	U.S. Treasury Notes - 15.0%
1,080,000	0.88%, 09/30/2026	1,032,033
150,000	1.25%, 05/31/2028	138,287
603,000	1.25%, 09/30/2028	550,944
1,020,000	1.38%, 10/31/2028	934,336
4,505,600	1.50%, 01/31/2027	4,314,112
530,000	1.50%, 11/30/2028	486,730
2,115,000	1.63%, 10/31/2026	2,040,314
590,000	2.63%, 07/31/2029	559,486

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 21.5% - (continued)
	U.S. Treasury Securities - 21.5% - (continued)
	U.S. Treasury Notes - 15.0% - (continued)
$ 890,000	2.75%, 05/31/2029	$850,054
326,000	3.25%, 06/30/2029	317,341
3,507,700	3.50%, 09/30/2026	3,484,407
5,186,200	3.50%, 09/30/2029	5,091,998
635,000	3.50%, 04/30/2030	621,357
1,369,000	3.63%, 05/31/2028	1,357,770
6,466,100	3.63%, 08/31/2029	6,385,021
512,000	3.63%, 03/31/2030	504,140
258,600	3.63%, 09/30/2031	252,165
929,900	3.75%, 08/31/2026	927,067
3,510,900	3.75%, 08/15/2027	3,499,243
7,134,400	3.75%, 12/31/2028	7,092,318
620,000	3.75%, 05/31/2030	613,437
758,000	3.75%, 12/31/2030	747,696
544,900	3.75%, 08/31/2031	535,343
20,950,100	3.88%, 03/31/2027	20,942,735
2,845,700	3.88%, 10/15/2027	2,844,255
685,000	3.88%, 11/30/2029	682,913
411,000	4.00%, 01/15/2027	411,433
907,000	4.00%, 12/15/2027	909,657
5,905,900	4.00%, 01/31/2029	5,922,049
5,718,700	4.00%, 07/31/2029	5,733,667
150,000	4.00%, 10/31/2029	150,334
2,848,300	4.00%, 02/28/2030	2,854,753
10,125,900	4.00%, 03/31/2030	10,146,468
483,900	4.00%, 07/31/2030	484,297
10,507,300	4.13%, 10/31/2026	10,533,568
7,491,100	4.13%, 01/31/2027	7,516,558
1,533,500	4.13%, 02/28/2027	1,539,310
5,127,100	4.13%, 03/31/2029	5,164,552
5,031,800	4.13%, 10/31/2029	5,068,752
6,138,100	4.13%, 11/30/2029	6,185,574
754,300	4.13%, 08/31/2030	759,132
873,100	4.13%, 07/31/2031	876,579
824,200	4.13%, 10/31/2031	826,840
9,630,000	4.25%, 11/30/2026	9,676,269
1,515,400	4.25%, 12/31/2026	1,523,214
6,690,700	4.25%, 02/28/2029	6,769,107
2,697,800	4.25%, 06/30/2029	2,730,679
3,448,800	4.25%, 01/31/2030	3,492,988
5,197,900	4.25%, 11/15/2034	5,213,331
6,227,800	4.38%, 07/31/2026	6,258,939
2,307,500	4.38%, 08/15/2026	2,319,488
3,953,000	4.38%, 12/15/2026	3,980,795
3,675,700	4.38%, 08/31/2028	3,729,543
4,531,000	4.38%, 11/30/2028	4,601,443
5,893,000	4.38%, 12/31/2029	6,000,041
170,000	4.38%, 01/31/2032	173,002
6,549,900	4.50%, 05/31/2029	6,691,900
988,400	4.50%, 12/31/2031	1,013,226
7,138,300	4.63%, 06/30/2026	7,191,280
730,000	4.63%, 10/15/2026	737,243
866,000	4.63%, 11/15/2026	874,998
4,485,000	4.63%, 09/30/2028	4,589,416
3,654,600	4.63%, 04/30/2029	3,749,819
1,733,700	4.63%, 04/30/2031	1,788,014
1,012,100	4.63%, 05/31/2031	1,043,768
9,446,100	4.63%, 02/15/2035	9,759,002
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 21.5% - (continued)
	U.S. Treasury Securities - 21.5% - (continued)
	U.S. Treasury Notes - 15.0% - (continued)
$ 9,412,000	4.88%, 10/31/2028	$9,711,640
927,000	4.88%, 10/31/2030	966,977
		236,475,147
	Total U.S. Government Securities (cost $343,103,070)	$338,453,550
COMMON STOCKS - 62.9%
	Automobiles & Components - 0.7%
465,807	Gentex Corp.	$10,853,303
	Banks - 2.4%
105,718	JP Morgan Chase & Co.	25,932,625
69,425	M&T Bank Corp.	12,409,719
		38,342,344
	Capital Goods - 6.2%
110,140	3M Co.	16,175,160
541,815	BAE Systems PLC	10,940,585
115,681	Emerson Electric Co.	12,683,265
144,398	Fortune Brands Innovations, Inc.	8,790,950
184,776	Johnson Controls International PLC	14,802,405
57,170	L3Harris Technologies, Inc.	11,966,253
71,473	Middleby Corp.*	10,862,467
120,743	PACCAR, Inc.	11,756,746
		97,977,831
	Consumer Discretionary Distribution & Retail - 2.2%
63,475	Dick's Sporting Goods, Inc.	12,794,021
208,515	Industria de Diseno Textil SA	10,382,350
197,966	Tractor Supply Co.	10,907,927
		34,084,298
	Consumer Durables & Apparel - 0.5%
66,084	Lennar Corp. Class A	7,585,122
	Consumer Services - 2.4%
104,141	Airbnb, Inc. Class A*	12,440,684
225,488	H&R Block, Inc.	12,381,546
126,003	Starbucks Corp.	12,359,634
		37,181,864
	Energy - 1.9%
143,054	ConocoPhillips	15,023,531
76,338	Targa Resources Corp.	15,303,479
		30,327,010
	Equity Real Estate Investment Trusts (REITs) - 1.4%
116,686	Crown Castle, Inc. REIT	12,162,182
211,217	Gaming & Leisure Properties, Inc. REIT	10,750,945
		22,913,127
	Financial Services - 7.1%
65,909	Ares Management Corp. Class A	9,662,918
175,411	Block, Inc.*	9,530,080
77,261	Intercontinental Exchange, Inc.	13,327,523
129,680	KKR & Co., Inc.	14,992,305
40,716	LPL Financial Holdings, Inc.	13,319,832
100,987	Morgan Stanley	11,782,153
155,492	Nasdaq, Inc.	11,795,623
90,768	Raymond James Financial, Inc.	12,608,583
29,372	S&P Global, Inc.	14,923,913
		111,942,930
	Food, Beverage & Tobacco - 0.8%
360,803	Keurig Dr. Pepper, Inc.	12,346,679

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 62.9% - (continued)
	Health Care Equipment & Services - 6.7%
60,563	Align Technology, Inc.*	$9,621,038
177,039	Boston Scientific Corp.*	17,859,694
277,132	Centene Corp.*	16,824,684
159,518	Edwards Lifesciences Corp.*	11,561,865
47,307	Elevance Health, Inc.	20,576,653
56,866	UnitedHealth Group, Inc.	29,783,567
		106,227,501
	Household & Personal Products - 1.7%
536,664	Kenvue, Inc.	12,869,203
236,983	Unilever PLC ADR	14,112,338
		26,981,541
	Insurance - 1.8%
31,375	Everest Group Ltd.	11,399,479
221,075	MetLife, Inc.	17,750,112
		29,149,591
	Materials - 0.7%
319,949	Axalta Coating Systems Ltd.*	10,612,708
	Media & Entertainment - 3.1%
311,805	Alphabet, Inc. Class C	48,713,295
	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
175,076	AstraZeneca PLC ADR	12,868,086
31,580	Eli Lilly & Co.	26,082,238
580,582	Pfizer, Inc.	14,711,948
30,411	Roche Holding AG	10,009,099
28,277	Vertex Pharmaceuticals, Inc.*	13,709,255
		77,380,626
	Semiconductors & Semiconductor Equipment - 3.6%
181,372	Broadcom, Inc.	30,367,114
72,085	NXP Semiconductors NV	13,700,475
79,130	QUALCOMM, Inc.	12,155,159
		56,222,748
	Software & Services - 10.2%
54,321	Accenture PLC Class A	16,950,325
39,742	Adobe, Inc.*	15,242,249
200,197	Amdocs Ltd.	18,318,025
204,415	Microsoft Corp.	76,735,347
78,864	Salesforce, Inc.	21,163,943
30,981	Synopsys, Inc.*	13,286,202
		161,696,091
	Technology Hardware & Equipment - 2.8%
336,122	Cisco Systems, Inc.	20,742,089
250,764	Corning, Inc.	11,479,976
43,482	F5, Inc.*	11,577,952
		43,800,017
	Transportation - 1.8%
188,930	Knight-Swift Transportation Holdings, Inc.	8,216,566
274,398	Uber Technologies, Inc.*	19,992,638
		28,209,204
	Total Common Stocks (cost $642,196,541)	$992,547,830
	Total Long-Term Investments (cost $1,212,390,244)	$1,556,217,032
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 5,286,282
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due
on 04/01/2025 with a maturity value of
$5,286,925; collateralized by U.S. Treasury
Note at 4.25%, maturing 03/15/2027, with a
market value of $5,392,072
			$5,286,282
	Total Short-Term Investments (cost $5,286,282)		$5,286,282
	Total Investments (cost $1,217,676,526)	99.0%	$1,561,503,314
	Other Assets and Liabilities	1.0%	15,375,293
	Net Assets	100.0%	$1,576,878,607
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2025, the aggregate value of these securities was
$107,515,246, representing 6.8% of net assets.

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2025. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $265,000 at March 31, 2025.
(7)	Represents or includes a TBA transaction.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2025, the market value of securities pledged was $295,600.

Futures Contracts Outstanding at March 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	52	06/18/2025	$5,783,375	$58,498
Total futures contracts				$58,498
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$20,602,754	$—	$20,602,754	$—
Corporate Bonds	180,179,879	—	180,179,879	—
Foreign Government Obligations	6,372,165	—	6,372,165	—
Municipal Bonds	8,858,668	—	8,858,668	—
U.S. Government Agencies	9,202,186	—	9,202,186	—
U.S. Government Securities	338,453,550	—	338,453,550	—
Common Stocks	992,547,830	961,215,796	31,332,034	—
Short-Term Investments	5,286,282	—	5,286,282	—
Futures Contracts(2)	58,498	58,498	—	—
Total	$1,561,561,812	$961,274,294	$600,287,518	$—

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Automobiles & Components - 0.7%
524,101	Gentex Corp.	$12,211,553
44,092	Tesla, Inc.*	11,426,883
		23,638,436
	Banks - 1.5%
115,445	M&T Bank Corp.	20,635,794
416,659	Wells Fargo & Co.	29,911,950
		50,547,744
	Capital Goods - 4.7%
23,161	Airbus SE	4,078,319
48,827	Boeing Co.*	8,327,445
95,203	Builders FirstSource, Inc.*	11,894,663
107,352	Dover Corp.	18,859,599
165,994	Emerson Electric Co.	18,199,582
23,992	GE Vernova, Inc.	7,324,278
43,152	General Dynamics Corp.	11,762,372
156,550	Honeywell International, Inc.	33,149,462
43,969	Northrop Grumman Corp.	22,512,568
34,382	Rockwell Automation, Inc.	8,883,621
1,151,000	Techtronic Industries Co. Ltd.	13,793,900
		158,785,809
	Commercial & Professional Services - 1.0%
59,750	Booz Allen Hamilton Holding Corp.	6,248,655
40,173	CACI International, Inc. Class A*	14,740,277
160,098	TransUnion	13,286,533
		34,275,465
	Consumer Discretionary Distribution & Retail - 5.6%
626,167	Amazon.com, Inc.*	119,134,534
38,900	CarMax, Inc.*	3,031,088
120,313	Dick's Sporting Goods, Inc.	24,250,288
326,361	TJX Cos., Inc.	39,750,770
115,140	Tory Burch LLC*(1)(2)	5,670,628
		191,837,308
	Consumer Durables & Apparel - 1.5%
699,846	NIKE, Inc. Class B	44,426,224
137,242	On Holding AG Class A*	6,027,669
		50,453,893
	Consumer Services - 2.5%
136,218	Airbnb, Inc. Class A*	16,272,602
316,253	DraftKings, Inc. Class A*	10,502,762
136,662	Las Vegas Sands Corp.	5,279,253
121,398	McDonald's Corp.	37,921,093
123,089	Viking Holdings Ltd.*	4,892,788
126,899	Wyndham Hotels & Resorts, Inc.	11,485,629
		86,354,127
	Consumer Staples Distribution & Retail - 0.5%
253,439	Kroger Co.	17,155,286
	Energy - 3.5%
424,906	Canadian Natural Resources Ltd.	13,087,105
213,858	ConocoPhillips	22,459,367
356,797	Coterra Energy, Inc.	10,311,433
162,445	Exxon Mobil Corp.	19,319,584
302,318	Halliburton Co.	7,669,808
529,288	Schlumberger NV	22,124,238
42,281	Targa Resources Corp.	8,476,072
130,766	Valero Energy Corp.	17,270,266
		120,717,873
	Equity Real Estate Investment Trusts (REITs) - 2.5%
123,189	American Tower Corp. REIT	26,805,926
68,556	AvalonBay Communities, Inc. REIT	14,713,489
26,162	Equinix, Inc. REIT	21,331,187
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.5% - (continued)
321,569	UDR, Inc. REIT	$14,525,272
45,684	Welltower, Inc. REIT	6,999,245
		84,375,119
	Financial Services - 10.1%
313,617	Ally Financial, Inc.	11,437,612
96,614	American Express Co.	25,993,997
91,255	Berkshire Hathaway, Inc. Class B*	48,600,588
223,030	Charles Schwab Corp.	17,458,788
98,982	CME Group, Inc.	26,258,935
37,203	Equitable Holdings, Inc.	1,937,904
27,436	Fiserv, Inc.*	6,058,692
71,431	KKR & Co., Inc.	8,258,138
68,347	Mastercard, Inc. Class A	37,462,358
175,111	Morgan Stanley	20,430,200
179,920	Raymond James Financial, Inc.	24,992,687
64,247	S&P Global, Inc.	32,643,901
210,435	TPG, Inc.	9,980,932
84,547	Tradeweb Markets, Inc. Class A	12,551,848
147,275	Visa, Inc. Class A	51,613,996
151,666	Voya Financial, Inc.	10,276,888
		345,957,464
	Food, Beverage & Tobacco - 2.8%
162,359	Archer-Daniels-Midland Co.	7,794,856
494,586	Coca-Cola Co.	35,422,249
86,959	Constellation Brands, Inc. Class A	15,958,716
491,493	Keurig Dr. Pepper, Inc.	16,818,890
325,204	Tyson Foods, Inc. Class A	20,751,267
		96,745,978
	Health Care Equipment & Services - 4.1%
114,211	Boston Scientific Corp.*	11,521,606
122,501	Cardinal Health, Inc.	16,876,963
125,313	Centene Corp.*	7,607,752
63,165	Edwards Lifesciences Corp.*	4,578,199
20,076	Humana, Inc.	5,312,110
18,650	Intuitive Surgical, Inc.*	9,236,786
106,337	Quest Diagnostics, Inc.	17,992,220
76,309	Stryker Corp.	28,406,025
73,432	UnitedHealth Group, Inc.	38,460,010
		139,991,671
	Household & Personal Products - 2.4%
87,498	BellRing Brands, Inc.*	6,515,101
350,600	HF Global, Inc.*(1)(2)	7,243,396
545,719	Kenvue, Inc.	13,086,342
209,043	Procter & Gamble Co.	35,625,108
331,269	Unilever PLC	19,765,833
		82,235,780
	Insurance - 3.9%
161,292	Chubb Ltd.	48,708,571
40,024	Everest Group Ltd.	14,541,920
61,834	Globe Life, Inc.	8,144,775
154,415	Marsh & McLennan Cos., Inc.	37,681,892
152,617	MetLife, Inc.	12,253,619
38,693	Willis Towers Watson PLC	13,076,299
		134,407,076
	Materials - 3.8%
666,194	Barrick Gold Corp.	12,950,811
124,215	CRH PLC	10,886,521
159,210	FMC Corp.	6,717,070
552,566	Freeport-McMoRan, Inc.	20,920,149
82,399	Linde PLC	38,368,270
107,711	PPG Industries, Inc.	11,778,198
54,183	Reliance, Inc.	15,645,341
175,618	Rio Tinto PLC ADR	10,551,130
		127,817,490

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Media & Entertainment - 8.2%
593,922	Alphabet, Inc. Class A	$91,844,098
151,202	Alphabet, Inc. Class C	23,622,288
148,664	Liberty Media Corp.-Liberty Formula One Class C*	13,381,246
174,322	Live Nation Entertainment, Inc.*	22,762,967
109,975	Meta Platforms, Inc. Class A	63,385,191
30,290	Netflix, Inc.*	28,246,334
27,859	Spotify Technology SA*	15,323,286
213,034	Walt Disney Co.	21,026,456
		279,591,866
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
127,195	Agilent Technologies, Inc.	14,879,271
267,386	AstraZeneca PLC ADR	19,652,871
331,544	Bristol-Myers Squibb Co.	20,220,869
74,322	Charles River Laboratories International, Inc.*	11,186,947
156,818	Danaher Corp.	32,147,690
41,636	Eli Lilly & Co.	34,387,589
150,585	Exact Sciences Corp.*	6,518,825
75,388	ICON PLC*	13,192,146
68,915	Natera, Inc.*	9,745,270
95,391	Neurocrine Biosciences, Inc.*	10,550,245
523,865	Pfizer, Inc.	13,274,739
332,220	Sanofi SA ADR	18,424,921
15,918	Vertex Pharmaceuticals, Inc.*	7,717,365
		211,898,748
	Real Estate Management & Development - 0.2%
103,188	Zillow Group, Inc. Class C*	7,074,569
	Semiconductors & Semiconductor Equipment - 10.6%
50,858	ARM Holdings PLC ADR*	5,431,126
15,363	ASML Holding NV	10,179,985
529,472	Broadcom, Inc.	88,649,497
125,251	Enphase Energy, Inc.*	7,771,824
65,404	First Solar, Inc.*	8,269,028
99,442	Marvell Technology, Inc.	6,122,644
108,099	Micron Technology, Inc.	9,392,722
1,469,650	NVIDIA Corp.	159,280,667
89,812	NXP Semiconductors NV	17,069,669
49,666	QUALCOMM, Inc.	7,629,194
137,465	Skyworks Solutions, Inc.	8,884,363
180,899	Texas Instruments, Inc.	32,507,550
		361,188,269
	Software & Services - 9.9%
174,844	Accenture PLC Class A	54,558,322
33,030	Adobe, Inc.*	12,667,996
13,142	AppLovin Corp. Class A*	3,482,236
25,455	Atlassian Corp. Class A*	5,401,805
76,089	Docusign, Inc.*	6,193,645
46,700	GoDaddy, Inc. Class A*	8,412,538
64,682	Intuit, Inc.	39,714,101
479,462	Microsoft Corp.	179,985,240
62,193	Salesforce, Inc.	16,690,113
12,914	ServiceNow, Inc.*	10,281,352
		337,387,348
	Technology Hardware & Equipment - 6.5%
917,677	Apple, Inc.	203,843,592
153,080	Arista Networks, Inc.*	11,860,638
210,099	Flex Ltd.*	6,950,075
		222,654,305
	Telecommunication Services - 1.3%
458,473	AT&T, Inc.	12,965,616
110,936	T-Mobile U.S., Inc.	29,587,741
		42,553,357
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.0% - (continued)
	Transportation - 1.1%
231,910	Knight-Swift Transportation Holdings, Inc.		$10,085,766
209,864	Uber Technologies, Inc.*		15,290,691
49,276	Union Pacific Corp.		11,640,962
			37,017,419
	Utilities - 1.9%
287,103	Eversource Energy		17,831,967
344,728	Exelon Corp.		15,885,066
1,134,445	Iberdrola SA		18,319,102
156,896	Sempra		11,196,099
			63,232,234
	Total Common Stocks (cost $2,475,508,114)		$3,307,894,634
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(3)		$56
	Total Convertible Preferred Stocks (cost $679,566)		$56
EXCHANGE-TRADED FUNDS - 0.9%
	Other Investment Pools & Funds - 0.9%
82,136	iShares Russell 1000 Growth ETF		$29,658,488
	Total Exchange-Traded Funds (cost $31,207,278)		$29,658,488
	Total Long-Term Investments (cost $2,507,394,958)		$3,337,553,178
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 11,979,306
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due
on 04/01/2025 with a maturity value of
$11,980,763; collateralized by U.S. Treasury
Note at 4.25%, maturing 03/15/2027, with a
market value of $12,219,015
			$11,979,306
	Total Short-Term Investments (cost $11,979,306)		$11,979,306
	Total Investments (cost $2,519,374,264)	98.2%	$3,349,532,484
	Other Assets and Liabilities	1.8%	60,102,056
	Net Assets	100.0%	$3,409,634,540
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $12,914,080 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	350,600	$4,713,607	$7,243,396
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	679,566	56
11/2013	Tory Burch LLC	115,140	9,024,247	5,670,628
			$14,417,420	$12,914,080

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at March 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	165	06/20/2025	$46,639,313	$(319,856)
Total futures contracts				$(319,856)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,307,894,634	$3,228,136,935	$66,843,675	$12,914,024
Convertible Preferred Stocks	56	—	—	56
Exchange-Traded Funds	29,658,488	29,658,488	—	—
Short-Term Investments	11,979,306	—	11,979,306	—
Total	$3,349,532,484	$3,257,795,423	$78,822,981	$12,914,080
Liabilities
Futures Contracts(2)	$(319,856)	$(319,856)	$—	$—
Total	$(319,856)	$(319,856)	$—	$—

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

11

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Automobiles & Components - 0.6%
66,017	Tesla, Inc.*	$17,108,966
	Banks - 5.3%
903,717	Bank of America Corp.	37,712,110
267,992	JP Morgan Chase & Co.	65,738,438
601,527	Wells Fargo & Co.	43,183,623
		146,634,171
	Capital Goods - 7.3%
143,264	AMETEK, Inc.	24,661,465
108,589	Builders FirstSource, Inc.*	13,567,110
177,127	Emerson Electric Co.	19,420,205
69,896	GE Vernova, Inc.	21,337,851
87,193	General Dynamics Corp.	23,767,068
70,291	IDEX Corp.	12,720,562
307,441	Ingersoll Rand, Inc.	24,604,503
37,072	Parker-Hannifin Corp.	22,534,215
283,820	RTX Corp.	37,594,797
		200,207,776
	Commercial & Professional Services - 1.1%
127,852	Republic Services, Inc.	30,960,640
	Consumer Discretionary Distribution & Retail - 6.6%
656,296	Amazon.com, Inc.*	124,866,877
8,225	AutoZone, Inc.*	31,360,116
193,858	TJX Cos., Inc.	23,611,904
38,805	Tory Burch LLC*(1)(2)	1,911,148
		181,750,045
	Consumer Durables & Apparel - 1.1%
84,716	Lennar Corp. Class A	9,723,702
306,658	NIKE, Inc. Class B	19,466,650
		29,190,352
	Consumer Services - 2.0%
108,199	Marriott International, Inc. Class A	25,773,002
92,795	McDonald's Corp.	28,986,374
		54,759,376
	Consumer Staples Distribution & Retail - 2.4%
179,886	BJ's Wholesale Club Holdings, Inc.*	20,524,993
511,056	Walmart, Inc.	44,865,606
		65,390,599
	Energy - 3.4%
299,864	ConocoPhillips	31,491,717
129,626	Expand Energy Corp.	14,429,966
395,473	Exxon Mobil Corp.	47,033,604
		92,955,287
	Equity Real Estate Investment Trusts (REITs) - 2.6%
129,130	American Tower Corp. REIT	28,098,688
129,134	Iron Mountain, Inc. REIT	11,110,690
220,930	Welltower, Inc. REIT	33,848,685
		73,058,063
	Financial Services - 4.6%
109,265	American Express Co.	29,397,748
130,840	Mastercard, Inc. Class A	71,716,021
330,989	Nasdaq, Inc.	25,108,826
		126,222,595
	Food, Beverage & Tobacco - 1.3%
426,017	Brown-Forman Corp. Class B	14,459,017
379,461	Monster Beverage Corp.*	22,206,058
		36,665,075
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Health Care Equipment & Services - 6.6%
363,840	Abbott Laboratories	$48,263,376
367,850	Boston Scientific Corp.*	37,108,708
134,262	Cencora, Inc.	37,336,920
112,327	UnitedHealth Group, Inc.	58,831,266
		181,540,270
	Household & Personal Products - 2.0%
315,849	Procter & Gamble Co.	53,826,987
	Insurance - 2.8%
173,066	Arch Capital Group Ltd.	16,645,488
83,907	Chubb Ltd.	25,339,075
127,349	Progressive Corp.	36,041,040
		78,025,603
	Materials - 2.8%
75,831	Linde PLC	35,309,947
149,080	RPM International, Inc.	17,245,574
74,120	Sherwin-Williams Co.	25,881,963
		78,437,484
	Media & Entertainment - 7.5%
685,109	Alphabet, Inc. Class A	105,945,256
104,435	Meta Platforms, Inc. Class A	60,192,156
41,971	Netflix, Inc.*	39,139,217
		205,276,629
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
77,002	Eli Lilly & Co.	63,596,722
389,947	Merck & Co., Inc.	35,001,643
43,486	Thermo Fisher Scientific, Inc.	21,638,633
68,771	Vertex Pharmaceuticals, Inc.*	33,341,556
		153,578,554
	Semiconductors & Semiconductor Equipment - 9.4%
376,571	Broadcom, Inc.	63,049,283
42,715	KLA Corp.	29,037,657
1,322,924	NVIDIA Corp.	143,378,503
125,227	Texas Instruments, Inc.	22,503,292
		257,968,735
	Software & Services - 9.8%
61,578	Accenture PLC Class A	19,214,799
451,172	Microsoft Corp.	169,365,457
58,654	Roper Technologies, Inc.	34,581,225
120,839	Salesforce, Inc.	32,428,354
63,611	Workday, Inc. Class A*	14,855,077
		270,444,912
	Technology Hardware & Equipment - 9.6%
948,489	Apple, Inc.	210,687,862
129,748	CDW Corp.	20,793,414
77,429	Motorola Solutions, Inc.	33,899,191
		265,380,467
	Telecommunication Services - 1.2%
122,564	T-Mobile U.S., Inc.	32,689,044
	Utilities - 3.5%
223,829	Atmos Energy Corp.	34,599,487
1,646,319	PG&E Corp.	28,283,760
298,436	WEC Energy Group, Inc.	32,523,555
		95,406,802
	Total Common Stocks (cost $1,584,577,608)	$2,727,478,432

12

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)(3)		$3,331,943
	Telecommunication Services - 0.1%
287,204	Lookout, Inc. Series F*(1)(2)(3)		1,591,110
	Total Convertible Preferred Stocks (cost $6,240,761)		$4,923,053
	Total Long-Term Investments (cost $1,590,818,369)		$2,732,401,485
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 4,427,383
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due
on 04/01/2025 with a maturity value of
$4,427,922; collateralized by U.S. Treasury
Note at 4.25%, maturing 03/15/2027, with a
market value of $4,515,948
			$4,427,383
	Total Short-Term Investments (cost $4,427,383)		$4,427,383
	Total Investments (cost $1,595,245,752)	99.5%	$2,736,828,868
	Other Assets and Liabilities	0.5%	15,066,034
	Net Assets	100.0%	$2,751,894,902
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $6,834,201 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$3,280,760	$1,591,110
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	1,871,878	2,960,001	3,331,943
11/2013	Tory Burch LLC	38,805	3,041,403	1,911,148
			$9,282,164	$6,834,201

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,727,478,432	$2,725,567,284	$—	$1,911,148
Convertible Preferred Stocks	4,923,053	—	—	4,923,053
Short-Term Investments	4,427,383	—	4,427,383	—
Total	$2,736,828,868	$2,725,567,284	$4,427,383	$6,834,201

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

13

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Banks - 8.5%
1,808,483	Bank of America Corp.	$75,467,996
486,598	JP Morgan Chase & Co.	119,362,489
1,089,903	Wells Fargo & Co.	78,244,136
		273,074,621
	Capital Goods - 9.1%
350,647	Airbus SE	61,743,887
159,441	General Dynamics Corp.	43,460,428
184,833	Honeywell International, Inc.	39,138,388
98,531	Lockheed Martin Corp.	44,014,783
453,547	Otis Worldwide Corp.	46,806,050
311,113	Westinghouse Air Brake Technologies Corp.	56,420,343
		291,583,879
	Consumer Discretionary Distribution & Retail - 4.5%
115,138	Home Depot, Inc.	42,196,926
244,739	Lowe's Cos., Inc.	57,080,477
382,209	TJX Cos., Inc.	46,553,056
		145,830,459
	Consumer Services - 1.1%
4,308	Booking Holdings, Inc.	19,846,568
172,806	Starbucks Corp.	16,950,541
		36,797,109
	Energy - 7.1%
75,376	Chevron Corp.	12,609,651
451,402	ConocoPhillips	47,406,238
1,699,564	Coterra Energy, Inc.	49,117,400
351,624	EQT Corp.	18,787,270
662,460	TotalEnergies SE ADR	42,854,537
946,576	Williams Cos., Inc.	56,567,382
		227,342,478
	Equity Real Estate Investment Trusts (REITs) - 4.0%
133,455	American Tower Corp. REIT	29,039,808
147,925	AvalonBay Communities, Inc. REIT	31,747,664
86,973	Public Storage REIT	26,030,149
279,223	Welltower, Inc. REIT	42,779,756
		129,597,377
	Financial Services - 7.0%
179,988	American Express Co.	48,425,771
33,476	Blackrock, Inc.	31,684,365
457,152	Morgan Stanley	53,335,924
70,589	S&P Global, Inc.	35,866,271
163,209	Visa, Inc. Class A	57,198,226
		226,510,557
	Food, Beverage & Tobacco - 3.7%
1,102,962	Keurig Dr. Pepper, Inc.	37,743,359
466,730	Philip Morris International, Inc.	74,084,053
140,006	Tyson Foods, Inc. Class A	8,933,783
		120,761,195
	Health Care Equipment & Services - 6.3%
125,275	Elevance Health, Inc.	54,489,614
109,087	HCA Healthcare, Inc.	37,695,013
208,586	UnitedHealth Group, Inc.	109,246,917
		201,431,544
	Household & Personal Products - 2.2%
1,167,260	Kenvue, Inc.	27,990,895
746,333	Unilever PLC ADR	44,444,130
		72,435,025
	Insurance - 3.0%
484,053	American International Group, Inc.	42,083,568
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Insurance - 3.0% - (continued)
123,404	Marsh & McLennan Cos., Inc.	$30,114,278
279,496	Principal Financial Group, Inc.	23,581,077
		95,778,923
	Materials - 2.0%
3,602,565	Amcor PLC	34,944,880
636,116	BHP Group Ltd. ADR	30,877,071
		65,821,951
	Media & Entertainment - 5.6%
656,495	Alphabet, Inc. Class A	101,520,387
407,589	Omnicom Group, Inc.	33,793,204
464,987	Walt Disney Co.	45,894,217
		181,207,808
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
222,846	Agilent Technologies, Inc.	26,068,525
596,929	AstraZeneca PLC ADR	43,874,282
564,588	Gilead Sciences, Inc.	63,262,085
3,987,765	Haleon PLC	20,139,016
1,056,240	Haleon PLC ADR	10,868,710
482,103	Merck & Co., Inc.	43,273,565
366,132	Novartis AG ADR	40,816,395
1,973,585	Pfizer, Inc.	50,010,644
		298,313,222
	Semiconductors & Semiconductor Equipment - 3.9%
93,619	Broadcom, Inc.	15,674,629
303,444	NXP Semiconductors NV	57,672,567
332,356	QUALCOMM, Inc.	51,053,205
		124,400,401
	Software & Services - 9.0%
83,642	Accenture PLC Class A	26,099,650
825,675	Cognizant Technology Solutions Corp. Class A	63,164,137
392,508	Microsoft Corp.	147,343,578
91,351	Roper Technologies, Inc.	53,858,723
		290,466,088
	Technology Hardware & Equipment - 4.4%
330,411	Apple, Inc.	73,394,195
1,081,287	Cisco Systems, Inc.	66,726,221
		140,120,416
	Transportation - 1.5%
414,702	Delta Air Lines, Inc.	18,081,007
209,719	JB Hunt Transport Services, Inc.	31,027,926
		49,108,933
	Utilities - 6.8%
501,655	American Electric Power Co., Inc.	54,815,842
371,723	Duke Energy Corp.	45,339,054
1,360,061	Exelon Corp.	62,671,611
788,193	Sempra	56,245,453
		219,071,960
	Total Common Stocks (cost $2,066,297,731)	$3,189,653,946

14

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 5,919,451
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due
on 04/01/2025 with a maturity value of
$5,920,171; collateralized by U.S. Treasury
Note at 4.25%, maturing 03/15/2027, with a
market value of $6,037,919
			$5,919,451
	Total Short-Term Investments (cost $5,919,451)		$5,919,451
	Total Investments (cost $2,072,217,182)	99.2%	$3,195,573,397
	Other Assets and Liabilities	0.8%	25,341,125
	Net Assets	100.0%	$3,220,914,522
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,189,653,946	$3,107,771,043	$81,882,903	$—
Short-Term Investments	5,919,451	—	5,919,451	—
Total	$3,195,573,397	$3,107,771,043	$87,802,354	$—

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.

15

Hartford Healthcare HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Biotechnology - 20.2%
13,084	AbbVie, Inc.	$2,741,360
7,581	Akero Therapeutics, Inc.*	306,879
2,467	Alnylam Pharmaceuticals, Inc.*	666,139
2,268	Amgen, Inc.	706,595
27,015	Amicus Therapeutics, Inc.*	220,442
10,844	Apellis Pharmaceuticals, Inc.*	237,158
8,049	Apogee Therapeutics, Inc.*	300,711
18,606	Arcus Biosciences, Inc.*	146,057
1,982	Argenx SE ADR*	1,173,076
3,975	Ascendis Pharma AS ADR*	619,544
20,553	Avidity Biosciences, Inc.*	606,725
1,446	Biogen, Inc.*	197,871
3,748	Blueprint Medicines Corp.*	331,736
12,041	Celldex Therapeutics, Inc.*	218,544
8,611	Crinetics Pharmaceuticals, Inc.*	288,813
8,884	Cytokinetics, Inc.*	357,048
5,996	Disc Medicine, Inc.*	297,641
20,210	Exact Sciences Corp.*	874,891
13,434	Gilead Sciences, Inc.	1,505,280
7,748	Immunocore Holdings PLC ADR*	229,883
6,979	Ionis Pharmaceuticals, Inc.*	210,556
3,633	Janux Therapeutics, Inc.*	98,091
8,725	Kymera Therapeutics, Inc.*	238,803
10,354	Merus NV*	435,800
3,295	Natera, Inc.*	465,946
7,413	Newamsterdam Pharma Co. NV*	151,744
16,897	Nurix Therapeutics, Inc.*	200,736
4,657	Nuvalent, Inc. Class A*	330,275
8,192	PTC Therapeutics, Inc.*	417,464
16,767	Revolution Medicines, Inc.*	592,881
24,137	Rocket Pharmaceuticals, Inc.*	160,994
5,954	Sarepta Therapeutics, Inc.*	379,984
73,505	Savara, Inc.*	203,609
12,892	Scholar Rock Holding Corp.*	414,478
9,436	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	354,817
6,631	Soleno Therapeutics, Inc.*	473,785
12,222	Spyre Therapeutics, Inc.*	197,202
10,643	Ultragenyx Pharmaceutical, Inc.*	385,383
2,802	United Therapeutics Corp.*	863,773
8,224	Vaxcyte, Inc.*	310,538
6,839	Vertex Pharmaceuticals, Inc.*	3,315,684
9,163	Xenon Pharmaceuticals, Inc.*	307,419
11,614	Zai Lab Ltd. ADR*	419,730
		22,956,085
	Health Care Distributors - 2.5%
10,179	Cencora, Inc.	2,830,678
	Health Care Equipment - 16.0%
14,746	Abbott Laboratories	1,956,057
52,818	Boston Scientific Corp.*	5,328,280
16,726	Dexcom, Inc.*	1,142,219
4,844	DiaSorin SpA	481,065
15,452	Edwards Lifesciences Corp.*	1,119,961
7,734	Glaukos Corp.*	761,180
4,939	Hologic, Inc.*	305,082
3,959	Insulet Corp.*	1,039,673
7,734	Intuitive Surgical, Inc.*	3,830,418
12,631	Medtronic PLC	1,135,022
2,823	Stryker Corp.	1,050,862
		18,149,819
	Health Care Facilities - 4.7%
25,421	Acadia Healthcare Co., Inc.*	770,765
31,952	Ardent Health Partners, Inc.*	439,340
9,529	Encompass Health Corp.	965,097
7,259	HCA Healthcare, Inc.	2,508,347
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Health Care Facilities - 4.7% - (continued)
19,615	PACS Group, Inc.*	$220,473
19,682	Surgery Partners, Inc.*	467,447
		5,371,469
	Health Care Services - 3.7%
5,867	Addus HomeCare Corp.*	580,187
90,878	agilon health, Inc.*	393,502
4,324	Labcorp Holdings, Inc.	1,006,368
107,746	LifeStance Health Group, Inc.*	717,588
26,845	Option Care Health, Inc.*	938,233
24,695	Privia Health Group, Inc.*	554,403
		4,190,281
	Health Care Supplies - 0.4%
2,535	Align Technology, Inc.*	402,710
	Health Care Technology - 0.3%
34,930	Evolent Health, Inc. Class A*	330,787
	Life Sciences Tools & Services - 8.4%
8,121	Agilent Technologies, Inc.	949,995
5,705	Bio-Techne Corp.	334,484
7,838	Danaher Corp.	1,606,790
6,660	ICON PLC*	1,165,433
13,533	Qiagen NV*	543,350
1,120	Tecan Group AG	213,112
6,276	Thermo Fisher Scientific, Inc.	3,122,938
4,439	Waters Corp.*	1,636,082
		9,572,184
	Managed Health Care - 14.9%
50,666	Alignment Healthcare, Inc.*	943,401
24,340	Centene Corp.*	1,477,681
1,773	Elevance Health, Inc.	771,184
4,529	Humana, Inc.	1,198,373
3,617	Molina Healthcare, Inc.*	1,191,404
21,602	UnitedHealth Group, Inc.	11,314,048
		16,896,091
	Pharmaceuticals - 28.1%
23,085	Astellas Pharma, Inc.	224,721
27,049	AstraZeneca PLC ADR	1,988,102
3,207	Axsome Therapeutics, Inc.*	374,032
26,208	Bristol-Myers Squibb Co.	1,598,426
29,792	Daiichi Sankyo Co. Ltd.	709,463
48,788	Elanco Animal Health, Inc.*	512,274
17,779	Eli Lilly & Co.	14,683,854
9,338	Galderma Group AG*	987,630
32,714	GSK PLC	625,171
17,348	Johnson & Johnson	2,876,992
49,348	Merck & Co., Inc.	4,429,477
12,343	Novo Nordisk AS Class B	843,993
13,649	Structure Therapeutics, Inc. ADR*	236,264
5,589	UCB SA	984,025
11,819	Verona Pharma PLC ADR*	750,388
		31,824,812
	Total Common Stocks (cost $80,149,181)	$112,524,916
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(1)(2)(3)	$903
	Total Rights (cost $903)	$903
	Total Long-Term Investments (cost $80,150,084)	$112,525,819

16

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 175,164
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due on
04/01/2025 with a maturity value of $175,185;
collateralized by U.S. Treasury Note at 4.25%,
maturing 03/15/2027, with a market value of
$178,867
			$175,164
	Total Short-Term Investments (cost $175,164)		$175,164
	Total Investments (cost $80,325,248)	99.3%	$112,700,983
	Other Assets and Liabilities	0.7%	737,990
	Net Assets	100.0%	$113,438,973
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$903	$903

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no expiration date available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$112,524,916	$108,088,549	$4,436,367	$—
Rights	903	—	—	903
Short-Term Investments	175,164	—	175,164	—
Total	$112,700,983	$108,088,549	$4,611,531	$903

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

17

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Brazil - 2.2%
2,949	MercadoLibre, Inc.*	$5,753,116
2,202,100	TIM SA	6,946,140
435,618	XP, Inc. Class A	5,989,747
		18,689,003
	Canada - 6.3%
567,321	Cenovus Energy, Inc.	7,884,660
3,835	Constellation Software, Inc.	12,145,175
114,412	RB Global, Inc.	11,482,940
121,336	Royal Bank of Canada	13,667,743
94,598	Shopify, Inc. Class A*	8,999,316
		54,179,834
	Chile - 0.6%
630,156	Lundin Mining Corp.	5,105,882
	China - 6.6%
1,185,374	ENN Energy Holdings Ltd.	9,797,441
354,290	KE Holdings, Inc. ADR	7,117,686
505,876	Meituan Class B*(1)	10,179,473
637,378	Proya Cosmetics Co. Ltd. Class A	7,265,282
345,313	Tencent Holdings Ltd.	22,064,086
		56,423,968
	Denmark - 1.2%
148,200	Novo Nordisk AS Class B	10,133,663
	France - 9.4%
220,562	Accor SA	10,058,783
72,807	Airbus SE	12,820,264
56,676	Capgemini SE	8,516,024
79,656	Cie de Saint-Gobain SA	7,935,071
2,907	Hermes International SCA	7,648,660
932,538	Orange SA	12,080,221
210,467	Renault SA	10,661,519
249,348	Societe Generale SA	11,249,057
		80,969,599
	Germany - 14.3%
45,007	adidas AG	10,615,368
54,458	Allianz SE	20,841,598
533,351	Deutsche Telekom AG	19,691,301
938,279	E.ON SE	14,163,070
362,722	Infineon Technologies AG	12,091,291
39,679	Merck KGaA	5,460,222
70,892	SAP SE	18,995,483
62,323	Siemens AG	14,393,261
113,684	Siemens Energy AG*	6,739,411
		122,991,005
	Hong Kong - 2.7%
1,822,396	AIA Group Ltd.	13,795,296
215,020	Hong Kong Exchanges & Clearing Ltd.	9,564,994
		23,360,290
	India - 3.5%
964,396	Axis Bank Ltd.	12,370,753
208,729	Larsen & Toubro Ltd.	8,488,230
623,940	Reliance Industries Ltd.	9,276,314
		30,135,297
	Indonesia - 0.8%
12,988,520	Bank Central Asia Tbk. PT	6,666,813
	Italy - 2.2%
3,034,094	Saipem SpA*	7,039,540
216,963	UniCredit SpA	12,178,586
		19,218,126
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 13.4%
60,300	Daikin Industries Ltd.	$6,543,672
21,900	Fast Retailing Co. Ltd.	6,519,439
22,300	Hikari Tsushin, Inc.	5,755,503
271,330	ITOCHU Corp.	12,595,938
25,022	Keyence Corp.	9,838,897
1,220,538	Mitsubishi UFJ Financial Group, Inc.	16,640,587
223,200	Nomura Research Institute Ltd.	7,265,685
58,700	Recruit Holdings Co. Ltd.	3,041,319
431,500	Renesas Electronics Corp.	5,787,559
138,000	SoftBank Group Corp.	7,058,686
679,900	Sony Group Corp.	17,203,502
298,100	Sumitomo Mitsui Trust Group, Inc.	7,503,556
452,199	T&D Holdings, Inc.	9,678,429
		115,432,772
	Netherlands - 2.2%
21,291	ASML Holding NV	14,089,811
56,108	EXOR NV	5,095,341
		19,185,152
	Singapore - 1.0%
3,491,244	Singapore Telecommunications Ltd.	8,855,022
	South Africa - 1.3%
382,843	Anglo American PLC	10,730,460
	South Korea - 2.6%
382,649	KT Corp. ADR	6,776,714
199,596	Shinhan Financial Group Co. Ltd.	6,387,641
71,929	SK Hynix, Inc.	9,588,565
		22,752,920
	Switzerland - 1.8%
53,516	Cie Financiere Richemont SA Class A	9,342,063
56,641	Galderma Group AG*	5,990,616
		15,332,679
	Taiwan - 3.4%
1,023,806	Taiwan Semiconductor Manufacturing Co. Ltd.	28,833,430
	United Kingdom - 13.3%
112,449	Ashtead Group PLC	6,079,751
114,482	AstraZeneca PLC	16,811,069
593,961	BAE Systems PLC	11,993,542
3,109,393	Barclays PLC	11,691,416
334,928	Imperial Brands PLC	12,392,954
117,440	London Stock Exchange Group PLC	17,443,027
153,626	Reckitt Benckiser Group PLC	10,388,258
783,943	Standard Chartered PLC	11,633,211
270,082	Unilever PLC	16,114,987
		114,548,215
	United States - 9.1%
14,958	CyberArk Software Ltd.*	5,055,804
131,556	GFL Environmental, Inc.	6,355,470
575,113	GSK PLC	10,990,517
2,748,694	Haleon PLC	13,881,458
23,921	Linde PLC	11,185,140
624,069	Shell PLC	22,837,540
13,850	Spotify Technology SA*	7,617,915
		77,923,844
	Total Common Stocks (cost $667,227,798)	$841,467,974

18

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $667,227,798)		$841,467,974
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 1,590,045
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due
on 04/01/2025 with a maturity value of
$1,590,238; collateralized by U.S. Treasury
Note at 4.25%, maturing 03/15/2027, with a
market value of $1,621,964
			$1,590,045
	Total Short-Term Investments (cost $1,590,045)		$1,590,045
	Total Investments (cost $668,817,843)	98.1%	$843,058,019
	Other Assets and Liabilities	1.9%	16,666,090
	Net Assets	100.0%	$859,724,109
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2025, the aggregate value of this security was
$10,179,473, representing 1.2% of net assets.

(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$—	$—

(3)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$841,467,974	$123,555,737	$717,912,237	$—
Warrants	—	—	—	—
Short-Term Investments	1,590,045	—	1,590,045	—
Total	$843,058,019	$123,555,737	$719,502,282	$—

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

19

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Capital Goods - 12.6%
40,090	Acuity, Inc.	$10,557,701
22,103	Axon Enterprise, Inc.*	11,625,073
24,828	Builders FirstSource, Inc.*	3,102,010
149,617	Fastenal Co.	11,602,798
140,261	Graco, Inc.	11,713,196
8,916	HEICO Corp. Class A	1,881,009
58,631	IDEX Corp.	10,610,452
111,161	Ingersoll Rand, Inc.	8,896,215
16,650	Lennox International, Inc.	9,337,820
95,667	Vertiv Holdings Co. Class A	6,907,157
11,213	Watsco, Inc.	5,699,568
		91,932,999
	Commercial & Professional Services - 6.1%
53,464	Clean Harbors, Inc.*	10,537,754
96,185	Copart, Inc.*	5,443,109
163,478	Dayforce, Inc.*	9,535,672
222,460	Rollins, Inc.	12,019,514
84,270	TransUnion	6,993,567
		44,529,616
	Consumer Discretionary Distribution & Retail - 5.5%
58,794	Boot Barn Holdings, Inc.*	6,316,240
52,707	Floor & Decor Holdings, Inc. Class A*	4,241,332
13,925	O'Reilly Automotive, Inc.*	19,948,677
17,526	Pool Corp.	5,579,402
119,419	Valvoline, Inc.*	4,156,975
		40,242,626
	Consumer Durables & Apparel - 4.3%
134,914	Deckers Outdoor Corp.*	15,084,734
2,265	NVR, Inc.*	16,408,544
		31,493,278
	Consumer Services - 6.7%
21,467	Domino's Pizza, Inc.	9,863,013
61,914	DoorDash, Inc. Class A*	11,316,022
460,454	DraftKings, Inc. Class A*	15,291,677
98,047	Hyatt Hotels Corp. Class A	12,010,758
		48,481,470
	Consumer Staples Distribution & Retail - 1.3%
21,397	Casey's General Stores, Inc.	9,287,154
	Energy - 4.8%
76,990	Antero Resources Corp.*	3,113,476
67,166	EQT Corp.	3,588,679
122,406	Targa Resources Corp.	24,538,731
81,428	Viper Energy, Inc.	3,676,474
		34,917,360
	Equity Real Estate Investment Trusts (REITs) - 0.6%
40,504	Lamar Advertising Co. Class A, REIT	4,608,545
	Financial Services - 11.7%
73,964	Ares Management Corp. Class A	10,843,862
19,960	Coinbase Global, Inc. Class A*	3,437,711
100,753	Hamilton Lane, Inc. Class A	14,978,948
73,130	Interactive Brokers Group, Inc. Class A	12,109,597
52,723	Morningstar, Inc.	15,810,046
633,913	Rocket Cos., Inc. Class A	7,651,330
137,231	Tradeweb Markets, Inc. Class A	20,373,314
		85,204,808
	Food, Beverage & Tobacco - 0.8%
168,983	Celsius Holdings, Inc.*	6,019,174
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Health Care Equipment & Services - 4.2%
15,371	IDEXX Laboratories, Inc.*	$6,455,052
6,226	Molina Healthcare, Inc.*	2,050,782
18,796	STERIS PLC	4,260,113
77,460	Veeva Systems, Inc. Class A*	17,942,060
		30,708,007
	Household & Personal Products - 0.6%
70,600	elf Beauty, Inc.*	4,432,974
	Insurance - 2.3%
4,088	Markel Group, Inc.*	7,642,966
57,281	RLI Corp.	4,601,383
62,859	Ryan Specialty Holdings, Inc.	4,643,394
		16,887,743
	Materials - 0.5%
152,191	Element Solutions, Inc.	3,441,039
	Media & Entertainment - 1.2%
154,924	Trade Desk, Inc. Class A*	8,477,441
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
61,436	Bio-Techne Corp.	3,601,993
34,015	ICON PLC*	5,952,285
8,479	Mettler-Toledo International, Inc.*	10,012,936
84,828	Natera, Inc.*	11,995,527
38,785	Waters Corp.*	14,294,987
		45,857,728
	Semiconductors & Semiconductor Equipment - 4.4%
29,565	Entegris, Inc.	2,586,346
123,614	Marvell Technology, Inc.	7,610,914
74,957	MKS Instruments, Inc.	6,007,804
20,970	Monolithic Power Systems, Inc.	12,162,181
30,631	Onto Innovation, Inc.*	3,716,765
		32,084,010
	Software & Services - 21.5%
69,014	AppLovin Corp. Class A*	18,286,640
395,704	Clearwater Analytics Holdings, Inc. Class A*	10,604,867
580	Constellation Software, Inc.	1,836,819
40,541	CyberArk Software Ltd.*	13,702,858
97,865	Datadog, Inc. Class A*	9,709,187
4,171	Fair Isaac Corp.*	7,691,991
12,488	Gartner, Inc.*	5,241,713
32,990	Guidewire Software, Inc.*	6,181,007
23,817	HubSpot, Inc.*	13,606,414
21,565	MongoDB, Inc.*	3,782,501
399,303	Palantir Technologies, Inc. Class A*	33,701,173
149,666	Procore Technologies, Inc.*	9,880,949
45,105	PTC, Inc.*	6,989,020
20,793	Tyler Technologies, Inc.*	12,088,842
169,332	Unity Software, Inc.*	3,317,214
		156,621,195
	Technology Hardware & Equipment - 0.9%
38,445	CDW Corp.	6,161,196
	Transportation - 0.8%
35,042	Expeditors International of Washington, Inc.	4,213,801
5,073	Saia, Inc.*	1,772,658
		5,986,459

20

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Utilities - 2.5%
51,047	Atmos Energy Corp.		$7,890,845
88,736	Vistra Corp.		10,421,156
			18,312,001
	Total Common Stocks (cost $624,664,132)		$725,686,823
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 604,187
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due on
04/01/2025 with a maturity value of $604,261;
collateralized by U.S. Treasury Note at 4.25%,
maturing 03/15/2027, with a market value of
$616,357
			$604,187
	Total Short-Term Investments (cost $604,187)		$604,187
	Total Investments (cost $625,268,319)	99.7%	$726,291,010
	Other Assets and Liabilities	0.3%	2,469,909
	Net Assets	100.0%	$728,760,919
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$725,686,823	$725,686,823	$—	$—
Short-Term Investments	604,187	—	604,187	—
Total	$726,291,010	$725,686,823	$604,187	$—

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.

21

Hartford Small Cap Growth HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Automobiles & Components - 2.1%
36,455	Dorman Products, Inc.*	$4,394,286
37,864	Modine Manufacturing Co.*	2,906,062
35,481	Patrick Industries, Inc.	3,000,273
		10,300,621
	Banks - 1.1%
96,700	Synovus Financial Corp.	4,519,758
17,780	Triumph Financial, Inc.*	1,027,684
		5,547,442
	Capital Goods - 15.3%
11,914	Applied Industrial Technologies, Inc.	2,684,701
120,301	Archer Aviation, Inc. Class A*	855,340
69,294	Atmus Filtration Technologies, Inc.	2,545,169
68,632	AZEK Co., Inc.*	3,355,419
36,251	AZZ, Inc.	3,030,946
120,126	Bloom Energy Corp. Class A*	2,361,677
18,759	Boise Cascade Co.	1,840,070
28,981	Chart Industries, Inc.*	4,183,697
126,819	Fluor Corp.*	4,542,657
59,291	FTAI Aviation Ltd.	6,583,080
446,822	Hillman Solutions Corp.*	3,927,565
36,631	JBT Marel Corp.	4,476,308
31,138	Moog, Inc. Class A	5,397,772
19,138	MYR Group, Inc.*	2,164,316
79,470	NEXTracker, Inc. Class A*	3,348,866
42,157	Primoris Services Corp.	2,420,233
53,405	Rocket Lab USA, Inc.*	954,881
72,109	Rush Enterprises, Inc. Class A	3,851,342
40,634	SPX Technologies, Inc.*	5,232,847
41,462	Tecnoglass, Inc.	2,966,606
8,325	Valmont Industries, Inc.	2,375,705
22,676	WESCO International, Inc.	3,521,583
72,652	WillScot Holdings Corp.	2,019,726
		74,640,506
	Commercial & Professional Services - 7.6%
190,850	ACV Auctions, Inc. Class A*	2,689,076
8,757	CACI International, Inc. Class A*	3,213,118
63,021	Casella Waste Systems, Inc. Class A*	7,027,472
73,945	CBIZ, Inc.*	5,609,468
21,014	Clean Harbors, Inc.*	4,141,859
56,605	ExlService Holdings, Inc.*	2,672,322
20,935	Huron Consulting Group, Inc.*	3,003,126
56,199	Innodata, Inc.*	2,017,544
22,891	KBR, Inc.	1,140,201
247,978	Verra Mobility Corp.*	5,581,985
		37,096,171
	Consumer Discretionary Distribution & Retail - 1.6%
26,790	Boot Barn Holdings, Inc.*	2,878,050
18,476	Five Below, Inc.*	1,384,314
18,258	Ollie's Bargain Outlet Holdings, Inc.*	2,124,501
50,631	Wayfair, Inc. Class A*	1,621,711
		8,008,576
	Consumer Durables & Apparel - 2.9%
4,759	Cavco Industries, Inc.*	2,472,919
19,727	Installed Building Products, Inc.	3,382,391
51,111	Kontoor Brands, Inc.	3,277,749
79,839	Smith Douglas Homes Corp.*	1,558,457
111,418	YETI Holdings, Inc.*	3,687,936
		14,379,452
	Consumer Services - 2.3%
180,525	Sweetgreen, Inc. Class A*	4,516,735
10,475	Wingstop, Inc.	2,362,951
46,123	Wyndham Hotels & Resorts, Inc.	4,174,593
		11,054,279
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Consumer Staples Distribution & Retail - 1.6%
44,845	Chefs' Warehouse, Inc.*	$2,442,259
35,101	Sprouts Farmers Market, Inc.*	5,357,816
		7,800,075
	Energy - 2.3%
58,130	Cactus, Inc. Class A	2,664,098
16,725	Gulfport Energy Corp.*	3,079,741
52,654	Kodiak Gas Services, Inc.	1,963,994
66,684	Matador Resources Co.	3,406,886
		11,114,719
	Equity Real Estate Investment Trusts (REITs) - 2.7%
140,656	CareTrust, Inc. REIT	4,019,948
168,546	Independence Realty Trust, Inc. REIT	3,578,232
133,807	Macerich Co. REIT	2,297,466
33,402	Ryman Hospitality Properties, Inc. REIT	3,054,279
		12,949,925
	Financial Services - 4.8%
10,088	Evercore, Inc. Class A	2,014,776
28,487	Hamilton Lane, Inc. Class A	4,235,162
47,612	Mr. Cooper Group, Inc.*	5,694,395
169,514	Remitly Global, Inc.*	3,525,891
67,105	StepStone Group, Inc. Class A	3,504,894
46,739	Stifel Financial Corp.	4,405,618
		23,380,736
	Food, Beverage & Tobacco - 0.6%
36,621	Freshpet, Inc.*	3,045,769
	Health Care Equipment & Services - 10.0%
62,438	Acadia Healthcare Co., Inc.*	1,893,120
75,252	AtriCure, Inc.*	2,427,630
30,733	Encompass Health Corp.	3,112,638
58,224	Ensign Group, Inc.	7,534,186
12,377	GeneDx Holdings Corp.*	1,096,169
34,487	Glaukos Corp.*	3,394,211
69,525	HealthEquity, Inc.*	6,143,924
33,958	Hims & Hers Health, Inc.*	1,003,459
32,350	iRhythm Technologies, Inc.*	3,386,398
45,321	Lantheus Holdings, Inc.*	4,423,330
46,897	Merit Medical Systems, Inc.*	4,957,482
151,252	Option Care Health, Inc.*	5,286,257
66,434	RadNet, Inc.*	3,303,098
12,983	TransMedics Group, Inc.*	873,496
		48,835,398
	Household & Personal Products - 2.6%
53,941	BellRing Brands, Inc.*	4,016,447
38,119	Interparfums, Inc.	4,340,611
17,547	WD-40 Co.	4,281,468
		12,638,526
	Insurance - 0.9%
20,600	SiriusPoint Ltd.*	356,174
2,103	White Mountains Insurance Group Ltd.	4,049,979
		4,406,153
	Materials - 4.6%
71,459	ATI, Inc.*	3,718,012
122,799	Axalta Coating Systems Ltd.*	4,073,243
68,654	Cabot Corp.	5,707,894
20,996	Carpenter Technology Corp.	3,804,055
62,317	Commercial Metals Co.	2,867,205
57,042	FMC Corp.	2,406,602
		22,577,011
	Media & Entertainment - 1.1%
80,026	Atlanta Braves Holdings, Inc. Class C*	3,201,840
81,752	Cargurus, Inc.*	2,381,436
		5,583,276

22

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 13.4%
40,138	Akero Therapeutics, Inc.*	$1,624,786
247,482	Amicus Therapeutics, Inc.*	2,019,453
41,008	Apellis Pharmaceuticals, Inc.*	896,845
32,999	Apogee Therapeutics, Inc.*	1,232,843
103,168	Avidity Biosciences, Inc.*	3,045,519
32,403	Axsome Therapeutics, Inc.*	3,779,162
15,703	Biohaven Ltd.*	377,500
35,832	Blueprint Medicines Corp.*	3,171,490
92,866	Celldex Therapeutics, Inc.*	1,685,518
57,195	CG oncology, Inc.*	1,400,706
80,947	Crinetics Pharmaceuticals, Inc.*	2,714,962
44,842	Cytokinetics, Inc.*	1,802,200
33,056	Disc Medicine, Inc.*	1,640,900
61,916	Insmed, Inc.*	4,723,572
34,787	Ionis Pharmaceuticals, Inc.*	1,049,524
47,708	Kymera Therapeutics, Inc.*	1,305,768
58,452	MBX Biosciences, Inc.*	431,376
26,345	Nuvalent, Inc. Class A*	1,868,387
55,480	Protagonist Therapeutics, Inc.*	2,683,013
67,017	PTC Therapeutics, Inc.*	3,415,186
77,179	Revolution Medicines, Inc.*	2,729,050
64,066	Scholar Rock Holding Corp.*	2,059,722
30,592	Soleno Therapeutics, Inc.*	2,185,798
50,504	Spyre Therapeutics, Inc.*	814,882
37,996	Structure Therapeutics, Inc. ADR*	657,711
92,580	TG Therapeutics, Inc.*	3,650,429
24,338	Twist Bioscience Corp.*	955,510
30,224	Ultragenyx Pharmaceutical, Inc.*	1,094,411
78,133	Vaxcyte, Inc.*	2,950,302
69,438	Veracyte, Inc.*	2,058,837
55,552	Vericel Corp.*	2,478,730
44,943	Verona Pharma PLC ADR*	2,853,431
		65,357,523
	Semiconductors & Semiconductor Equipment - 3.6%
33,895	Cirrus Logic, Inc.*	3,377,806
77,814	Credo Technology Group Holding Ltd.*	3,125,010
42,505	MKS Instruments, Inc.	3,406,776
20,070	Onto Innovation, Inc.*	2,435,294
65,203	Rambus, Inc.*	3,375,885
56,060	Semtech Corp.*	1,928,464
		17,649,235
	Software & Services - 9.5%
35,572	ACI Worldwide, Inc.*	1,946,144
35,068	Agilysys, Inc.*	2,543,833
10,866	Appfolio, Inc. Class A*	2,389,433
126,143	Aurora Innovation, Inc.*	848,312
201,744	AvePoint, Inc.*	2,913,183
43,555	Bill Holdings, Inc.*	1,998,739
408,318	CCC Intelligent Solutions Holdings, Inc.*	3,687,112
186,010	Clearwater Analytics Holdings, Inc. Class A*	4,985,068
26,191	Commvault Systems, Inc.*	4,131,892
147,514	Grid Dynamics Holdings, Inc.*	2,308,594
6,174	Guidewire Software, Inc.*	1,156,761
72,964	Intapp, Inc.*	4,259,638
238,696	Jamf Holding Corp.*	2,900,156
37,578	MARA Holdings, Inc.*	432,147
41,563	Pegasystems, Inc.	2,889,460
53,882	Sprout Social, Inc. Class A*	1,184,865
24,040	SPS Commerce, Inc.*	3,190,829
67,504	Varonis Systems, Inc.*	2,730,537
		46,496,703
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.9% - (continued)
	Technology Hardware & Equipment - 4.0%
32,808	ePlus, Inc.*		$2,002,272
8,134	Fabrinet*		1,606,546
26,569	Insight Enterprises, Inc.*		3,985,084
37,196	Lumentum Holdings, Inc.*		2,318,799
90,391	Napco Security Technologies, Inc.		2,080,801
21,492	Novanta, Inc.*		2,748,182
34,439	PAR Technology Corp.*		2,112,488
244,471	Viavi Solutions, Inc.*		2,735,631
			19,589,803
	Transportation - 0.6%
19,836	Ryder System, Inc.		2,852,615
	Utilities - 0.7%
24,691	Chesapeake Utilities Corp.		3,171,065
	Total Common Stocks (cost $421,051,092)		$468,475,579
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
28,546	iShares Russell 2000 Growth ETF		$7,294,359
	Total Exchange-Traded Funds (cost $8,310,609)		$7,294,359
	Total Long-Term Investments (cost $429,361,701)		$475,769,938
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 315,374
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due on
04/01/2025 with a maturity value of $315,412;
collateralized by U.S. Treasury Note at 4.25%,
maturing 03/15/2027, with a market value of
$321,840
			$315,374
	Total Short-Term Investments (cost $315,374)		$315,374
	Total Investments (cost $429,677,075)	97.5%	$476,085,312
	Other Assets and Liabilities	2.5%	12,257,950
	Net Assets	100.0%	$488,343,262
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

23

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$468,475,579	$468,475,579	$—	$—
Exchange-Traded Funds	7,294,359	7,294,359	—	—
Short-Term Investments	315,374	—	315,374	—
Total	$476,085,312	$475,769,938	$315,374	$—

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.

24

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 0.6%
27,658	Visteon Corp.*	$2,146,814
	Banks - 1.1%
139,426	Cadence Bank	4,232,973
	Capital Goods - 16.9%
21,552	Acuity, Inc.	5,675,719
158,267	Ameresco, Inc. Class A*	1,911,865
56,628	Applied Industrial Technologies, Inc.	12,760,553
342,257	Archer Aviation, Inc.*	2,433,447
204,947	AZEK Co., Inc.*	10,019,859
5,635	Comfort Systems USA, Inc.	1,816,330
12,140	Curtiss-Wright Corp.	3,851,658
134,974	Fluor Corp.*	4,834,769
38,826	FTAI Aviation Ltd.	4,310,851
90,279	NEXTracker, Inc. Class A*	3,804,357
91,750	Rush Enterprises, Inc. Class A	4,900,367
248,696	Shoals Technologies Group, Inc. Class A*	825,671
202,856	Zurn Elkay Water Solutions Corp.	6,690,191
		63,835,637
	Commercial & Professional Services - 8.0%
68,331	Casella Waste Systems, Inc. Class A*	7,619,590
222,661	ExlService Holdings, Inc.*	10,511,825
36,987	TriNet Group, Inc.	2,930,850
414,239	Verra Mobility Corp.*	9,324,520
		30,386,785
	Consumer Discretionary Distribution & Retail - 3.4%
41,547	Boot Barn Holdings, Inc.*	4,463,394
41,718	Global-e Online Ltd.*	1,487,247
42,522	Ollie's Bargain Outlet Holdings, Inc.*	4,947,860
43,094	Tory Burch LLC*(1)(2)	2,122,381
		13,020,882
	Consumer Durables & Apparel - 2.1%
81,995	Champion Homes, Inc.*	7,769,846
	Consumer Services - 4.1%
590,075	Genius Sports Ltd.*	5,906,651
49,854	H&R Block, Inc.	2,737,483
35,677	Stride, Inc.*	4,513,140
63,040	Sweetgreen, Inc. Class A*	1,577,261
4,313	Wingstop, Inc.	972,927
		15,707,462
	Consumer Staples Distribution & Retail - 1.5%
37,329	Maplebear, Inc.*	1,489,054
27,930	Sprouts Farmers Market, Inc.*	4,263,235
		5,752,289
	Energy - 3.4%
62,704	Aris Water Solutions, Inc. Class A	2,009,036
71,073	Cactus, Inc. Class A	3,257,276
165,207	Viper Energy, Inc.	7,459,096
		12,725,408
	Equity Real Estate Investment Trusts (REITs) - 3.2%
51,895	American Healthcare, Inc. REIT	1,572,418
111,916	Macerich Co. REIT	1,921,598
83,763	Phillips Edison & Co., Inc. REIT	3,056,512
61,600	Ryman Hospitality Properties, Inc. REIT	5,632,704
		12,183,232
	Financial Services - 5.1%
11,554	Evercore, Inc. Class A	2,307,565
156,503	HA Sustainable Infrastructure Capital, Inc.	4,576,148
38,573	Hamilton Lane, Inc. Class A	5,734,648
48,137	PJT Partners, Inc. Class A	6,637,129
		19,255,490
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Food, Beverage & Tobacco - 0.3%
14,000	Freshpet, Inc.*	$1,164,380
	Health Care Equipment & Services - 10.9%
49,620	Acadia Healthcare Co., Inc.*	1,504,478
396,241	Alignment Healthcare, Inc.*	7,378,007
58,269	GeneDx Holdings Corp.*	5,160,594
50,073	Glaukos Corp.*	4,928,185
62,636	HealthEquity, Inc.*	5,535,143
108,521	Hims & Hers Health, Inc.*	3,206,796
22,356	Inspire Medical Systems, Inc.*	3,560,864
18,726	PACS Group, Inc.*	210,480
124,121	PROCEPT BioRobotics Corp.*	7,231,290
35,689	TransMedics Group, Inc.*	2,401,156
		41,116,993
	Household & Personal Products - 1.2%
62,277	BellRing Brands, Inc.*	4,637,146
	Insurance - 1.6%
350,384	SiriusPoint Ltd.*	6,058,139
	Materials - 2.2%
101,788	Cabot Corp.	8,462,654
	Media & Entertainment - 2.8%
122,255	Cargurus, Inc.*	3,561,288
116,338	Criteo SA ADR*	4,119,529
75,866	Ziff Davis, Inc.*	2,851,044
		10,531,861
	Pharmaceuticals, Biotechnology & Life Sciences - 15.6%
41,339	Akero Therapeutics, Inc.*	1,673,403
203,191	Amicus Therapeutics, Inc.*	1,658,039
30,774	Apellis Pharmaceuticals, Inc.*	673,027
41,009	Apogee Therapeutics, Inc.*	1,532,096
74,386	Avidity Biosciences, Inc.*	2,195,875
6,675	Axsome Therapeutics, Inc.*	778,505
39,298	Biohaven Ltd.*	944,724
33,448	Blueprint Medicines Corp.*	2,960,482
86,605	Celldex Therapeutics, Inc.*	1,571,881
79,269	Crinetics Pharmaceuticals, Inc.*	2,658,682
47,838	Cytokinetics, Inc.*	1,922,609
40,451	Disc Medicine, Inc.*	2,007,988
464,635	Geron Corp.*	738,770
64,726	Insmed, Inc.*	4,937,947
29,154	Intra-Cellular Therapies, Inc.*	3,845,996
20,470	Janux Therapeutics, Inc.*	552,690
33,126	Kymera Therapeutics, Inc.*	906,659
44,924	Merus NV*	1,890,851
68,466	Nurix Therapeutics, Inc.*	813,376
31,768	Nuvalent, Inc. Class A*	2,252,987
45,373	Protagonist Therapeutics, Inc.*	2,194,238
26,011	Prothena Corp. PLC*	321,886
51,468	PTC Therapeutics, Inc.*	2,622,809
92,943	Revolution Medicines, Inc.*	3,286,464
137,123	Rocket Pharmaceuticals, Inc.*	914,610
49,748	Scholar Rock Holding Corp.*	1,599,398
16,539	Soleno Therapeutics, Inc.*	1,181,712
38,009	Structure Therapeutics, Inc. ADR*	657,936
55,423	Vaxcyte, Inc.*	2,092,772
83,401	Vericel Corp.*	3,721,353
59,290	Verona Pharma PLC ADR*	3,764,322
		58,874,087
	Semiconductors & Semiconductor Equipment - 3.3%
43,664	Credo Technology Group Holding Ltd.*	1,753,546
29,462	MKS Instruments, Inc.	2,361,379
27,564	SiTime Corp.*	4,213,709

25

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.0% - (continued)
	Semiconductors & Semiconductor Equipment - 3.3% - (continued)
37,588	Synaptics, Inc.*		$2,395,108
11,717	Universal Display Corp.		1,634,287
			12,358,029
	Software & Services - 9.0%
32,168	Agilysys, Inc.*		2,333,467
463,368	AvePoint, Inc.*		6,691,034
233,184	Clearwater Analytics Holdings, Inc. Class A*		6,249,331
25,226	CyberArk Software Ltd.*		8,526,388
85,390	DoubleVerify Holdings, Inc.*		1,141,664
113,840	Freshworks, Inc. Class A*		1,606,282
36,888	Intapp, Inc.*		2,153,522
294,809	Jamf Holding Corp.*		3,581,929
80,095	Sprout Social, Inc. Class A*		1,761,289
			34,044,906
	Technology Hardware & Equipment - 2.7%
46,929	Calix, Inc.*		1,663,164
116,118	Ingram Micro Holding Corp.		2,059,933
31,308	Novanta, Inc.*		4,003,354
42,966	PAR Technology Corp.*		2,635,535
			10,361,986
	Total Common Stocks (cost $335,601,658)		$374,626,999
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 804,249
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due on
04/01/2025 with a maturity value of $804,347;
collateralized by U.S. Treasury Note at 4.25%,
maturing 03/15/2027, with a market value of
$820,415
			$804,249
	Total Short-Term Investments (cost $804,249)		$804,249
	Total Investments (cost $336,405,907)	99.2%	$375,431,248
	Other Assets and Liabilities	0.8%	2,956,934
	Net Assets	100.0%	$378,388,182
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,122,381 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$3,377,559	$2,122,381

(2)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$374,626,999	$370,071,171	$2,433,447	$2,122,381
Short-Term Investments	804,249	—	804,249	—
Total	$375,431,248	$370,071,171	$3,237,696	$2,122,381

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

26

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Capital Goods - 9.7%
48,891	Deere & Co.	$22,946,991
27,581	General Dynamics Corp.	7,518,029
163,869	Honeywell International, Inc.	34,699,261
27,823	Lockheed Martin Corp.	12,428,812
59,361	Northrop Grumman Corp.	30,393,426
35,707	Trane Technologies PLC	12,030,402
		120,016,921
	Commercial & Professional Services - 2.2%
86,719	Automatic Data Processing, Inc.	26,495,256
	Consumer Discretionary Distribution & Retail - 4.7%
61,484	Home Depot, Inc.	22,533,271
294,099	TJX Cos., Inc.	35,821,258
		58,354,529
	Consumer Durables & Apparel - 2.8%
536,530	NIKE, Inc. Class B	34,058,924
	Consumer Services - 3.5%
140,088	McDonald's Corp.	43,759,289
	Equity Real Estate Investment Trusts (REITs) - 1.0%
39,443	Public Storage REIT	11,804,896
	Financial Services - 11.0%
139,692	American Express Co.	37,584,133
75,236	Mastercard, Inc. Class A	41,238,356
33,185	S&P Global, Inc.	16,861,299
113,864	Visa, Inc. Class A	39,904,777
		135,588,565
	Food, Beverage & Tobacco - 7.5%
400,429	Coca-Cola Co.	28,678,725
1,084,139	Diageo PLC	28,331,397
87,162	Nestle SA	8,808,295
177,889	PepsiCo, Inc.	26,672,676
		92,491,093
	Health Care Equipment & Services - 9.0%
182,901	Abbott Laboratories	24,261,818
50,023	Medtronic PLC	4,495,067
97,410	Stryker Corp.	36,260,872
87,080	UnitedHealth Group, Inc.	45,608,150
		110,625,907
	Household & Personal Products - 4.3%
247,261	Colgate-Palmolive Co.	23,168,356
171,554	Procter & Gamble Co.	29,236,232
		52,404,588
	Insurance - 5.0%
94,866	Chubb Ltd.	28,648,584
137,204	Marsh & McLennan Cos., Inc.	33,481,892
		62,130,476
	Materials - 4.9%
96,899	Ecolab, Inc.	24,565,834
77,845	Linde PLC	36,247,746
		60,813,580
	Media & Entertainment - 2.3%
185,812	Alphabet, Inc. Class A	28,733,968
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
177,190	Danaher Corp.	36,323,950
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3% - (continued)
122,012	Johnson & Johnson		$20,234,470
139,702	Merck & Co., Inc.		12,539,652
126,983	Zoetis, Inc.		20,907,751
			90,005,823
	Semiconductors & Semiconductor Equipment - 5.4%
183,811	Broadcom, Inc.		30,775,476
202,314	Texas Instruments, Inc.		36,355,826
			67,131,302
	Software & Services - 9.0%
108,229	Accenture PLC Class A		33,771,777
52,011	Intuit, Inc.		31,934,234
121,577	Microsoft Corp.		45,638,790
			111,344,801
	Technology Hardware & Equipment - 3.6%
201,495	Apple, Inc.		44,758,084
	Transportation - 4.9%
248,583	Canadian National Railway Co.		24,190,656
101,349	Union Pacific Corp.		23,942,688
107,435	United Parcel Service, Inc. Class B		11,816,775
			59,950,119
	Total Common Stocks (cost $698,056,417)		$1,210,468,121
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 3,272,941
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due
on 04/01/2025 with a maturity value of
$3,273,339; collateralized by U.S. Treasury
Note at 4.25%, maturing 03/15/2027, with a
market value of $3,338,467
			$3,272,941
	Total Short-Term Investments (cost $3,272,941)		$3,272,941
	Total Investments (cost $701,329,358)	98.3%	$1,213,741,062
	Other Assets and Liabilities	1.7%	20,558,719
	Net Assets	100.0%	$1,234,299,781
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

27

Hartford Stock HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,210,468,121	$1,173,328,429	$37,139,692	$—
Short-Term Investments	3,272,941	—	3,272,941	—
Total	$1,213,741,062	$1,173,328,429	$40,412,633	$—

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.

28

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.9%
	Asset-Backed - Automobile - 1.0%
$ 476,209	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$476,533
927,850	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	929,881
	Avis Budget Rental Car Funding AESOP LLC
1,220,000	5.36%, 06/20/2030(1)	1,245,158
645,000	5.58%, 12/20/2030(1)	652,690
929,701	Carvana Auto Receivables Trust 4.13%, 04/12/2027	928,529
374,533	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	374,937
1,470,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,487,947
4,425,000	Exeter Automobile Receivables Trust 4.91%, 08/15/2029	4,449,195
570,000	Flagship Credit Auto Trust 5.05%, 01/18/2028(1)	570,632
1,425,000	GLS Auto Receivables Issuer Trust 4.89%, 04/16/2029(1)	1,428,855
1,145,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	1,150,702
	Santander Drive Auto Receivables Trust
753,169	4.98%, 02/15/2028	753,725
2,000,000	5.61%, 07/17/2028	2,014,203
568,842	Securitized Term Auto Receivables Trust 5.04%, 07/25/2031(1)	571,618
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,010,962
		18,045,567
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,474,874	1.11%, 02/18/2070(1)	1,295,969
1,850,824	5.51%, 10/15/2071(1)	1,882,684
		3,178,653
	Commercial Mortgage-Backed Securities - 4.5%
1,688,000	280 Park Avenue Mortgage Trust 6.74%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,625,296
	BBCMS Mortgage Trust
6,613,584	1.13%, 02/15/2062(3)(4)	575,768
22,024,518	1.45%, 02/15/2050(3)(4)	435,687
7,931,370	1.62%, 02/15/2057(3)(4)	801,183
925,000	3.66%, 04/15/2055(4)	846,791
	Benchmark Mortgage Trust
17,077,753	0.47%, 07/15/2051(3)(4)	198,843
7,583,111	0.53%, 01/15/2051(3)(4)	90,237
8,115,563	1.07%, 08/15/2052(3)(4)	240,086
21,315,225	1.22%, 03/15/2062(3)(4)	867,444
10,304,257	1.50%, 01/15/2054(3)(4)	705,456
2,525,395	1.81%, 07/15/2053(3)(4)	131,615
3,395,000	BOCA Commercial Mortgage Trust 6.66%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	3,396,061
	BPR Trust
820,000	5.85%, 11/05/2041(1)(4)	830,106
2,335,000	7.55%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	2,334,351
	BX Trust
2,366,249	6.77%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	2,360,337
328,000	7.36%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	327,590
2,920,000	CAMB Commercial Mortgage Trust 7.17%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,914,525
3,173,671	CD Mortgage Trust 2.46%, 08/10/2049	3,083,473
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
	Citigroup Commercial Mortgage Trust
$ 5,135,817	0.95%, 04/10/2048(3)(4)	$51
2,357,000	4.01%, 11/15/2049(4)	1,978,429
	Commercial Mortgage Trust
841,000	2.82%, 01/10/2039(1)	787,354
860,000	3.90%, 01/10/2039(1)(4)	769,259
1,106,000	6.51%, 12/10/2041(1)(4)	1,132,974
	CSAIL Commercial Mortgage Trust
23,690,298	0.64%, 06/15/2057(3)(4)	1,357
1,916,451	0.85%, 11/15/2048(3)(4)	4,463
6,708,019	1.85%, 01/15/2049(3)(4)	61,737
3,904,354	DBJPM Mortgage Trust 1.72%, 09/15/2053(3)(4)	177,309
	DC Trust
760,000	5.73%, 04/13/2040(1)(4)	770,007
380,000	7.04%, 04/13/2040(1)(4)	387,909
2,360,000	GS Mortgage Securities Corp. II 5.32%, 03/10/2041(1)(4)	2,375,215
4,223,401	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	3,608,355
	GS Mortgage Securities Trust
1,636,975	0.37%, 07/10/2046(3)(4)	16
595,771	1.70%, 08/10/2044(1)(3)(4)	350
2,006,911	4.76%, 04/10/2047(1)(4)	1,574,442
	HTL Commercial Mortgage Trust
1,065,000	6.56%, 05/10/2039(1)(4)	1,081,423
585,000	7.09%, 05/10/2039(1)(4)	598,466
1,835,000	IRV Trust 5.44%, 03/14/2047(1)(4)	1,801,304
	JP Morgan Chase Commercial Mortgage Securities Trust
1,180,763	2.73%, 10/15/2045(1)(4)	1,073,437
1,400,000	2.81%, 01/16/2037(1)	1,246,728
1,290,924	3.58%, 12/15/2047(1)(4)	1,048,114
	JPMBB Commercial Mortgage Securities Trust
2,623,812	0.28%, 09/15/2047(3)(4)	26
1,913,741	0.52%, 05/15/2048(3)(4)	19
948,085	Morgan Stanley Bank of America Merrill Lynch Trust 0.92%, 10/15/2048(3)(4)	139
	Morgan Stanley Capital I Trust
6,504,915	1.30%, 06/15/2050(3)(4)	119,136
1,645,000	3.91%, 09/09/2032(1)	1,476,185
1,460,000	4.94%, 07/15/2049(1)(4)	1,308,017
95,275	5.23%, 10/12/2052(1)(4)	28,584
716,000	Natixis Commercial Mortgage Securities Trust 4.77%, 06/17/2038(1)(4)	686,412
650,000	NY Commercial Mortgage Trust 5.53%, 02/10/2047(1)(4)	662,602
3,090,000	NYC Commercial Mortgage Trust 6.01%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,061,935
	RFR Trust
3,369,822	5.56%, 03/11/2041(1)(4)	3,394,006
2,695,000	5.86%, 03/11/2041(1)(4)	2,700,116
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,166,550
1,230,000	TEXAS Commercial Mortgage Trust 5.90%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	1,227,698
3,133,925	UBS Commercial Mortgage Trust 1.06%, 08/15/2050(3)(4)	59,361
	Wells Fargo Commercial Mortgage Trust
4,430,686	0.78%, 05/15/2048(3)(4)	44
23,780,933	0.86%, 09/15/2057(3)(4)	33,836
3,085,000	2.94%, 10/15/2049	3,008,180
430,000	4.01%, 05/15/2048(4)	414,026
	Wells Fargo NA
19,562,551	0.58%, 11/15/2062(3)(4)	460,471
9,581,637	0.63%, 11/15/2062(3)(4)	252,009

29

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
$ 32,096,278	0.71%, 11/15/2050(3)(4)	$491,214
3,613,718	0.75%, 11/15/2054(3)(4)	62,233
17,522,814	0.81%, 09/15/2062(3)(4)	541,360
33,344,861	0.87%, 01/15/2063(3)(4)	1,100,060
12,445,629	0.88%, 05/15/2062(3)(4)	370,857
5,527,047	1.00%, 02/15/2056(3)(4)	314,575
20,391,469	1.76%, 03/15/2063(3)(4)	1,549,758
710,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(4)	539,607
	Willowbrook Mall
3,575,000	5.87%, 03/05/2035(1)	3,690,340
2,840,000	6.28%, 03/05/2035(1)(4)	2,895,691
		77,858,595
	Other Asset-Backed Securities - 4.9%
304,322	AASET Trust 3.35%, 01/16/2040(1)	292,183
2,220,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	2,240,947
3,285,000	Battalion CLO 18 Ltd. 6.49%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	3,300,101
2,590,000	Benefit Street Partners CLO XXXI Ltd. 6.65%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	2,590,026
375,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	378,327
	CF Hippolyta Issuer LLC
381,691	1.53%, 03/15/2061(1)	364,820
905,504	1.69%, 07/15/2060(1)	893,550
1,017,766	1.99%, 07/15/2060(1)	934,067
579,438	5.97%, 08/15/2062(1)	581,775
3,611,311	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	3,600,329
4,485,000	Columbia Cent CLO 27 Ltd. 5.75%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	4,486,722
1,150,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,166,706
	Domino's Pizza Master Issuer LLC
2,256,200	2.66%, 04/25/2051(1)	2,083,025
1,392,000	3.67%, 10/25/2049(1)	1,307,564
3,103,063	4.12%, 07/25/2048(1)	3,087,750
3,085,000	Elmwood CLO 19 Ltd. 6.70%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	3,085,333
2,155,000	Elmwood CLO 23 Ltd. 6.56%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	2,155,168
4,815,860	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,759,779
1,830,000	Golub Capital Partners CLO 68B Ltd. 7.10%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,836,140
1,390,000	Invesco U.S. CLO Ltd. 6.59%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,390,018
1,360,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	1,269,137
226,875	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	224,123
3,005,000	Octagon 61 Ltd. 6.64%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,005,463
2,170,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	2,183,441
	Post Road Equipment Finance LLC
600,000	4.90%, 05/15/2031(1)	601,490
510,000	5.04%, 05/15/2031(1)	514,053
	Progress Residential Trust
3,258,254	1.51%, 10/17/2038(1)	3,126,208
1,089,601	3.20%, 04/17/2039(1)	1,060,292
1,796,018	4.30%, 03/17/2040(1)	1,766,590
848,494	4.45%, 06/17/2039(1)	839,767
1,380,657	4.75%, 10/27/2039(1)	1,380,262
3,315,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	3,277,839
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.9% - (continued)
	Other Asset-Backed Securities - 4.9% - (continued)
$ 4,490,000	RR 23 Ltd. 6.95%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	$4,506,990
318,798	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	302,855
1,340,000	SCF Equipment Trust LLC 5.11%, 11/21/2033(1)	1,354,757
	Stack Infrastructure Issuer LLC
1,880,000	5.90%, 07/25/2048(1)	1,901,067
1,010,000	5.90%, 03/25/2049(1)	1,022,588
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,406,119
2,580,000	Texas Debt Capital CLO Ltd. 6.59%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,580,188
	Tricon Residential Trust
3,146,175	4.85%, 07/17/2040(1)	3,147,814
1,750,000	5.40%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	1,749,996
1,928,819	Wendy's Funding LLC 3.88%, 03/15/2048(1)	1,866,920
	Wingstop Funding LLC
1,359,300	2.84%, 12/05/2050(1)	1,282,739
870,000	5.86%, 12/05/2054(1)	880,433
2,315,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	2,309,009
		84,094,470
	Whole Loan Collateral CMO - 6.3%
	Angel Oak Mortgage Trust
1,008,893	0.91%, 01/25/2066(1)(4)	869,704
544,568	0.99%, 04/25/2053(1)(4)	516,607
928,918	0.99%, 04/25/2066(1)(4)	797,024
1,581,187	1.82%, 11/25/2066(1)(4)	1,400,875
869,679	2.88%, 12/25/2066(1)(5)	800,343
982,715	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(4)	946,399
	BRAVO Residential Funding Trust
506,652	0.94%, 02/25/2049(1)(4)	457,972
379,378	0.97%, 03/25/2060(1)(4)	364,232
	COLT Mortgage Loan Trust
1,541,079	0.91%, 06/25/2066(1)(4)	1,287,251
3,768,582	1.11%, 10/25/2066(1)(4)	3,238,099
3,259,666	4.55%, 04/25/2067(1)(4)	3,243,229
	CSMC Trust
1,483,982	0.94%, 05/25/2066(1)(4)	1,235,411
1,825,149	1.84%, 10/25/2066(1)(4)	1,600,631
4,355,611	2.27%, 11/25/2066(1)(4)	3,882,949
1,091,092	3.25%, 04/25/2047(1)(4)	984,467
1,029,186	4.10%, 12/27/2060(1)(4)	1,021,325
596,525	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	527,403
	Ellington Financial Mortgage Trust
670,632	0.93%, 06/25/2066(1)(4)	551,361
1,976,419	2.21%, 01/25/2067(1)(4)	1,703,258
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,809,094	2.50%, 08/25/2059	1,485,800
1,643,067	3.50%, 11/25/2057	1,538,606
3,077,433	3.50%, 03/25/2058	2,741,670
4,425,991	3.50%, 07/25/2058	4,109,161
880,174	3.50%, 08/25/2058	809,592
3,315,452	3.50%, 10/25/2058	2,992,883
	Federal National Mortgage Association Connecticut Avenue Securities Trust
726,000	6.14%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	727,050
89,104	6.60%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	89,291
654,800	7.44%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	665,643
1,547,000	7.49%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,582,088

30

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.9% - (continued)
	Whole Loan Collateral CMO - 6.3% - (continued)
$ 517,070	8.00%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	$530,367
891,925	8.80%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	926,705
3,155,000	8.84%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,296,711
	GCAT Trust
1,318,843	1.04%, 05/25/2066(1)(4)	1,100,207
1,124,951	1.92%, 08/25/2066(1)(4)	1,036,505
4,081,263	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(5)	3,814,221
	Legacy Mortgage Asset Trust
982,007	4.75%, 04/25/2061(1)(5)	980,364
1,322,760	4.75%, 07/25/2061(1)(5)	1,334,499
	MFA Trust
141,089	1.01%, 01/26/2065(1)(4)	132,467
944,605	1.03%, 11/25/2064(1)(4)	822,427
616,225	1.15%, 04/25/2065(1)(4)	563,898
	New Residential Mortgage Loan Trust
417,503	0.94%, 10/25/2058(1)(4)	405,125
256,130	2.49%, 09/25/2059(1)(4)	243,173
932,372	3.50%, 08/25/2059(1)(4)	880,815
1,099,463	3.75%, 11/26/2035(1)(4)	1,058,150
1,072,469	3.75%, 11/25/2056(1)(4)	1,021,946
1,084,519	4.00%, 05/25/2057(1)(4)	1,037,444
762,860	4.00%, 12/25/2057(1)(4)	739,776
1,064,491	5.18%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,038,808
923,690	5.93%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	933,958
2,760,067	NMLT Trust 1.19%, 05/25/2056(1)(4)	2,344,881
	OBX Trust
2,224,558	1.05%, 07/25/2061(1)(4)	1,801,086
2,203,258	1.10%, 05/25/2061(1)(4)	1,791,316
929,025	1.96%, 10/25/2061(1)(4)	773,122
3,388,793	2.31%, 11/25/2061(1)(4)	3,002,595
	PRET LLC
1,238,950	4.87%, 07/25/2051(1)(5)	1,245,110
434,922	5.96%, 09/25/2054(1)(5)	433,895
2,337,577	5.98%, 01/25/2052(1)(5)	2,335,246
	PRPM LLC
3,600,000	3.75%, 04/25/2055(1)(5)	3,463,210
1,689,794	4.79%, 06/25/2026(1)(5)	1,685,300
1,716,097	4.87%, 04/25/2026(1)(5)	1,714,935
544,204	5.70%, 11/25/2029(1)(5)	547,593
1,767,092	5.87%, 11/25/2029(1)(5)	1,771,953
454,823	6.36%, 11/25/2025(1)(5)	455,457
2,970,392	6.61%, 10/25/2025(1)(5)	2,970,285
	Starwood Mortgage Residential Trust
409,553	0.94%, 05/25/2065(1)(4)	383,345
2,609,186	1.92%, 11/25/2066(1)(4)	2,260,944
4,837,308	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(4)	4,078,228
	Verus Securitization Trust
806,143	0.92%, 02/25/2064(1)(4)	742,873
1,205,088	0.94%, 07/25/2066(1)(4)	992,817
691,845	1.03%, 02/25/2066(1)(4)	613,300
4,722,801	1.05%, 06/25/2066(1)(4)	4,035,119
1,742,304	1.82%, 11/25/2066(1)(4)	1,583,290
4,262,304	1.83%, 10/25/2066(1)(5)	3,806,891
600,427	4.13%, 02/25/2067(1)(5)	567,468
510,821	VOLT XCIV LLC 6.24%, 02/27/2051(1)(5)	511,051
		109,979,200
	Total Asset & Commercial Mortgage-Backed Securities (cost $304,546,720)	$293,156,485
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2%
	Advertising - 0.2%
	Lamar Media Corp.
$ 2,335,000	3.63%, 01/15/2031	$2,086,940
1,040,000	4.00%, 02/15/2030	963,209
		3,050,149
	Aerospace & Defense - 0.2%
1,035,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,050,940
	Boeing Co.
335,000	2.95%, 02/01/2030	305,137
315,000	3.20%, 03/01/2029	295,752
105,000	3.75%, 02/01/2050	73,595
445,000	5.15%, 05/01/2030	447,760
465,000	6.39%, 05/01/2031	495,513
135,000	6.53%, 05/01/2034	144,651
	L3Harris Technologies, Inc.
260,000	5.05%, 06/01/2029	263,367
469,000	5.50%, 08/15/2054	452,657
605,000	RTX Corp. 4.13%, 11/16/2028	596,468
		4,125,840
	Agriculture - 0.5%
	BAT Capital Corp.
1,165,000	5.63%, 08/15/2035	1,169,584
700,000	5.83%, 02/20/2031	727,813
595,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	611,541
	Philip Morris International, Inc.
1,235,000	4.38%, 11/01/2027	1,234,471
690,000	4.75%, 11/01/2031	687,951
1,425,000	5.13%, 02/15/2030	1,453,014
530,000	5.13%, 02/13/2031	539,233
425,000	5.38%, 02/15/2033	433,463
215,000	5.63%, 11/17/2029	224,156
925,000	5.63%, 09/07/2033	958,688
		8,039,914
	Apparel - 0.3%
	Tapestry, Inc.
520,000	5.10%, 03/11/2030	519,734
965,000	5.50%, 03/11/2035	953,523
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,525,357
		4,998,614
	Auto Manufacturers - 0.1%
785,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	785,799
705,000	Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027(1)	708,479
		1,494,278
	Beverages - 0.1%
350,000	Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029	353,510
	Bacardi Ltd./Bacardi-Martini BV
150,000	5.25%, 01/15/2029(1)	151,131
413,000	5.40%, 06/15/2033(1)	404,611
1,060,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	1,069,143
		1,978,395
	Biotechnology - 0.1%
1,135,000	Gilead Sciences, Inc. 4.80%, 11/15/2029	1,146,416
	Chemicals - 0.2%
324,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	334,109
705,000	NOVA Chemicals Corp. 7.00%, 12/01/2031(1)	735,037
1,735,000	OCP SA 7.50%, 05/02/2054(6)	1,776,293
		2,845,439

31

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Commercial Banks - 4.6%
EUR 800,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	$901,155
740,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	838,466
	Bank of America Corp.
$ 790,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(7)	679,328
940,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(7)	804,334
985,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(7)	841,348
1,065,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(7)	888,183
1,410,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(7)	1,266,447
2,420,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(7)	2,129,956
1,475,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(7)	1,383,331
395,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(7)	398,173
760,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(7)	770,476
210,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(7)	213,349
1,235,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(7)	1,211,719
560,000	5.74%, 02/12/2036, (5.74% fixed rate until 02/12/2035; 6 mo. USD SOFR + 1.70% thereafter)(7)	558,930
535,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(7)	545,437
	Bank of Ireland Group PLC
825,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(7)	844,800
3,685,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(7)	3,710,453
	Bank of New York Mellon Corp.
660,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(7)	666,935
305,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(7)	307,038
640,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(7)	677,078
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Commercial Banks - 4.6% - (continued)
	BNP Paribas SA
$ 1,060,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(7)	$1,071,127
345,000	5.79%, 01/13/2033, (5.79% fixed rate until 01/13/2032; 6 mo. USD SOFR + 1.62% thereafter)(1)(7)	352,748
1,230,000	5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(7)	1,215,412
	BPCE SA
835,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(7)	855,122
630,000	6.29%, 01/14/2036, (6.29% fixed rate until 01/14/2035; 6 mo. USD SOFR + 2.04% thereafter)(1)(7)	651,307
1,370,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(7)	1,406,711
520,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(7)	547,658
310,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(7)	314,034
	Citizens Financial Group, Inc.
340,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(7)	346,114
285,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(7)	303,256
	Credit Agricole SA
830,000	5.86%, 01/09/2036, (5.86% fixed rate until 01/09/2035; 6 mo. USD SOFR + 1.74% thereafter)(1)(7)	849,130
1,775,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(7)	1,814,494
	Goldman Sachs Group, Inc.
820,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(7)	702,323
225,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(7)	196,457
955,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(7)	949,130
430,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(7)	418,112
1,490,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(7)	1,502,350
965,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(7)	995,486
	HSBC Holdings PLC
410,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(7)	368,304

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Commercial Banks - 4.6% - (continued)
$ 360,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(7)	$356,805
1,125,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(7)	1,128,477
990,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(7)	1,000,256
2,185,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(7)	2,208,876
	JP Morgan Chase & Co.
945,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	817,294
1,665,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(7)	1,636,514
1,450,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(7)	1,448,537
390,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(7)	392,491
250,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(7)	244,653
1,495,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(7)	1,508,532
465,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(7)	472,252
1,725,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(7)	1,731,896
1,340,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(7)	1,367,334
2,160,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(7)	2,182,997
390,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(7)	398,401
1,575,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(7)	1,624,547
520,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(7)	532,277
280,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(7)	293,161
480,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(7)	517,101
EUR 1,700,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,769,047
	Morgan Stanley
$ 815,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(7)	682,862
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Commercial Banks - 4.6% - (continued)
$ 1,530,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(7)	$1,281,866
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(7)	434,337
460,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(7)	467,484
455,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(7)	465,366
1,170,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(7)	1,206,220
2,580,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(7)	2,723,141
815,000	OTP Bank Nyrt 7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	838,003
1,230,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(7)	1,244,895
820,000	Santander U.K. Group Holdings PLC 5.69%, 04/15/2031, (5.69% fixed rate until 04/15/2030; 6 mo. USD SOFR + 1.52% thereafter)(7)	837,038
865,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(7)	926,084
2,785,000	UBS Group AG 6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(7)	2,983,989
	Wells Fargo & Co.
1,930,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(7)	1,778,754
2,855,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(7)	2,561,569
1,365,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(7)	1,345,356
155,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(7)	157,598
100,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(7)	100,690
930,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(7)	942,649
1,170,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(7)	1,201,811
765,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(7)	825,272
		79,132,643
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
420,000	2.45%, 08/12/2031(1)	356,920
430,000	4.25%, 11/01/2029(1)	413,982
1,440,000	4.38%, 08/15/2027(1)	1,425,424

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Commercial Services - 0.8% - (continued)
	Block, Inc.
$ 970,000	3.50%, 06/01/2031	$852,830
3,315,000	6.50%, 05/15/2032(1)	3,348,419
	Howard University
1,000,000	2.70%, 10/01/2029	901,356
1,000,000	2.90%, 10/01/2031	859,369
720,000	3.48%, 10/01/2041	536,256
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,227,959
385,000	4.63%, 12/15/2027	376,733
1,861,000	5.13%, 06/01/2029	1,812,408
865,000	5.75%, 10/15/2032	850,067
140,000	United Rentals North America, Inc. 4.00%, 07/15/2030	129,171
		14,090,894
	Construction Materials - 0.4%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,192,242
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	465,164
3,370,000	4.38%, 07/15/2030(1)	3,109,698
		6,767,104
	Diversified Financial Services - 0.4%
1,280,000	American Express Co. 5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(7)	1,296,181
895,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	892,914
	Capital One Financial Corp.
855,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(7)	801,555
480,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(7)	490,103
285,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(7)	284,343
1,800,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(7)	2,004,686
730,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(7)	834,401
		6,604,183
	Electric - 2.7%
325,000	AES Andes SA 6.25%, 03/14/2032(1)	327,002
	Alabama Power Co.
945,000	3.45%, 10/01/2049	669,331
185,000	5.10%, 04/02/2035	184,976
475,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(7)	484,523
1,225,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,137,354
	Consolidated Edison Co. of New York, Inc.
1,050,000	3.20%, 12/01/2051	690,998
790,000	5.50%, 03/15/2055	767,040
1,125,000	Dominion Energy, Inc. 5.00%, 06/15/2030	1,130,526
	Duke Energy Carolinas LLC
105,000	3.55%, 03/15/2052	74,249
1,320,000	4.25%, 12/15/2041	1,128,134
260,000	4.85%, 03/15/2030	262,629
	Duke Energy Corp.
2,040,000	2.55%, 06/15/2031	1,781,483
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Electric - 2.7% - (continued)
$ 320,000	3.30%, 06/15/2041	$236,899
180,000	5.45%, 06/15/2034	182,444
915,000	Duke Energy Florida LLC 1.75%, 06/15/2030	792,160
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	528,514
510,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	493,924
	Duke Energy Progress LLC
490,000	4.00%, 04/01/2052	375,862
670,000	4.38%, 03/30/2044	574,778
705,000	5.05%, 03/15/2035	701,614
475,000	5.55%, 03/15/2055	464,628
	Edison International
571,000	5.25%, 11/15/2028	563,022
175,000	6.25%, 03/15/2030	177,238
1,730,000	6.95%, 11/15/2029	1,798,497
1,690,000	Energo-Pro AS 8.50%, 02/04/2027(1)	1,709,703
500,000	Evergy, Inc. 2.90%, 09/15/2029	461,946
	Eversource Energy
2,080,000	5.13%, 05/15/2033	2,056,345
205,000	5.50%, 01/01/2034	205,953
	Georgia Power Co.
940,000	4.30%, 03/15/2042	806,368
985,000	4.55%, 03/15/2030	983,835
585,000	5.20%, 03/15/2035	588,907
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	811,162
285,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035(1)	281,760
140,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	144,472
820,000	National Rural Utilities Cooperative Finance Corp. 4.95%, 02/07/2030	830,771
	NextEra Energy Capital Holdings, Inc.
650,000	1.88%, 01/15/2027	621,027
1,145,000	2.25%, 06/01/2030	1,013,031
525,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	519,283
515,000	NSTAR Electric Co. 5.40%, 06/01/2034	523,767
345,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	349,437
840,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	849,351
	Pacific Gas & Electric Co.
2,475,000	2.50%, 02/01/2031	2,127,524
1,285,000	6.10%, 01/15/2029	1,327,540
960,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	948,265
475,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	466,179
	Public Service Enterprise Group, Inc.
870,000	4.90%, 03/15/2030	874,113
135,000	5.45%, 04/01/2034	136,355
330,000	6.13%, 10/15/2033	347,891
	Puget Energy, Inc.
2,070,000	3.65%, 05/15/2025	2,066,240
885,000	4.22%, 03/15/2032	823,969
1,410,000	5.73%, 03/15/2035(1)	1,407,684
845,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	851,039
	Southern California Edison Co.
255,000	3.65%, 02/01/2050	176,820
515,000	4.00%, 04/01/2047	384,551
170,000	4.65%, 10/01/2043	142,314
350,000	5.20%, 06/01/2034	341,708
350,000	5.45%, 03/01/2035	346,562
	Virginia Electric & Power Co.
356,000	2.45%, 12/15/2050	201,390
1,145,000	5.00%, 04/01/2033	1,134,732
1,340,000	5.00%, 01/15/2034	1,323,603
250,000	5.05%, 08/15/2034	247,309

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Electric - 2.7% - (continued)
$ 870,000	5.15%, 03/15/2035	$863,574
170,000	5.35%, 01/15/2054	159,875
440,000	5.65%, 03/15/2055	432,256
170,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	172,170
	Xcel Energy, Inc.
720,000	4.60%, 06/01/2032	694,102
625,000	4.75%, 03/21/2028	627,342
640,000	5.60%, 04/15/2035	642,531
		47,552,581
	Engineering & Construction - 0.7%
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	7,373,985
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,557,328
2,954,591	International Airport Finance SA 12.00%, 03/15/2033(1)	3,149,514
		12,080,827
	Entertainment - 0.7%
	Warnermedia Holdings, Inc.
145,000	4.05%, 03/15/2029	136,554
2,965,000	4.28%, 03/15/2032	2,612,282
355,000	5.05%, 03/15/2042	283,931
2,930,000	5.14%, 03/15/2052	2,135,960
2,335,000	5.39%, 03/15/2062	1,690,291
	WMG Acquisition Corp.
725,000	3.75%, 12/01/2029(1)	675,741
4,525,000	3.88%, 07/15/2030(1)	4,179,130
		11,713,889
	Environmental Control - 0.5%
	Clean Harbors, Inc.
4,475,000	4.88%, 07/15/2027(1)	4,411,648
706,000	6.38%, 02/01/2031(1)	713,552
	Republic Services, Inc.
165,000	1.45%, 02/15/2031	137,418
400,000	4.88%, 04/01/2029	405,120
495,000	5.15%, 03/15/2035	498,007
655,000	5.20%, 11/15/2034	662,005
345,000	Veralto Corp. 5.50%, 09/18/2026	349,231
	Waste Management, Inc.
800,000	3.88%, 01/15/2029(1)	781,858
1,005,000	4.95%, 03/15/2035	999,967
		8,958,806
	Food - 0.5%
950,000	Cencosud SA 5.95%, 05/28/2031(1)	966,902
830,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	839,189
	Mars, Inc.
2,420,000	5.00%, 03/01/2032(1)	2,430,461
345,000	5.20%, 03/01/2035(1)	346,727
755,000	5.65%, 05/01/2045(1)	756,643
2,040,000	Minerva Luxembourg SA 4.38%, 03/18/2031(6)	1,782,860
519,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	519,842
590,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	554,103
165,000	Tyson Foods, Inc. 5.40%, 03/15/2029	168,750
		8,365,477
	Gas - 0.1%
480,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	462,667
196,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	200,826
635,000	NiSource, Inc. 5.40%, 06/30/2033	637,817
730,000	Southern California Gas Co. 5.60%, 04/01/2054	708,167
		2,009,477
	Hand/Machine Tools - 0.1%
1,030,000	Regal Rexnord Corp. 6.05%, 04/15/2028	1,056,652
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Healthcare - Products - 0.7%
	Alcon Finance Corp.
$ 1,164,000	2.75%, 09/23/2026(1)	$1,133,768
340,000	5.75%, 12/06/2052(1)	339,774
	Avantor Funding, Inc.
870,000	3.88%, 11/01/2029(1)	803,204
3,220,000	4.63%, 07/15/2028(1)	3,103,405
	Hologic, Inc.
1,218,000	3.25%, 02/15/2029(1)	1,123,561
2,812,000	4.63%, 02/01/2028(1)	2,753,152
745,000	Smith & Nephew PLC 2.03%, 10/14/2030	643,264
1,495,000	Solventum Corp. 5.40%, 03/01/2029	1,525,067
		11,425,195
	Healthcare - Services - 0.7%
	Centene Corp.
1,490,000	2.50%, 03/01/2031	1,256,196
1,455,000	2.63%, 08/01/2031	1,222,952
95,000	3.38%, 02/15/2030	85,918
5,230,000	4.63%, 12/15/2029	5,010,750
470,000	CommonSpirit Health 3.35%, 10/01/2029	442,975
845,000	Humana, Inc. 5.55%, 05/01/2035	835,361
385,000	Icon Investments Six DAC 5.81%, 05/08/2027	393,096
	UnitedHealth Group, Inc.
1,150,000	2.75%, 05/15/2040	830,833
190,000	3.50%, 08/15/2039	154,609
240,000	4.95%, 05/15/2062	208,411
985,000	5.38%, 04/15/2054	935,804
490,000	5.75%, 07/15/2064	481,931
260,000	6.05%, 02/15/2063	267,844
		12,126,680
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,446,000	5.13%, 08/01/2030(1)	1,389,611
2,558,000	5.75%, 01/15/2028(1)	2,551,909
		3,941,520
	Insurance - 0.5%
	Athene Global Funding
1,985,000	2.65%, 10/04/2031(1)	1,701,875
390,000	2.72%, 01/07/2029(1)	360,612
730,000	4.72%, 10/08/2029(1)	720,216
1,130,000	CNO Global Funding 4.88%, 12/10/2027(1)	1,132,681
45,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	43,509
	Corebridge Global Funding
880,000	4.90%, 12/03/2029(1)	880,128
410,000	5.20%, 06/24/2029(1)	416,637
	Equitable Financial Life Global Funding
1,280,000	1.80%, 03/08/2028(1)	1,182,598
650,000	5.00%, 03/27/2030(1)	652,765
670,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	664,247
560,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	531,740
		8,287,008
	Internet - 0.5%
	Gen Digital, Inc.
2,355,000	6.25%, 04/01/2033(1)	2,344,290
1,900,000	6.75%, 09/30/2027(1)	1,923,347
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
770,000	3.50%, 03/01/2029(1)	713,290
3,995,000	5.25%, 12/01/2027(1)	3,961,082
		8,942,009
	Investment Company Security - 0.2%
1,235,000	Ares Capital Corp. 5.80%, 03/08/2032	1,227,583

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Investment Company Security - 0.2% - (continued)
$ 1,405,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	$1,392,963
970,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	976,284
		3,596,830
	IT Services - 0.4%
1,410,000	Dell International LLC/EMC Corp. 5.30%, 04/01/2032(8)	1,419,044
3,387,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	3,413,507
1,380,000	International Business Machines Corp. 4.80%, 02/10/2030	1,390,061
		6,222,612
	Machinery - Construction & Mining - 0.1%
1,605,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	1,621,433
	Machinery-Diversified - 0.1%
210,000	AGCO Corp. 5.45%, 03/21/2027	212,578
1,276,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,154,863
		1,367,441
	Media - 0.8%
	Charter Communications Operating LLC/Charter Communications Operating Capital
515,000	2.25%, 01/15/2029	463,821
520,000	6.48%, 10/23/2045	494,351
	Comcast Corp.
1,025,000	2.89%, 11/01/2051	625,119
1,259,000	2.94%, 11/01/2056	739,725
	Cox Communications, Inc.
1,105,000	2.60%, 06/15/2031(1)	951,371
750,000	5.45%, 09/01/2034(1)	732,578
510,000	5.95%, 09/01/2054(1)	472,888
670,000	Discovery Communications LLC 3.63%, 05/15/2030	602,760
	Paramount Global
1,000,000	5.25%, 04/01/2044	804,346
260,000	5.85%, 09/01/2043	227,659
	Sirius XM Radio LLC
1,425,000	4.00%, 07/15/2028(1)	1,329,530
3,600,000	4.13%, 07/01/2030(1)	3,197,670
1,585,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,809,137
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	773,699
		13,224,654
	Mining - 0.3%
	Glencore Funding LLC
1,155,000	5.37%, 04/04/2029(1)	1,173,859
85,000	5.67%, 04/01/2035(1)(8)	85,289
1,435,000	6.38%, 10/06/2030(1)	1,521,355
935,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,000,621
	Rio Tinto Finance USA PLC
265,000	5.00%, 03/14/2032	266,180
800,000	5.88%, 03/14/2065	809,108
		4,856,412
	Oil & Gas - 1.8%
	Aker BP ASA
550,000	5.13%, 10/01/2034(1)	524,869
1,445,000	5.80%, 10/01/2054(1)	1,317,652
560,000	6.00%, 06/13/2033(1)	571,064
710,000	APA Corp. 6.75%, 02/15/2055(1)	694,493
930,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	931,162
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Oil & Gas - 1.8% - (continued)
	BP Capital Markets America, Inc.
$ 570,000	4.81%, 02/13/2033	$560,456
915,000	4.89%, 09/11/2033	901,565
895,000	4.99%, 04/10/2034	886,204
	ConocoPhillips Co.
265,000	4.03%, 03/15/2062	193,514
430,000	4.70%, 01/15/2030	432,615
280,000	5.30%, 05/15/2053	261,937
175,000	5.55%, 03/15/2054	169,459
560,000	5.65%, 01/15/2065	540,493
1,050,000	5.70%, 09/15/2063	1,021,840
515,000	Coterra Energy, Inc. 5.40%, 02/15/2035	506,840
	Diamondback Energy, Inc.
440,000	5.55%, 04/01/2035	441,728
205,000	5.75%, 04/18/2054	193,266
500,000	5.90%, 04/18/2064	470,346
300,000	6.25%, 03/15/2053	300,382
	Ecopetrol SA
1,740,000	4.63%, 11/02/2031	1,449,544
1,345,000	7.75%, 02/01/2032	1,320,352
2,695,000	8.38%, 01/19/2036	2,625,824
	Energean Israel Finance Ltd.
695,000	5.88%, 03/30/2031(6)	637,662
995,000	8.50%, 09/30/2033(6)	1,023,445
970,000	Eni SpA 5.50%, 05/15/2034(1)	977,805
570,000	EOG Resources, Inc. 5.65%, 12/01/2054	563,376
675,000	Equinor ASA 3.63%, 04/06/2040	565,165
1,957,000	Hess Corp. 7.13%, 03/15/2033	2,213,769
1,160,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(6)	1,143,035
445,000	Matador Resources Co. 6.50%, 04/15/2032(1)	441,009
740,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	779,772
895,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	836,704
	Shell Finance U.S., Inc.
575,000	3.25%, 04/06/2050	396,888
265,000	4.00%, 05/10/2046	212,274
	Shell International Finance BV
215,000	2.88%, 11/26/2041	155,176
440,000	3.00%, 11/26/2051	285,697
	TotalEnergies Capital SA
1,165,000	5.43%, 09/10/2064	1,097,053
1,330,000	5.64%, 04/05/2064	1,298,707
2,200,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	2,179,594
		31,122,736
	Packaging & Containers - 0.3%
6,115,000	Ball Corp. 6.00%, 06/15/2029	6,187,487
	Pharmaceuticals - 0.4%
445,000	AbbVie, Inc. 4.95%, 03/15/2031	452,109
645,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	635,644
1,725,000	Cardinal Health, Inc. 5.00%, 11/15/2029	1,739,096
1,390,000	Cencora, Inc. 4.85%, 12/15/2029	1,396,873
	CVS Health Corp.
323,000	1.88%, 02/28/2031	270,135
522,000	2.13%, 09/15/2031	435,024
440,000	3.25%, 08/15/2029	410,859
360,000	3.75%, 04/01/2030	339,734
185,000	4.13%, 04/01/2040	150,433
445,000	4.78%, 03/25/2038	399,276
	Eli Lilly & Co.
370,000	4.20%, 08/14/2029	367,843
520,000	5.50%, 02/12/2055	526,502
		7,123,528
	Pipelines - 0.8%
	Columbia Pipelines Holding Co. LLC
348,000	5.10%, 10/01/2031(1)	343,830
1,025,000	6.04%, 08/15/2028(1)	1,060,145

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Pipelines - 0.8% - (continued)
	Columbia Pipelines Operating Co. LLC
$ 350,000	5.93%, 08/15/2030(1)	$363,692
332,000	6.04%, 11/15/2033(1)	342,777
	Enbridge, Inc.
840,000	3.13%, 11/15/2029	781,368
755,000	5.63%, 04/05/2034	766,963
	Energy Transfer LP
85,000	5.25%, 07/01/2029	86,238
1,135,000	5.70%, 04/01/2035	1,143,396
885,000	6.40%, 12/01/2030	943,145
310,000	Enterprise Products Operating LLC 3.30%, 02/15/2053	207,021
	Galaxy Pipeline Assets Bidco Ltd.
726,132	2.16%, 03/31/2034(1)	639,424
330,000	2.63%, 03/31/2036(1)	278,768
323,266	2.94%, 09/30/2040(1)	264,245
1,490,000	Greensaif Pipelines Bidco SARL 6.51%, 02/23/2042(1)	1,556,145
	Hess Midstream Operations LP
390,000	4.25%, 02/15/2030(1)	366,906
1,070,000	6.50%, 06/01/2029(1)	1,091,275
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	193,327
455,000	4.40%, 10/15/2029	446,869
850,000	5.85%, 11/01/2064	798,980
240,000	6.10%, 11/15/2032	251,433
60,000	7.15%, 01/15/2051	65,172
590,000	Targa Resources Corp. 5.55%, 08/15/2035	589,179
1,055,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	973,510
	Whistler Pipeline LLC
50,000	5.40%, 09/30/2029(1)	50,395
766,000	5.70%, 09/30/2031(1)	774,901
355,000	5.95%, 09/30/2034(1)	358,869
		14,737,973
	Real Estate Investment Trusts - 0.2%
	American Tower Corp.
90,000	2.70%, 04/15/2031	79,564
120,000	3.80%, 08/15/2029	115,221
565,000	Cousins Properties LP 5.38%, 02/15/2032	562,666
845,000	Crown Castle, Inc. 4.80%, 09/01/2028	843,377
2,600,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	2,574,941
		4,175,769
	Retail - 0.3%
	AutoZone, Inc.
145,000	4.75%, 08/01/2032	142,669
235,000	4.75%, 02/01/2033	229,440
155,000	5.40%, 07/15/2034	156,608
360,000	6.55%, 11/01/2033	391,761
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	3,201,073
1,735,000	5.63%, 01/01/2030(1)	1,682,300
202,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	197,852
		6,001,703
	Semiconductors - 0.5%
	Broadcom, Inc.
1,340,000	4.15%, 02/15/2028	1,328,636
395,000	5.05%, 07/12/2029	400,486
	Foundry JV Holdco LLC
255,000	5.90%, 01/25/2033(1)	259,484
435,000	6.10%, 01/25/2036(1)	445,350
660,000	6.15%, 01/25/2032(1)	686,146
	Intel Corp.
350,000	3.10%, 02/15/2060	194,104
329,000	3.25%, 11/15/2049	206,414
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Semiconductors - 0.5% - (continued)
$ 1,765,000	3.73%, 12/08/2047	$1,230,317
250,000	4.75%, 03/25/2050	201,429
335,000	5.90%, 02/10/2063	313,959
595,000	Marvell Technology, Inc. 2.45%, 04/15/2028	557,473
	Microchip Technology, Inc.
1,070,000	4.90%, 03/15/2028	1,073,199
680,000	5.05%, 02/15/2030	678,960
1,165,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,021,302
315,000	QUALCOMM, Inc. 4.80%, 05/20/2045	288,596
		8,885,855
	Software - 0.9%
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,367,864
668,000	MSCI, Inc. 3.63%, 11/01/2031(1)	603,069
	Open Text Corp.
4,905,000	3.88%, 12/01/2029(1)	4,461,885
830,000	6.90%, 12/01/2027(1)	859,051
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	529,866
	Oracle Corp.
280,000	2.95%, 04/01/2030	257,235
1,465,000	3.85%, 04/01/2060	1,006,656
285,000	4.10%, 03/25/2061	203,678
245,000	5.25%, 02/03/2032	248,160
640,000	5.50%, 09/27/2064	580,174
4,425,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,391,529
		16,509,167
	Telecommunications - 0.3%
	AT&T, Inc.
429,000	3.55%, 09/15/2055	290,735
861,000	3.80%, 12/01/2057	604,439
	Cisco Systems, Inc.
1,165,000	4.75%, 02/24/2030	1,183,603
860,000	4.95%, 02/26/2031	877,257
375,000	5.35%, 02/26/2064	364,609
	T-Mobile USA, Inc.
255,000	2.55%, 02/15/2031	224,804
975,000	3.88%, 04/15/2030	934,676
355,000	4.70%, 01/15/2035	341,619
210,000	5.05%, 07/15/2033	208,587
425,000	5.13%, 05/15/2032	427,673
275,000	5.75%, 01/15/2034	286,453
		5,744,455
	Trucking & Leasing - 0.0%
705,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.00%, 07/15/2025(1)	703,329
	Total Corporate Bonds (cost $409,927,860)	$402,815,374
FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
	Bermuda - 0.1%
	Bermuda Government International Bonds
735,000	2.38%, 08/20/2030(1)	$638,495
1,825,000	5.00%, 07/15/2032(1)	1,791,237
		2,429,732
	Brazil - 0.4%
BRL 42,374,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	6,093,330
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(6)	517,610
1,195,000	4.88%, 05/13/2036(6)	1,393,135
		1,910,745

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.9% - (continued)
	Chile - 0.1%
EUR 1,605,000	Chile Government International Bonds 1.25%, 01/22/2051	$908,527
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,685,000	5.00%, 06/15/2045	1,802,306
395,000	5.20%, 05/15/2049	262,481
635,000	7.75%, 11/07/2036	616,471
750,000	8.38%, 11/07/2054	715,688
		3,396,946
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
1,140,000	6.55%, 04/03/2034(1)	1,167,360
655,000	7.30%, 11/13/2054(1)	676,288
		1,843,648
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 2,855,000	1.63%, 04/28/2032(6)	2,624,069
$ 1,030,000	6.13%, 05/22/2028(1)	1,057,375
		3,681,444
	Indonesia - 0.2%
EUR 3,075,000	Indonesia Government International Bonds 1.10%, 03/12/2033	2,665,400
	Israel - 0.1%
$ 710,000	Israel Government International Bonds 5.38%, 02/19/2030	715,189
	Ivory Coast - 0.1%
EUR 1,965,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(6)	1,875,095
	Mexico - 0.5%
	Mexico Government International Bonds
$ 765,000	3.50%, 02/12/2034	627,078
3,565,000	6.00%, 05/07/2036	3,443,612
995,000	6.34%, 05/04/2053	903,171
225,000	6.35%, 02/09/2035	225,385
275,000	6.40%, 05/07/2054	250,995
1,025,000	6.88%, 05/13/2037	1,049,190
1,725,000	7.38%, 05/13/2055	1,762,088
		8,261,519
	North Macedonia - 0.1%
EUR 2,165,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	2,331,903
	Panama - 0.0%
	Panama Government International Bonds
$ 635,000	4.50%, 04/16/2050	403,003
60,000	6.70%, 01/26/2036	57,366
275,000	6.85%, 03/28/2054	240,212
		700,581
	Peru - 0.1%
	Peru Government International Bonds
280,000	3.00%, 01/15/2034	232,041
1,290,000	5.38%, 02/08/2035	1,264,458
880,000	5.88%, 08/08/2054	851,013
		2,347,512
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,335,000	1.20%, 04/28/2033	1,172,872
710,000	1.75%, 04/28/2041	531,775
		1,704,647
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.9% - (continued)
	Poland - 0.0%
$ 670,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	$668,933
	Romania - 0.4%
	Romania Government International Bonds
EUR 2,970,000	2.63%, 12/02/2040(1)	1,936,827
5,590,000	2.75%, 04/14/2041(6)	3,660,703
$ 276,000	5.75%, 03/24/2035(1)	249,434
706,000	5.88%, 01/30/2029(1)	703,018
436,000	7.50%, 02/10/2037(1)	443,373
		6,993,355
	Saudi Arabia - 0.0%
635,000	Saudi Government International Bonds 5.38%, 01/13/2031(1)	650,494
	Uruguay - 0.1%
900,000	Uruguay Government International Bonds 4.38%, 01/23/2031	884,037
	Total Foreign Government Obligations (cost $59,892,363)	$50,063,037
MUNICIPAL BONDS - 1.2%
	Development - 0.2%
3,995,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$3,889,350
	General - 0.6%
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,813,823
4,130,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	4,096,026
		9,909,849
	School District - 0.2%
	Chicago Board of Education, IL, GO
1,115,000	6.14%, 12/01/2039	1,050,674
1,540,000	6.32%, 11/01/2029	1,543,398
		2,594,072
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	3,064,265
	Utility - Electric - 0.0%
722,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	790,397
	Total Municipal Bonds (cost $21,508,716)	$20,247,933
SENIOR FLOATING RATE INTERESTS - 0.0%(9)
	Oil & Gas Services - 0.0%
776,452	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(10)(11)	$3,882
	Total Senior Floating Rate Interests (cost $776,452)	$3,882
U.S. GOVERNMENT AGENCIES - 40.0%
	Mortgage-Backed Agencies - 40.0%
	Federal Home Loan Mortgage Corp. - 8.3%
34,735	0.00%, 11/15/2036(12)(13)	$28,853
5,631,664	0.37%, 12/25/2033(3)(4)	165,134
18,584,982	0.59%, 03/25/2027(3)(4)	180,458
4,274,351	0.61%, 10/25/2026(3)(4)	34,544
17,160,727	0.72%, 12/25/2030(3)(4)	576,250
9,693,835	0.73%, 06/25/2027(3)(4)	125,600
4,192,282	0.87%, 11/25/2030(3)(4)	166,229

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 1,759,802	1.00%, 02/25/2051	$1,509,773
7,648,182	1.02%, 10/25/2030(3)(4)	341,228
12,778,770	1.11%, 06/25/2030(3)(4)	616,155
7,989,573	1.50%, 05/15/2037(3)	451,947
787,811	1.50%, 11/01/2051	595,226
6,201,729	1.57%, 05/25/2030(3)(4)	407,663
553,486	1.75%, 10/15/2042	479,372
1,288,273	2.00%, 05/01/2036	1,174,072
517,772	2.00%, 06/01/2036	471,293
32,477	2.00%, 12/01/2036	29,372
273,313	2.00%, 12/01/2040	233,739
1,730,253	2.00%, 05/01/2041	1,477,851
1,918,255	2.00%, 12/01/2041	1,635,198
1,571,784	2.00%, 10/01/2050	1,260,954
1,473,610	2.00%, 02/01/2051	1,186,189
7,841,049	2.00%, 03/01/2051	6,283,163
2,669,070	2.00%, 04/01/2051	2,135,826
1,471,636	2.00%, 05/01/2051	1,189,268
637,778	2.00%, 08/01/2051	511,444
642,304	2.00%, 11/01/2051	516,903
2,424,743	2.00%, 04/01/2052	1,954,861
3,458,509	2.00%, 06/15/2052(3)	443,860
112,296	2.50%, 05/15/2028(3)	2,948
888,654	2.50%, 05/01/2050	751,265
1,018,807	2.50%, 06/01/2050	859,935
5,852,639	2.50%, 07/01/2050	4,940,124
1,760,570	2.50%, 11/01/2050	1,480,677
537,684	2.50%, 02/01/2051	456,275
1,846,626	2.50%, 03/01/2051	1,543,770
2,289,562	2.50%, 03/25/2051(3)	319,562
678,312	2.50%, 05/01/2051	570,564
824,702	2.50%, 07/01/2051	693,711
560,379	2.50%, 08/01/2051	469,984
1,033,629	2.50%, 10/01/2051	868,314
2,648,198	2.50%, 03/15/2052(3)	401,665
1,646,986	2.50%, 03/25/2052	1,460,016
3,368,589	2.50%, 04/01/2052	2,819,513
2,998,475	2.50%, 08/25/2052(3)	463,575
227,522	3.00%, 03/15/2028(3)	6,616
407,820	3.00%, 08/01/2029	398,984
39,320	3.00%, 05/15/2032(3)	247
1,556,492	3.00%, 10/01/2032	1,502,760
245,822	3.00%, 03/15/2033(3)	18,007
1,004,582	3.00%, 04/01/2033	971,592
1,635,658	3.00%, 11/01/2036	1,533,170
947,190	3.00%, 01/01/2037	887,493
2,025,000	3.00%, 03/25/2040	1,777,361
3,275,988	3.00%, 11/01/2046	2,907,014
841,484	3.00%, 12/01/2046	747,843
671,920	3.00%, 07/01/2050	589,776
275,025	3.00%, 08/01/2051	240,667
2,522,124	3.00%, 09/25/2051(3)	417,429
1,906,964	3.00%, 10/01/2051	1,669,635
725,583	3.00%, 01/01/2052	636,975
949,435	3.00%, 05/01/2052	831,256
321,306	3.25%, 11/15/2041	298,798
30,531	3.50%, 09/15/2026(3)	528
14,723	3.50%, 03/15/2027(3)	101
581,687	3.50%, 05/15/2034(3)	41,514
1,090,111	3.50%, 08/01/2034	1,057,198
228,355	3.50%, 03/15/2041(3)	5,330
451,660	3.50%, 10/15/2045	417,298
216,016	3.50%, 06/01/2046	199,549
992,585	3.50%, 12/15/2046	915,593
1,080,428	3.50%, 10/01/2047	987,971
416,564	3.50%, 12/01/2047	381,365
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 5,951,968	3.50%, 03/01/2048	$5,449,226
187,536	3.50%, 08/01/2048	173,684
1,831,498	3.50%, 04/25/2051(3)	365,069
42,629	4.00%, 08/01/2025	42,518
7,155	4.00%, 12/15/2026(3)	80
24,771	4.00%, 07/15/2027(3)	521
41,618	4.00%, 03/15/2028(3)	562
29,341	4.00%, 06/15/2028(3)	500
201,778	4.00%, 07/15/2030(3)	11,123
1,093,648	4.00%, 05/25/2040(3)	154,576
1,147,421	4.00%, 09/15/2041	1,112,457
993,598	4.00%, 05/01/2042	956,914
311,451	4.00%, 08/01/2042	299,593
409,566	4.00%, 09/01/2042	394,057
21,238	4.00%, 07/01/2044	20,852
2,005,214	4.00%, 03/25/2045(3)	362,914
85,879	4.00%, 06/01/2045	81,428
306,495	4.00%, 02/01/2046	290,610
123,825	4.00%, 04/01/2047	118,374
103,554	4.00%, 09/01/2048	97,740
2,292,349	4.00%, 04/01/2049	2,158,212
457,075	4.00%, 05/01/2049	433,170
1,729,334	4.00%, 07/01/2049	1,640,546
189,134	4.50%, 09/01/2044	184,389
2,049,340	4.50%, 05/25/2050(3)	411,289
807,280	4.75%, 07/15/2039	810,182
330,078	5.00%, 09/15/2033(3)	45,012
3,638	5.00%, 03/01/2039	3,674
101,141	5.00%, 08/01/2039	102,156
2,607	5.00%, 09/01/2039	2,618
5,771	5.00%, 12/01/2039	5,797
5,481	5.00%, 04/01/2041	5,536
11,084	5.00%, 04/01/2044	11,195
9,742	5.00%, 05/01/2044	9,718
433,777	5.00%, 02/15/2048(3)	86,997
523,328	5.00%, 08/01/2052	514,841
1,366,385	5.00%, 04/01/2053	1,348,263
1,426,628	5.00%, 11/01/2054	1,409,530
6,426	5.50%, 03/01/2028	6,472
23,263	5.50%, 04/01/2033	23,458
268,742	5.50%, 05/01/2034	274,015
5,120	5.50%, 05/01/2037	5,222
14,618	5.50%, 11/01/2037	14,915
2,715,483	5.50%, 12/01/2037	2,760,704
27,687	5.50%, 02/01/2038	28,187
11,883	5.50%, 04/01/2038	12,097
14,953	5.50%, 06/01/2038	15,217
1,550,740	5.50%, 08/01/2038	1,582,840
158,822	5.50%, 09/01/2038	161,655
3,066	5.50%, 12/01/2039	3,121
41,114	5.50%, 02/01/2040	41,847
134,915	5.50%, 05/01/2040	137,349
131,562	5.50%, 08/01/2040	133,909
674,255	5.50%, 06/01/2041	686,009
557,419	5.50%, 10/15/2046(3)	104,800
2,125,930	5.50%, 02/01/2053	2,132,994
8,605,786	5.50%, 05/01/2054	8,596,724
8,584,294	5.50%, 07/01/2054	8,575,255
567	6.00%, 07/01/2029	577
63,571	6.00%, 10/01/2032	65,981
8,638	6.00%, 11/01/2032	8,784
77,027	6.00%, 12/01/2032	79,752
6,455	6.00%, 11/01/2033	6,666
14,636	6.00%, 01/01/2034	15,114
6,613	6.00%, 02/01/2034	6,827
65,519	6.00%, 08/01/2034	68,161

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 70,136	6.00%, 09/01/2034	$72,897
87,941	6.00%, 01/01/2035	90,501
427,190	6.00%, 11/01/2037	445,962
1,037,295	6.00%, 11/01/2052	1,057,502
1,161,282	6.00%, 12/01/2052	1,189,166
566,861	6.00%, 03/01/2053	583,185
1,424,526	6.00%, 05/01/2054	1,448,206
5,398,769	6.00%, 06/01/2054	5,498,235
3,942,036	6.00%, 08/01/2054	4,012,724
97	6.50%, 08/01/2032	100
197,493	6.50%, 07/15/2036	204,957
51,768	6.50%, 12/01/2037	54,575
1,432,000	7.24%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,472,118
18	7.50%, 09/01/2029	19
2,005,000	7.69%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,082,021
3,990,000	7.69%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,177,031
1,705,000	7.74%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,746,216
3,815,000	7.84%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	4,047,617
620,000	7.89%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	647,012
1,629,000	7.99%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,678,027
1,705,000	8.04%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,792,755
1,525,000	8.34%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,607,530
2,440,000	8.84%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,590,987
		144,890,311
	Federal National Mortgage Association - 14.2%
38,520	0.00%, 03/25/2036(12)(13)	33,855
335,393	0.00%, 06/25/2041(12)(13)	254,850
7,486,587	0.29%, 01/25/2030(3)(4)	64,894
7,897,116	1.45%, 05/25/2029(3)(4)	286,289
4,495,769	1.50%, 09/01/2051	3,404,212
310,609	1.50%, 10/01/2051	234,679
410,919	1.50%, 04/01/2052	310,499
3,230,165	1.55%, 10/25/2049, 30 day USD SOFR Average + 5.89%(2)(3)	339,923
2,770,237	1.65%, 06/25/2045, 30 day USD SOFR Average + 5.99%(2)(3)	285,104
866,328	1.75%, 12/25/2042	774,609
1,332,621	2.00%, 05/01/2036	1,213,761
1,462,723	2.00%, 08/01/2036	1,332,081
920,512	2.00%, 09/01/2036	840,673
660,667	2.00%, 12/01/2036	603,355
540,887	2.00%, 09/25/2039	474,436
1,112,409	2.00%, 09/01/2040	972,301
2,597,956	2.00%, 12/01/2040	2,220,700
1,052,773	2.00%, 04/01/2041	899,317
355,971	2.00%, 05/01/2041	304,086
1,384,029	2.00%, 10/01/2041	1,178,655
7,009,522	2.00%, 12/01/2050	5,630,894
8,761,184	2.00%, 02/01/2051	7,028,259
12,907,166	2.00%, 03/01/2051	10,329,385
13,409,415	2.00%, 04/01/2051	10,721,162
1,475,354	2.00%, 05/01/2051	1,177,008
489,389	2.00%, 07/01/2051	391,696
632,825	2.00%, 10/01/2051	510,701
3,575,518	2.00%, 03/25/2052(3)	473,815
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal National Mortgage Association - 14.2% - (continued)
$ 20,846	2.00%, 04/01/2052	$16,593
831,669	2.09%, 04/25/2055(2)(3)	36,890
621,447	2.20%, 08/25/2044(3)(4)	40,484
800,230	2.25%, 04/01/2033	682,177
805,400	2.25%, 05/25/2046(3)(4)	39,650
533,240	2.37%, 06/25/2055(3)(4)	26,387
102,937	2.50%, 06/25/2028(3)	2,631
1,879,166	2.50%, 09/01/2040	1,662,552
77,171	2.50%, 01/01/2043	66,810
1,918,544	2.50%, 02/01/2043	1,660,979
648,825	2.50%, 03/01/2043	561,719
1,396,694	2.50%, 05/01/2043	1,208,017
1,124,626	2.50%, 06/01/2043	970,373
650,728	2.50%, 04/01/2045	554,894
879,836	2.50%, 04/01/2050	740,176
1,025,128	2.50%, 06/01/2050	863,064
169,745	2.50%, 07/01/2050	142,473
1,596,887	2.50%, 09/01/2050	1,341,301
2,758,543	2.50%, 10/01/2050	2,332,194
1,180,767	2.50%, 01/01/2051	995,947
2,827,268	2.50%, 02/25/2051(3)	468,204
18,118,395	2.50%, 05/01/2051	15,266,340
2,309,766	2.50%, 06/01/2051	1,930,827
1,318,747	2.50%, 07/01/2051	1,109,272
874,236	2.50%, 09/01/2051	733,646
6,119,029	2.50%, 10/01/2051	5,128,500
12,901,411	2.50%, 11/01/2051	10,896,172
1,536,374	2.50%, 12/01/2051	1,296,886
1,484,745	2.50%, 01/01/2052	1,249,056
2,232,607	2.50%, 03/01/2052	1,869,049
1,564,785	2.50%, 04/01/2052	1,311,570
2,876,331	2.50%, 06/25/2052(3)	441,783
2,839,613	2.50%, 09/25/2052(3)	448,274
2,048,047	2.50%, 01/01/2057	1,704,064
72,274	3.00%, 09/25/2027(3)	1,509
371,906	3.00%, 01/25/2028(3)	7,162
1,199,990	3.00%, 04/25/2033(3)	73,557
411,693	3.00%, 08/01/2033	398,098
1,110,152	3.00%, 03/01/2037	1,047,830
1,621,891	3.00%, 06/01/2043	1,470,665
1,052,244	3.00%, 09/01/2048	931,914
1,022,891	3.00%, 08/25/2049	924,284
152,492	3.00%, 12/01/2049	134,025
713,319	3.00%, 02/01/2050	629,087
2,458,949	3.00%, 08/01/2050	2,150,738
1,008,969	3.00%, 10/01/2050	880,149
1,400,395	3.00%, 12/01/2050	1,221,819
448,029	3.00%, 04/01/2051	390,756
1,268,287	3.00%, 05/01/2051	1,122,501
253,519	3.00%, 06/01/2051	221,848
322,366	3.00%, 07/01/2051	282,350
3,676,741	3.00%, 08/01/2051	3,217,099
2,338,907	3.00%, 09/01/2051	2,055,596
3,870,578	3.00%, 10/01/2051	3,383,550
4,209,370	3.00%, 11/01/2051	3,677,430
1,950,112	3.00%, 12/01/2051	1,705,027
902,540	3.00%, 01/01/2052	786,848
1,044,073	3.00%, 04/01/2052	912,518
1,329,214	3.00%, 05/01/2052	1,161,660
68,132	3.50%, 05/25/2027(3)	1,333
134,999	3.50%, 10/25/2027(3)	3,481
263,334	3.50%, 05/25/2030(3)	14,593
63,877	3.50%, 08/25/2030(3)	2,829
35,411	3.50%, 02/25/2031(3)	436
258,136	3.50%, 09/25/2035(3)	23,668
1,467,352	3.50%, 11/25/2039(3)	128,658

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal National Mortgage Association - 14.2% - (continued)
$ 1,678,000	3.50%, 01/25/2042	$1,562,114
1,932,474	3.50%, 08/01/2043	1,796,203
575,826	3.50%, 10/01/2044	534,818
562,853	3.50%, 02/01/2045	520,962
523,961	3.50%, 01/01/2046	483,867
381,224	3.50%, 03/01/2046	352,599
925,708	3.50%, 09/01/2046	848,993
448,803	3.50%, 10/01/2046	411,853
323,414	3.50%, 10/25/2046(3)	63,416
473,010	3.50%, 11/01/2046	435,412
668,328	3.50%, 05/01/2047	615,725
1,490,867	3.50%, 09/01/2047	1,364,197
279,938	3.50%, 12/01/2047	257,976
957,507	3.50%, 01/01/2048	874,187
199,924	3.50%, 02/01/2048	183,122
1,033,737	3.50%, 07/01/2048	951,088
2,238,038	3.50%, 04/01/2052	2,039,688
3,744,377	3.50%, 09/01/2057	3,368,956
2,128,053	3.50%, 05/01/2058	1,914,686
2,162,723	3.50%, 12/25/2058	1,943,778
8,907	4.00%, 06/01/2025	8,874
13,937	4.00%, 10/01/2025	13,871
1,170,572	4.00%, 10/01/2040	1,126,160
483,658	4.00%, 11/01/2040	465,259
362,415	4.00%, 12/01/2040	348,597
170,519	4.00%, 02/01/2041	164,017
464,700	4.00%, 03/01/2041	446,978
1,132,592	4.00%, 06/01/2041	1,095,085
162,807	4.00%, 03/25/2042(3)	17,788
196,804	4.00%, 08/01/2042	188,970
476,094	4.00%, 09/01/2042	457,688
86,308	4.00%, 11/25/2042(3)	7,989
69,321	4.00%, 03/01/2045	65,731
381,733	4.00%, 07/01/2045	362,706
262,455	4.00%, 03/01/2046	250,033
104,619	4.00%, 05/01/2046	99,005
445,152	4.00%, 06/01/2046	421,238
409,397	4.00%, 04/01/2047	387,938
1,123,855	4.00%, 10/01/2047	1,061,915
2,626,462	4.00%, 06/01/2048	2,473,801
494,730	4.00%, 09/01/2048	466,049
335,995	4.00%, 01/01/2049	320,649
2,936,880	4.00%, 04/01/2049	2,752,943
113,353	4.00%, 08/01/2049	107,988
2,052,500	4.00%, 04/01/2050	1,933,448
2,085,463	4.00%, 11/25/2050(3)	436,520
332,334	4.00%, 08/01/2051	318,805
1,414,228	4.00%, 06/01/2052	1,325,832
2,477,609	4.39%, 04/01/2029	2,482,540
353	4.50%, 04/01/2025	352
2,297	4.50%, 07/25/2027(3)	15
286,664	4.50%, 09/01/2035	281,518
975,418	4.50%, 12/01/2037	971,428
940,577	4.50%, 08/01/2040	928,597
948,347	4.50%, 10/01/2040	936,264
483,570	4.50%, 10/01/2041	477,009
1,115,476	4.50%, 08/25/2043(3)	236,076
398,174	4.50%, 09/01/2043	393,141
524,213	4.50%, 04/01/2049	509,473
2,318,727	4.50%, 01/01/2051	2,221,546
1,617,782	4.50%, 03/01/2053	1,548,386
1,931,131	4.50%, 10/01/2053	1,848,605
380,000	4.75%, 04/01/2028	384,627
157	5.00%, 06/01/2025	156
110,967	5.00%, 04/25/2038	111,819
1,759,591	5.00%, 07/01/2052	1,731,055
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal National Mortgage Association - 14.2% - (continued)
$ 1,206,473	5.00%, 08/01/2052	$1,186,549
2,050,000	5.07%, 12/01/2028	2,102,497
63,582	5.50%, 06/01/2033	64,749
57,729	5.50%, 08/01/2033	58,776
345,006	5.50%, 09/01/2033	350,958
327,698	5.50%, 12/01/2033	333,436
228,465	5.50%, 01/01/2034	232,561
1,210,523	5.50%, 11/01/2035	1,236,955
340,975	5.50%, 04/01/2036	348,986
235,954	5.50%, 09/01/2036	239,776
203,949	5.50%, 04/25/2037	212,419
898,756	5.50%, 04/01/2038	913,724
957,987	5.50%, 11/25/2040(3)	116,647
778,736	5.50%, 06/25/2042(3)	158,157
968,902	5.50%, 08/25/2044(3)	155,287
1,995,755	5.50%, 11/01/2052	2,004,011
4,187,808	5.50%, 12/01/2052	4,196,642
2,159,053	5.50%, 06/01/2053	2,163,611
17,178,222	5.50%, 11/01/2053	17,160,146
2,231,539	5.50%, 08/01/2054	2,229,190
15,065	5.53%, 05/25/2042(3)(4)	1,057
109,136	6.00%, 12/01/2032	113,450
131,777	6.00%, 01/01/2033	133,978
18,267	6.00%, 02/01/2033	18,557
112,933	6.00%, 03/01/2033	116,490
317,867	6.00%, 02/01/2037	331,429
487,400	6.00%, 01/25/2042(3)	31,018
1,231,720	6.00%, 05/01/2053	1,267,871
12,601,293	6.00%, 02/01/2054	12,812,054
2,505,518	6.00%, 06/01/2054	2,545,256
1,360,465	6.00%, 09/01/2054	1,387,553
118	6.50%, 05/01/2031	121
408	6.50%, 09/01/2031	422
396	6.50%, 07/01/2032	408
324	7.00%, 07/01/2029	339
54	7.00%, 12/01/2030	56
51	7.00%, 03/01/2032	54
309	7.00%, 09/01/2032	323
246	7.50%, 06/01/2027	248
4,148	7.50%, 03/01/2030	4,237
4,652	7.50%, 04/01/2030	4,681
433	7.50%, 06/01/2030	444
813	7.50%, 07/01/2030	835
238	7.50%, 08/01/2030	243
1,352	7.50%, 05/01/2031	1,363
3,217	7.50%, 06/01/2031	3,220
266	7.50%, 08/01/2031	269
12,888	7.50%, 09/01/2031	12,902
28	7.50%, 05/01/2032	29
		246,019,279
	Government National Mortgage Association - 8.6%
2,257,521	2.00%, 10/20/2050	1,847,200
4,328,105	2.00%, 12/20/2050	3,541,439
3,454,974	2.00%, 04/20/2052	2,827,007
15,695,000	2.00%, 04/20/2055(14)	12,833,842
361,815	2.50%, 12/16/2039	340,523
735,688	2.50%, 07/20/2041	658,107
2,359,373	2.50%, 10/20/2049	2,085,852
1,779,109	2.50%, 11/20/2049	1,526,671
1,408,048	2.50%, 03/20/2051	1,201,568
2,003,979	2.50%, 09/20/2051	1,710,109
6,721,597	2.50%, 10/20/2051	5,735,922
8,540,000	2.50%, 04/20/2055(14)	7,283,271
84,472	3.00%, 09/20/2028(3)	1,734
1,594,183	3.00%, 05/20/2035(3)	75,025
239,462	3.00%, 02/16/2043(3)	32,249

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Government National Mortgage Association - 8.6% - (continued)
$ 1,193,515	3.00%, 03/15/2045	$1,065,907
63,401	3.00%, 04/15/2045	56,624
1,046,203	3.00%, 07/15/2045	934,354
21,353	3.00%, 08/15/2045	19,070
6,664,134	3.00%, 04/20/2051	5,909,313
2,023,518	3.00%, 08/20/2051	1,793,252
2,563,551	3.00%, 09/20/2051	2,271,833
6,537,466	3.00%, 12/20/2051	5,793,537
1,328,505	3.00%, 02/20/2052	1,214,561
3,268,227	3.00%, 07/20/2052	2,896,320
17,364	3.50%, 02/16/2027(3)	78
79,947	3.50%, 03/20/2027(3)	738
59,882	3.50%, 07/20/2040(3)	858
26,536	3.50%, 02/20/2041(3)	112
309,016	3.50%, 04/20/2042(3)	10,826
1,303,884	3.50%, 10/20/2042(3)	164,339
158,317	3.50%, 11/15/2042	148,986
4,135	3.50%, 12/15/2042	3,881
91,663	3.50%, 02/15/2043	85,975
4,460	3.50%, 03/15/2043	4,183
822,660	3.50%, 04/15/2043	771,562
1,814,098	3.50%, 05/15/2043	1,702,050
438,548	3.50%, 07/20/2043(3)	64,870
952,574	3.50%, 03/20/2044	887,714
1,232,187	3.50%, 06/20/2046	1,140,761
313,675	3.50%, 07/20/2046	291,385
328,762	3.50%, 10/20/2046	304,299
1,306,041	3.50%, 02/20/2047	1,208,655
384,057	3.50%, 08/20/2047	354,761
267,922	3.50%, 11/20/2047	247,693
326,859	3.50%, 03/20/2048	301,384
444,738	3.50%, 06/20/2049	408,412
1,006,465	3.50%, 07/20/2049	928,577
1,086,353	3.50%, 11/20/2049	996,314
321,671	3.50%, 06/20/2050	295,627
1,023,780	3.50%, 02/20/2051	939,215
769,361	3.88%, 08/15/2042	734,694
9,588	4.00%, 12/16/2026(3)	6
160,540	4.00%, 05/20/2029(3)	74
1,376,353	4.00%, 07/20/2040	1,321,420
1,528,174	4.00%, 09/20/2040	1,467,180
2,438,554	4.00%, 10/20/2040	2,339,296
619,218	4.00%, 12/20/2040	592,983
116,213	4.00%, 05/16/2042(3)	10,353
2,059,967	4.00%, 09/16/2042(3)	488,345
109,485	4.00%, 01/20/2044(3)	20,990
802,139	4.00%, 01/16/2046(3)	134,578
721,457	4.00%, 03/20/2047(3)	128,057
329,595	4.00%, 11/20/2047	309,465
929,693	4.00%, 03/20/2048	875,170
2,492,305	4.00%, 07/20/2048	2,352,670
1,290,000	4.00%, 04/20/2055(14)	1,207,499
41,184	4.50%, 11/15/2039	39,930
435,615	4.50%, 05/15/2040	427,328
1,545,727	4.50%, 05/20/2040	1,521,231
86,945	4.50%, 07/15/2041	84,425
1,422,143	4.50%, 08/20/2045(3)	287,102
134,656	4.50%, 01/20/2046	131,659
901,331	4.50%, 01/20/2047(3)	104,716
1,058,218	4.50%, 05/20/2048(3)	155,072
304,284	4.50%, 05/20/2052	293,774
887,341	4.50%, 08/20/2052	852,473
811,155	4.50%, 09/20/2052	779,112
3,670,208	4.50%, 10/20/2052	3,524,470
14,815,000	4.50%, 04/20/2055(14)	14,213,141
892,777	5.00%, 02/16/2040(3)	193,158
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Government National Mortgage Association - 8.6% - (continued)
$ 811,479	5.00%, 05/20/2040	$821,998
645,051	5.00%, 06/20/2040	653,795
252,594	5.00%, 07/20/2040	256,017
479,543	5.00%, 06/15/2041	486,361
465,991	5.00%, 10/16/2041(3)	78,896
677,281	5.00%, 03/15/2044	687,035
189,468	5.00%, 01/16/2047(3)	39,816
3,326,259	5.00%, 07/15/2052	3,276,091
3,287,500	5.00%, 04/20/2055(14)	3,233,394
179,802	5.50%, 03/15/2033	183,282
257,579	5.50%, 04/15/2033	263,049
207,746	5.50%, 05/15/2033	214,064
356,966	5.50%, 10/20/2034	366,614
598,907	5.50%, 03/20/2039(3)	56,748
587,090	5.50%, 02/16/2047(3)	85,069
381,051	5.50%, 02/20/2047(3)	58,324
21,015,000	5.50%, 04/20/2055(14)	21,058,189
324	6.00%, 01/15/2029	331
246	6.00%, 04/15/2029	250
11,453	6.00%, 12/15/2031	11,797
267	6.00%, 10/15/2032	281
8,132	6.00%, 06/15/2033	8,318
169	6.00%, 03/15/2034	172
13,656	6.00%, 08/15/2034	14,277
23,714	6.00%, 09/15/2034	24,585
15,599	6.00%, 02/15/2035	16,387
28,541	6.00%, 03/15/2036	29,888
29,186	6.00%, 05/15/2036	30,172
70,453	6.00%, 06/15/2036	73,427
7,900	6.00%, 06/15/2037	8,161
17,768	6.00%, 08/15/2037	18,524
29,506	6.00%, 08/15/2039	30,720
597,618	6.00%, 09/20/2040(3)	93,041
46,654	6.00%, 06/15/2041	48,840
596,573	6.00%, 02/20/2046(3)	60,654
6,563,549	6.00%, 10/20/2054	6,663,698
7,356	6.50%, 06/15/2028	7,596
385	6.50%, 08/15/2028	390
509	6.50%, 09/15/2028	514
430	6.50%, 11/15/2028	434
2,254	6.50%, 12/15/2028	2,272
4,463	6.50%, 02/15/2029	4,526
33,444	6.50%, 03/15/2029	34,514
9,746	6.50%, 04/15/2029	10,042
3,283	6.50%, 05/15/2029	3,395
59,079	6.50%, 06/15/2029	60,483
1,827	6.50%, 07/15/2029	1,846
36	6.50%, 03/15/2031	36
61,275	6.50%, 04/15/2031	63,012
16,042	6.50%, 05/15/2031	16,498
1,249	6.50%, 06/15/2031	1,286
61,282	6.50%, 07/15/2031	62,787
11,612	6.50%, 08/15/2031	11,847
20,069	6.50%, 09/15/2031	20,645
34,284	6.50%, 10/15/2031	34,886
124,410	6.50%, 11/15/2031	127,810
19,882	6.50%, 12/15/2031	20,131
48,066	6.50%, 01/15/2032	49,468
12,938	6.50%, 02/15/2032	13,318
21,517	6.50%, 03/15/2032	22,302
78,933	6.50%, 04/15/2032	81,307
188	6.50%, 05/15/2032	191
11,179	6.50%, 06/15/2032	11,348
152	7.00%, 02/15/2031	153

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Government National Mortgage Association - 8.6% - (continued)
$ 65	7.00%, 06/15/2031	$66
32	7.00%, 08/15/2031	33
		149,124,317
	Uniform Mortgage-Backed Security - 8.9%
2,205,000	2.00%, 04/01/2055(14)	1,752,044
1,440,000	3.00%, 04/01/2055(14)	1,247,851
9,660,000	3.50%, 04/01/2055(14)	8,711,404
2,393,000	4.00%, 04/01/2055(14)	2,229,587
5,895,000	4.50%, 04/01/2055(14)	5,638,375
17,445,000	5.00%, 04/01/2055(14)	17,096,981
46,559,000	5.50%, 04/01/2055(14)	46,497,109
65,610,000	6.00%, 04/01/2055(14)	66,636,270
4,095,000	7.00%, 04/01/2055(14)	4,279,961
		154,089,582
	Total U.S. Government Agencies (cost $724,735,028)	$694,123,489
U.S. GOVERNMENT SECURITIES - 24.6%
	U.S. Treasury Securities - 24.6%
	U.S. Treasury Bonds - 11.3%
24,645,000	1.25%, 05/15/2050	$12,236,820
5,115,000	1.88%, 11/15/2051	2,942,124
7,090,000	2.25%, 08/15/2046	4,768,579
15,065,000	2.25%, 02/15/2052	9,503,897
7,860,000	2.38%, 11/15/2049	5,199,574
90,455,000	2.88%, 08/15/2045(15)	69,279,343
6,175,000	3.00%, 02/15/2047	4,756,197
22,615,000	3.38%, 05/15/2044(16)	19,023,986
35,500,000	3.38%, 11/15/2048(17)	28,814,629
3,565,000	3.63%, 08/15/2043	3,133,858
12,035,000	3.63%, 05/15/2053	10,137,607
28,222,000	4.25%, 08/15/2054	26,638,922
		196,435,536
	U.S. Treasury Inflation-Indexed Bonds - 2.4%
11,037,942	0.25%, 02/15/2050(18)	6,734,431
3,626,227	0.63%, 02/15/2043(18)	2,787,739
17,239,316	0.75%, 02/15/2042(18)	13,845,830
8,699,373	0.75%, 02/15/2045(18)	6,598,614
3,176,795	1.00%, 02/15/2046(18)	2,504,852
10,908,894	1.38%, 02/15/2044(18)	9,494,126
		41,965,592
	U.S. Treasury Inflation-Indexed Notes - 1.6%
2,928,128	1.38%, 07/15/2033(18)	2,856,079
23,893,444	1.75%, 01/15/2034(18)	23,852,107
		26,708,186
	U.S. Treasury Notes - 9.3%
21,815,000	0.63%, 05/15/2030	18,456,683
65,790,000	2.25%, 11/15/2027	63,112,142
27,700,000	3.75%, 06/30/2030	27,392,703
14,670,000	4.13%, 11/30/2031	14,716,417
24,280,000	4.25%, 11/15/2034	24,352,081
13,160,000	4.38%, 05/15/2034	13,337,866
		161,367,892
	Total U.S. Government Securities (cost $498,533,027)	$426,477,206
COMMON STOCKS - 0.0%
	Energy - 0.0%
30,559	PES Energy Liquidating Trust*(19)(20)	$—
	Total Common Stocks (cost $265,121)	$—
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 5.58%(21)		$1,930,362
	Total Preferred Stocks (cost $1,591,820)		$1,930,362
	Total Long-Term Investments (cost $2,021,777,107)		$1,888,817,768
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 8,199,406
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%,
due on 04/01/2025 with a maturity value
of $8,200,404; collateralized by
U.S. Treasury Note at 4.25%, maturing
03/15/2027, with a market value of
$8,363,538
			$8,199,406
	Total Short-Term Investments (cost $8,199,406)		$8,199,406
	Total Investments (cost $2,029,976,513)	109.4%	$1,897,017,174
	Other Assets and Liabilities	(9.4)%	(163,029,473)
	Net Assets	100.0%	$1,733,987,701
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2025, the aggregate value of these securities was
$442,359,600, representing 25.5% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $20,780,578, representing 1.2% of net assets.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,493,631 at March 31, 2025.
(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2025.

(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	Securities disclosed are principal-only strips.
(13)	Security is a zero-coupon bond.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of March 31, 2025, the market value of securities pledged was $284,148.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of March 31, 2025, the market value of securities pledged was $7,066,172.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2025, the market value of securities pledged was $6,493,438.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	30,559	$265,121	$—

(20)	Investment valued using significant unobservable inputs.
(21)	Perpetual security with no stated maturity date.

Futures Contracts Outstanding at March 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	956	06/16/2025	$67,297,978	$356,682
U.S. Treasury 10-Year Note Future	228	06/18/2025	25,357,875	130,551
U.S. Treasury 10-Year Ultra Future	158	06/18/2025	18,031,750	227,212
U.S. Treasury Long Bond Future	172	02/18/2025	20,172,375	(270,756)
Total				$443,689
Short position contracts:
Canadian 10-Year Bond Future	(564)	06/19/2025	$(48,657,517)	$(366,104)
Euro BUXL 30-Year Bond Future	(72)	06/06/2025	(9,284,818)	291,501
Euro-BUND Future	(231)	06/06/2025	(32,179,186)	45,100
French Government Bond Future	(80)	06/06/2025	(10,613,173)	(30,536)
U.S. Treasury 2-Year Note Future	(494)	06/30/2025	(102,342,907)	(486,082)
U.S. Treasury 5-Year Note Future	(469)	06/30/2025	(50,725,281)	(523,220)
U.S. Treasury Ultra Bond Future	(71)	06/18/2025	(8,679,750)	(16,143)
Total				$(1,085,484)
Total futures contracts				$(641,795)

TBA Sale Commitments Outstanding at March 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$6,479,000	04/20/2055	$(5,737,969)	$(42,684)
Government National Mortgage Association, 4.00%	1,290,000	04/20/2055	(1,207,499)	(5,078)
Government National Mortgage Association, 6.00%	10,805,000	04/20/2055	(10,965,899)	(27,786)

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

TBA Sale Commitments Outstanding at March 31, 2025 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.00%	$2,420,000	04/01/2055	$(1,922,878)	$11,981
Uniform Mortgage-Backed Security, 2.50%	9,245,000	04/01/2055	(7,686,624)	1,537
Uniform Mortgage-Backed Security, 3.00%	9,985,000	04/01/2055	(8,652,633)	16,263
Uniform Mortgage-Backed Security, 3.00%	1,925,000	04/01/2040	(1,820,808)	(11,383)
Uniform Mortgage-Backed Security, 3.50%	21,598,000	04/01/2055	(19,477,111)	17,861
Uniform Mortgage-Backed Security, 3.50%	11,930,000	03/01/2052	(10,751,503)	(38,881)
Uniform Mortgage-Backed Security, 4.00%	23,572,000	04/01/2055	(21,962,321)	11,315
Uniform Mortgage-Backed Security, 4.50%	8,650,000	04/01/2055	(8,273,443)	(6,744)
Uniform Mortgage-Backed Security, 4.50%	3,936,000	04/01/2040	(3,902,782)	(14,752)
Uniform Mortgage-Backed Security, 6.50%	1,275,000	04/01/2055	(1,314,677)	(3,569)
Total TBA sale commitments (proceeds receivable $103,584,227)			$(103,676,147)	$(91,920)
At March 31, 2025, the aggregate market value of TBA Sale Commitments represents (6.0)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	12,100,000	05/31/2029	Annual	$—	$—	$(12,093)	$(12,093)
3.83% Fixed	12 Mo. USD SOFR	USD	6,000,000	02/15/2034	Annual	—	—	(21,666)	(21,666)
4.16% Fixed	12 Mo. USD SOFR	USD	31,330,000	03/19/2045	Annual	—	(60,451)	(991,147)	(930,696)
2.97% Fixed	12 Mo. USD SOFR	USD	12,140,000	03/15/2053	Annual	36,496	—	1,832,699	1,796,203
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	40,599	—	622,883	582,284
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(63,879)	716,372	780,251
3.59% Fixed	12 Mo. USD SOFR	USD	9,465,000	09/20/2053	Annual	38,597	—	466,684	428,087
Total centrally cleared interest rate swaps contracts						$115,692	$(124,330)	$2,613,732	$2,622,370

Foreign Currency Contracts Outstanding at March 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
806,000	EUR	875,382	USD	SSG	06/18/2025	$14
795,000	EUR	871,038	USD	MSC	06/18/2025	(7,589)
5,832,466	USD	34,737,000	BRL	GSC	06/18/2025	(153,958)
26,092,688	USD	23,825,000	EUR	DEUT	06/18/2025	216,386
Total foreign currency contracts						$54,853
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$293,156,485	$—	$293,156,485	$—
Corporate Bonds	402,815,374	—	402,815,374	—
Foreign Government Obligations	50,063,037	—	50,063,037	—
Municipal Bonds	20,247,933	—	20,247,933	—
Senior Floating Rate Interests	3,882	—	3,882	—
U.S. Government Agencies	694,123,489	—	694,123,489	—
U.S. Government Securities	426,477,206	—	426,477,206	—
Common Stocks	—	—	—	—
Preferred Stocks	1,930,362	1,930,362	—	—
Short-Term Investments	8,199,406	—	8,199,406	—
Foreign Currency Contracts(2)	216,400	—	216,400	—
Futures Contracts(2)	1,051,046	1,051,046	—	—
Swaps - Interest Rate(2)	3,586,825	—	3,586,825	—
Total	$1,901,871,445	$2,981,408	$1,898,890,037	$—
Liabilities
Foreign Currency Contracts(2)	$(161,547)	$—	$(161,547)	$—
Futures Contracts(2)	(1,692,841)	(1,692,841)	—	—
Swaps - Interest Rate(2)	(964,455)	—	(964,455)	—
TBA Sale Commitments	(103,676,147)	—	(103,676,147)	—
Total	$(106,494,990)	$(1,692,841)	$(104,802,149)	$—

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

46

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6%
	Asset-Backed - Automobile - 18.4%
$ 67,673	Ally Auto Receivables Trust 5.76%, 11/15/2026	$67,695
711,007	American Credit Acceptance Receivables Trust 5.90%, 02/12/2027(1)	712,290
540,000	American Heritage Auto Receivables Trust 4.83%, 03/15/2028(1)	540,638
	AmeriCredit Automobile Receivables Trust
1,603,759	1.01%, 01/19/2027	1,580,848
120,411	2.45%, 11/18/2026	120,247
714,641	4.38%, 04/18/2028	714,120
1,554,825	5.75%, 02/18/2028	1,559,785
	ARI Fleet Lease Trust
580,000	4.38%, 01/17/2034(1)	578,808
301,562	5.30%, 11/15/2032(1)	302,907
436,551	5.41%, 02/17/2032(1)	437,506
306,582	6.05%, 07/15/2032(1)	309,349
2,359,846	BMW Vehicle Owner Trust 5.47%, 02/25/2028	2,375,405
304,465	Bridgecrest Lending Auto Securitization Trust 5.78%, 02/16/2027	304,753
	Capital One Prime Auto Receivables Trust
613,697	3.17%, 04/15/2027	609,891
340,000	4.61%, 10/15/2027	340,215
2,112,233	4.87%, 02/15/2028	2,118,065
	CarMax Auto Owner Trust
1,090	4.73%, 09/15/2025	1,090
610,259	4.75%, 10/15/2027	611,789
1,486,125	5.65%, 05/17/2027	1,490,967
180,431	5.72%, 11/16/2026	180,638
	Carvana Auto Receivables Trust
133,001	0.70%, 01/10/2028	129,864
1,835,802	4.64%, 03/10/2026(1)	1,835,765
387,759	5.50%, 08/10/2027(1)	388,546
390,331	5.76%, 04/12/2027(1)	390,885
138,203	5.77%, 04/12/2027(1)	138,402
8,162	6.09%, 11/10/2026(1)	8,164
97,310	6.23%, 01/11/2027(1)	97,334
201,594	6.41%, 09/10/2027(1)	202,305
	Chase Auto Owner Trust
479,337	5.48%, 04/26/2027(1)	480,511
640,375	5.66%, 05/26/2027(1)	642,369
883,792	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	889,544
	Citizens Auto Receivables Trust
545,597	5.43%, 10/15/2026(1)	546,463
800,908	5.54%, 11/16/2026(1)	802,765
1,825,000	5.83%, 02/15/2028(1)	1,844,593
275,758	6.09%, 10/15/2026(1)	276,144
	CPS Auto Receivables Trust
164,708	5.71%, 09/15/2027(1)	164,988
1,244,697	5.78%, 01/18/2028(1)	1,247,844
151,007	5.91%, 08/16/2027(1)	151,170
116,490	6.40%, 06/15/2027(1)	116,633
194,300	DT Auto Owner Trust 6.29%, 08/16/2027(1)	194,685
	Enterprise Fleet Financing LLC
133,755	4.38%, 07/20/2029(1)	133,503
447,724	4.72%, 10/21/2025(1)	447,900
973,431	5.23%, 03/20/2030(1)	979,663
388,346	5.51%, 01/22/2029(1)	389,744
807,966	5.56%, 04/22/2030(1)	813,369
1,282,802	5.74%, 12/20/2026(1)	1,290,166
611,483	5.76%, 10/22/2029(1)	614,610
2,388,077	6.40%, 03/20/2030(1)	2,425,945
927,224	Exeter Automobile Receivables Trust 5.82%, 02/15/2027	928,508
27,925	FHF Trust 0.83%, 12/15/2026(1)	27,840
230,787	Fifth Third Auto Trust 5.80%, 11/16/2026	230,958
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6% - (continued)
	Asset-Backed - Automobile - 18.4% - (continued)
	Flagship Credit Auto Trust
$ 111,958	5.76%, 04/15/2027(1)	$112,007
287,823	5.89%, 07/15/2027(1)	288,363
	Ford Credit Auto Lease Trust
2,100,000	5.06%, 05/15/2027	2,107,030
465,165	5.24%, 07/15/2026	465,588
	Ford Credit Auto Owner Trust
2,450,000	3.93%, 08/15/2027	2,439,982
2,495,000	4.47%, 12/15/2027	2,496,699
615,000	4.59%, 10/15/2027	615,495
2,500,000	4.85%, 08/15/2035(1)	2,527,486
171,547	5.57%, 06/15/2026	171,654
596,394	Foursight Capital Automobile Receivables Trust 5.99%, 05/15/2028(1)	599,982
	GLS Auto Receivables Issuer Trust
444,844	5.57%, 02/16/2027(1)	445,132
870,483	5.77%, 06/15/2027(1)	872,905
616,133	GLS Auto Select Receivables Trust 6.37%, 06/15/2028(1)	622,240
	GM Financial Automobile Leasing Trust
92,424	4.75%, 10/20/2025	92,440
117,244	5.16%, 04/20/2026	117,278
1,766,292	5.38%, 11/20/2026	1,770,706
	GM Financial Consumer Automobile Receivables Trust
171,342	5.12%, 02/16/2027	171,535
677,427	5.33%, 03/16/2027	679,049
194,541	5.74%, 09/16/2026	194,655
590,816	5.89%, 11/16/2026	591,900
2,640,000	GMF Floorplan Owner Revolving Trust 4.59%, 03/15/2029(1)	2,639,951
	Honda Auto Receivables Owner Trust
300,000	3.76%, 12/18/2028	298,269
60,385	5.41%, 04/15/2026	60,409
633,450	5.87%, 06/22/2026	634,714
617,811	Huntington Auto Trust 5.50%, 03/15/2027(1)	619,046
	Hyundai Auto Lease Securitization Trust
1,364,699	4.77%, 03/15/2027(1)	1,366,742
1,925,000	4.83%, 01/18/2028(1)	1,937,584
1,500,000	5.02%, 03/15/2027(1)	1,505,447
910,753	5.15%, 06/15/2026(1)	911,948
367,659	5.85%, 03/16/2026(1)	367,966
	Hyundai Auto Receivables Trust
2,350,000	1.09%, 05/17/2027	2,336,886
735,000	2.35%, 04/17/2028	724,106
1,625,000	4.32%, 10/15/2029	1,623,076
125,075	5.77%, 05/15/2026	125,125
154,693	LAD Auto Receivables Trust 5.44%, 11/16/2026(1)	154,764
495,000	M&T Bank Auto Receivables Trust 4.63%, 05/15/2028(1)	495,434
	Mercedes-Benz Auto Lease Trust
725,000	4.23%, 02/15/2028	723,752
819,621	4.74%, 01/15/2027	820,023
692,519	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	692,343
1,538,560	Nissan Auto Lease Trust 5.11%, 10/15/2026	1,541,193
1,319,782	Nissan Auto Receivables Owner Trust 4.70%, 10/15/2025	1,320,122
1,104,571	Porsche Financial Auto Securitization Trust 5.79%, 01/22/2029(1)	1,112,371
	Santander Drive Auto Receivables Trust
74,436	5.71%, 02/16/2027	74,467
647,599	5.80%, 09/15/2027	648,715
60,755	6.08%, 05/17/2027	60,824

47

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6% - (continued)
	Asset-Backed - Automobile - 18.4% - (continued)
	SBNA Auto Lease Trust
$ 660,000	4.68%, 04/20/2027(1)	$660,177
283,116	4.94%, 11/20/2026(1)	283,404
1,150,000	5.39%, 11/20/2026(1)	1,153,095
129,561	6.27%, 04/20/2026(1)	129,666
	SFS Auto Receivables Securitization Trust
605,000	4.65%, 05/22/2028(1)	605,350
241,210	5.35%, 06/21/2027(1)	241,514
65,823	5.89%, 03/22/2027(1)	65,881
352,590	Tesla Auto Lease Trust 5.37%, 06/22/2026(1)	353,112
885,745	Tesla Electric Vehicle Trust 5.54%, 12/21/2026(1)	887,846
	Toyota Auto Receivables Owner Trust
18,139	5.28%, 05/15/2026	18,142
2,736,650	5.41%, 03/15/2027	2,743,262
879,757	5.60%, 08/17/2026	880,586
	Toyota Lease Owner Trust
1,625,000	4.21%, 09/20/2027(1)	1,618,659
471,200	4.31%, 02/22/2027(1)	470,499
1,750,000	USAA Auto Owner Trust 4.97%, 12/17/2029(1)	1,772,233
	Volkswagen Auto Loan Enhanced Trust
1,335,000	4.65%, 11/22/2027	1,336,821
102,619	5.50%, 12/21/2026	102,725
	Westlake Automobile Receivables Trust
10,824	1.23%, 04/15/2026(1)	10,808
221,849	5.62%, 03/15/2027(1)	222,231
1,442,038	5.80%, 02/16/2027(1)	1,444,319
356,851	5.89%, 02/16/2027(1)	358,194
103,590	5.96%, 10/15/2026(1)	103,664
270,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	271,858
	Wheels Fleet Lease Funding 1 LLC
1,915,000	4.57%, 01/18/2040(1)	1,913,508
1,313,934	5.80%, 04/18/2038(1)	1,324,570
718,798	6.46%, 08/18/2038(1)	728,977
2,700,000	World Omni Auto Receivables Trust 1.90%, 03/15/2028	2,638,664
660,000	World Omni Automobile Lease Securitization Trust 4.42%, 04/17/2028	659,737
61,777	World Omni Select Auto Trust 5.92%, 03/15/2027	61,800
		97,026,891
	Commercial Mortgage-Backed Securities - 0.5%
2,500,000	FREMF Mortgage Trust 3.72%, 10/25/2048(1)(2)	2,486,080
	Other Asset-Backed Securities - 8.9%
32,451	Affirm Asset Securitization Trust 4.55%, 06/15/2027(1)	32,432
222,412	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	222,906
798,613	Amur Equipment Finance Receivables XIII LLC 5.38%, 01/21/2031(1)	805,541
2,735,000	Apidos CLO XXXII Ltd. 5.39%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(3)	2,728,447
416,261	Auxilior Term Funding LLC 6.18%, 12/15/2028(1)	420,007
2,610,000	Bain Capital Credit CLO Ltd. 5.50%, 10/23/2034, 3 mo. USD Term SOFR + 1.21%(1)(3)	2,603,958
891,763	Carlyle U.S. CLO Ltd. 5.45%, 10/15/2031, 3 mo. USD Term SOFR + 1.15%(1)(3)	891,815
	CCG Receivables Trust
491,920	3.91%, 07/16/2029(1)	490,719
415,000	4.48%, 10/14/2032(1)	415,335
641,809	5.82%, 09/16/2030(1)	645,198
	CNH Equipment Trust
2,200,000	4.30%, 02/18/2028	2,195,974
1,660,000	4.30%, 08/15/2028	1,659,503
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6% - (continued)
	Other Asset-Backed Securities - 8.9% - (continued)
$ 416,844	5.19%, 07/15/2027	$417,316
415,746	5.42%, 10/15/2027	417,262
484,603	Daimler Trucks Retail Trust 5.60%, 04/15/2026	485,325
	Dell Equipment Finance Trust
522,092	5.58%, 03/22/2030(1)	523,676
87,514	6.10%, 04/23/2029(1)	87,628
1,063,008	Dext ABS LLC 6.56%, 05/15/2034(1)	1,071,161
	DLLAA LLC
2,210,000	4.70%, 10/20/2027(1)	2,213,419
227,411	5.93%, 07/20/2026(1)	227,964
	DLLAD LLC
387,531	0.64%, 09/21/2026(1)	384,201
53,122	5.19%, 04/20/2026(1)	53,131
504,677	5.50%, 08/20/2027(1)	507,309
281,646	DLLST LLC 5.33%, 01/20/2026(1)	282,019
1,824,828	GoldenTree Loan Management U.S. CLO 4 Ltd. 5.45%, 04/24/2031, 3 mo. USD Term SOFR + 1.15%(1)(3)	1,824,473
600,272	Granite Park Equipment Leasing LLC 6.51%, 05/20/2030(1)	603,890
	GreatAmerica Leasing Receivables Funding LLC
1,169,172	5.32%, 08/17/2026(1)	1,172,185
308,294	5.35%, 02/16/2026(1)	308,638
	HPEFS Equipment Trust
1,340,000	5.18%, 05/20/2031(1)	1,344,392
42,624	5.43%, 08/20/2029(1)	42,641
328,449	6.04%, 01/21/2031(1)	329,241
	John Deere Owner Trust
875,000	4.36%, 08/16/2027	874,688
94,618	5.59%, 06/15/2026	94,647
	Kubota Credit Owner Trust
735,000	4.61%, 12/15/2027(1)	736,614
1,107,981	5.39%, 01/15/2027(1)	1,111,559
851,911	5.61%, 07/15/2026(1)	853,548
893,260	Madison Park Funding XXIV Ltd. 5.41%, 10/20/2029, 3 mo. USD Term SOFR + 1.12%(1)(3)	893,248
	MMAF Equipment Finance LLC
1,639,139	5.20%, 09/13/2027(1)	1,645,075
655,482	5.79%, 11/13/2026(1)	657,088
1,247,462	Octagon Investment Partners 36 Ltd. 5.53%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(3)	1,247,625
1,433,025	Octagon Investment Partners 39 Ltd. 5.44%, 10/20/2030, 3 mo. USD Term SOFR + 1.15%(1)(3)	1,432,717
325,882	Octagon Investment Partners XVII Ltd. 5.56%, 01/25/2031, 3 mo. USD Term SOFR + 1.26%(1)(3)	325,913
1,100,000	PFS Financing Corp. 4.85%, 02/15/2030(1)	1,109,210
459,261	Race Point IX CLO Ltd. 5.50%, 10/15/2030, 3 mo. USD Term SOFR + 1.20%(1)(3)	459,253
2,750,000	Rad CLO 7 Ltd. 5.65%, 04/17/2036, 3 mo. USD Term SOFR + 1.35%(1)(3)	2,751,944
275,820	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	275,969
170,000	SCF Equipment Trust LLC 4.82%, 07/22/2030(1)	170,171
275,686	Tesla Sustainable Energy Trust 4.83%, 12/03/2025(1)	275,728
2,700,000	Verizon Master Trust 4.89%, 04/13/2028	2,700,104
	Volvo Financial Equipment LLC
810,000	4.29%, 10/16/2028(1)	807,227

48

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6% - (continued)
	Other Asset-Backed Securities - 8.9% - (continued)
$ 395,000	4.41%, 11/15/2027(1)	$394,722
2,518,291	Voya CLO Ltd. 5.49%, 07/20/2032, 3 mo. USD Term SOFR + 1.20%(1)(3)	2,519,220
		46,743,976
	Whole Loan Collateral CMO - 2.8%
470,194	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(2)	439,011
	BRAVO Residential Funding Trust
228,187	0.94%, 02/25/2049(1)(2)	206,262
236,173	0.97%, 03/25/2060(1)(2)	226,744
817,483	1.70%, 04/25/2060(1)(2)	760,315
92,954	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	91,647
	COLT Mortgage Loan Trust
1,391,290	1.11%, 10/25/2066(1)(2)	1,195,446
316,442	1.33%, 10/26/2065(1)(2)	289,568
1,683,397	1.40%, 10/25/2066(1)(2)	1,397,669
48,194	1.51%, 04/27/2065(1)(2)	46,739
860,091	1.73%, 11/26/2066(1)(2)	759,416
973,117	CSMC Trust 3.57%, 07/25/2049(1)(4)	932,097
	Ellington Financial Mortgage Trust
370,319	0.93%, 06/25/2066(1)(2)	304,458
34,517	2.74%, 11/25/2059(1)(2)	32,610
	GCAT Trust
2,412,795	1.26%, 07/25/2066(1)(2)	2,004,950
485,774	1.92%, 08/25/2066(1)(2)	447,582
	MFA Trust
192,077	1.01%, 01/26/2065(1)(2)	180,338
413,864	1.03%, 11/25/2064(1)(2)	360,333
	New Residential Mortgage Loan Trust
1,153,328	1.16%, 11/27/2056(1)(2)	1,000,812
334,716	4.00%, 08/27/2057(1)(2)	323,151
	OBX Trust
25,252	5.08%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(3)	24,689
404,250	5.12%, 06/25/2064(1)	402,056
22,464	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(2)	22,169
1,631,139	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	1,348,637
	Starwood Mortgage Residential Trust
183,521	0.94%, 05/25/2065(1)(2)	171,777
28,686	2.28%, 02/25/2050(1)(2)	27,290
	Towd Point Mortgage Trust
284,758	2.75%, 06/25/2057(1)(2)	276,700
417,071	3.75%, 03/25/2058(1)(2)	412,035
	Verus Securitization Trust
967,776	1.63%, 10/25/2066(1)(2)	827,183
109,735	3.69%, 11/25/2059(1)(2)	108,350
		14,620,034
	Total Asset & Commercial Mortgage-Backed Securities (cost $162,569,510)	$160,876,981
CORPORATE BONDS - 23.9%
	Aerospace & Defense - 0.2%
900,000	Northrop Grumman Systems Corp. 7.75%, 03/15/2026	$918,544
	Agriculture - 0.3%
1,700,000	Cargill, Inc. 3.50%, 04/22/2025(1)	1,698,819
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.9% - (continued)
	Auto Manufacturers - 1.0%
$ 1,400,000	American Honda Finance Corp. 4.95%, 01/09/2026	$1,404,177
	Daimler Truck Finance North America LLC
565,000	5.15%, 01/16/2026(1)	567,300
875,000	5.60%, 08/08/2025(1)	877,301
	Hyundai Capital America
1,650,000	5.45%, 06/24/2026(1)	1,663,706
1,000,000	6.25%, 11/03/2025(1)	1,007,858
		5,520,342
	Beverages - 0.1%
730,000	Diageo Capital PLC 5.20%, 10/24/2025	733,132
	Chemicals - 0.4%
1,700,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	1,668,775
580,000	Nutrien Ltd. 5.95%, 11/07/2025	584,404
		2,253,179
	Commercial Banks - 9.9%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	1,636,166
925,000	Bank of America Corp. 5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	928,320
2,000,000	Bank of America NA 5.65%, 08/18/2025	2,006,005
430,000	Bank of New York Mellon 5.15%, 05/22/2026, (5.15% fixed rate until 05/22/2025; 6 mo. USD SOFR + 1.07% thereafter)(5)	430,282
	Banque Federative du Credit Mutuel SA
1,000,000	4.52%, 07/13/2025(1)	999,787
1,250,000	4.94%, 01/26/2026(1)	1,254,528
875,000	5.90%, 07/13/2026(1)	889,161
950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(5)	963,675
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,138,313
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,228,015
	Citibank NA
1,625,000	4.93%, 08/06/2026	1,635,679
2,400,000	5.44%, 04/30/2026	2,425,844
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,219,620
1,180,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(5)	1,188,274
1,675,000	Goldman Sachs Bank USA 5.41%, 05/21/2027, (5.41% fixed rate until 05/21/2026; 6 mo. USD SOFR + 0.75% thereafter)(5)	1,690,864
1,750,000	Goldman Sachs Group, Inc. 5.80%, 08/10/2026, (5.80% fixed rate until 08/10/2025; 6 mo. USD SOFR + 1.08% thereafter)(5)	1,757,096
1,250,000	HSBC Holdings PLC 7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.03% thereafter)(5)	1,268,905
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	789,966
	Manufacturers & Traders Trust Co.
2,310,000	4.65%, 01/27/2026	2,309,085
1,850,000	5.40%, 11/21/2025	1,855,377
1,225,000	Morgan Stanley 5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(5)	1,229,288

49

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.9% - (continued)
	Commercial Banks - 9.9% - (continued)
	Morgan Stanley Bank NA
$ 1,250,000	4.75%, 04/21/2026	$1,253,936
1,500,000	5.48%, 07/16/2025	1,502,352
1,225,000	National Australia Bank Ltd. 4.97%, 01/12/2026	1,229,916
1,000,000	National Securities Clearing Corp. 5.15%, 05/30/2025(1)	1,000,797
1,600,000	PNC Bank NA 4.78%, 01/15/2027, (4.78% fixed rate until 01/15/2026; 6 mo. USD SOFR + 0.50% thereafter)(5)	1,601,097
875,000	Royal Bank of Canada 5.20%, 07/20/2026	883,701
	Societe Generale SA
1,350,000	4.35%, 06/13/2025(1)	1,349,143
925,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	936,259
1,225,000	Standard Chartered PLC 6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 1 yr. USD CMT + 2.05% thereafter)(1)(5)	1,237,646
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.35% thereafter)(5)	1,509,958
925,000	Toronto-Dominion Bank 5.10%, 01/09/2026	929,623
1,250,000	Truist Financial Corp. 5.90%, 10/28/2026, (5.90% fixed rate until 10/28/2025; 6 mo. USD SOFR + 1.63% thereafter)(5)	1,258,194
	UBS AG
2,725,000	1.25%, 06/01/2026	2,628,459
1,575,000	4.86%, 01/10/2028, (4.86% fixed rate until 01/10/2027; 6 mo. USD SOFR + 0.72% thereafter)(5)	1,582,207
	Wells Fargo Bank NA
1,700,000	4.81%, 01/15/2026	1,705,023
1,750,000	5.55%, 08/01/2025	1,754,685
		52,207,246
	Diversified Financial Services - 0.7%
	American Express Co.
1,300,000	3.95%, 08/01/2025	1,296,949
1,250,000	4.99%, 05/01/2026, (4.99% fixed rate until 05/01/2025; 6 mo. USD SOFR + 1.00% thereafter)(5)	1,250,141
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(5)	975,261
		3,522,351
	Electric - 2.3%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,324,932
1,250,000	American Electric Power Co., Inc. 5.70%, 08/15/2025	1,254,416
653,907	Consumers Securitization Funding LLC 5.55%, 03/01/2028	662,492
1,459,000	Emera U.S. Finance LP 3.55%, 06/15/2026	1,438,041
500,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	502,703
2,625,000	Georgia Power Co. 4.64%, 09/15/2026, 3 mo. USD SOFR + 0.28%(3)	2,625,669
980,000	NextEra Energy Capital Holdings, Inc. 5.75%, 09/01/2025	983,988
2,170,000	NYSEG Storm Funding LLC 4.71%, 05/01/2029	2,176,358
1,000,000	Southern Co. 5.15%, 10/06/2025	1,003,586
		11,972,185
	Food - 0.5%
2,565,000	Mars, Inc. 4.45%, 03/01/2027(1)	2,570,072
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.9% - (continued)
	Gas - 0.2%
$ 1,000,000	Spire, Inc. 5.30%, 03/01/2026	$1,005,647
	Healthcare - Products - 0.3%
1,575,000	Stryker Corp. 4.55%, 02/10/2027	1,577,134
	Healthcare - Services - 1.4%
545,000	Elevance Health, Inc. 5.35%, 10/15/2025	546,510
4,150,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	4,063,030
	UnitedHealth Group, Inc.
1,300,000	4.75%, 07/15/2026	1,308,648
1,395,000	5.15%, 10/15/2025	1,400,305
		7,318,493
	Insurance - 2.5%
	Athene Global Funding
1,600,000	4.86%, 08/27/2026(1)	1,604,967
980,000	5.68%, 02/23/2026(1)	989,914
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025	704,916
725,000	Corebridge Global Funding 5.75%, 07/02/2026(1)	735,658
1,540,000	Equitable Financial Life Global Funding 5.50%, 12/02/2025(1)	1,549,844
	Jackson National Life Global Funding
1,225,000	5.50%, 01/09/2026(1)	1,231,664
775,000	5.55%, 07/02/2027(1)	789,627
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,230,661
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,269,674
1,500,000	Principal Life Global Funding II 3.00%, 04/18/2026(1)	1,478,096
1,525,000	Protective Life Global Funding 5.37%, 01/06/2026(1)	1,534,774
		13,119,795
	Machinery - Construction & Mining - 0.3%
1,575,000	Caterpillar Financial Services Corp. 4.50%, 01/07/2027	1,582,039
	Machinery-Diversified - 0.3%
1,575,000	John Deere Capital Corp. 4.50%, 01/08/2027	1,584,200
	Mining - 0.4%
2,275,000	Rio Tinto Finance USA PLC 4.38%, 03/12/2027	2,280,464
	Oil & Gas - 0.6%
1,238,000	Occidental Petroleum Corp. 5.88%, 09/01/2025	1,239,931
1,750,000	Ovintiv, Inc. 5.65%, 05/15/2025	1,751,122
		2,991,053
	Pharmaceuticals - 0.3%
460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	468,535
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,227,536
		1,696,071
	Pipelines - 1.1%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	248,539
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	929,007
1,100,000	Gray Oak Pipeline LLC 2.60%, 10/15/2025(1)	1,084,037
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,077,208
1,700,000	Williams Cos., Inc. 5.40%, 03/02/2026	1,711,938
		6,050,729
	Retail - 0.2%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	805,726

50

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.9% - (continued)
	Savings & Loans - 0.4%
$ 2,030,000	Nationwide Building Society 3.90%, 07/21/2025(1)	$2,025,380
	Semiconductors - 0.2%
885,000	Intel Corp. 4.88%, 02/10/2026	886,170
	Software - 0.1%
275,000	Oracle Corp. 5.80%, 11/10/2025	277,104
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	1,011,199
	Total Corporate Bonds (cost $124,916,675)	$125,607,074
MUNICIPAL BONDS - 0.3%
	General - 0.3%
1,630,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.09%, 06/15/2025	$1,631,461
	Total Municipal Bonds (cost $1,630,000)	$1,631,461
U.S. GOVERNMENT AGENCIES - 5.1%
	Mortgage-Backed Agencies - 5.1%
	Federal Home Loan Mortgage Corp. - 0.7%
392,004	1.00%, 05/15/2041	$364,191
56,257	1.75%, 04/15/2027	55,620
1,496,256	3.00%, 10/15/2045	1,459,161
71,104	3.50%, 11/15/2025	70,734
568,729	3.50%, 05/15/2026	565,069
1,189,842	4.00%, 03/15/2037	1,183,941
		3,698,716
	Federal National Mortgage Association - 0.6%
314,612	1.75%, 09/25/2041	299,801
190,581	3.50%, 08/25/2026	189,306
346,714	3.50%, 11/01/2034	343,919
405,468	3.50%, 11/25/2038	402,147
350,828	4.00%, 09/25/2039	348,965
926,573	4.00%, 07/25/2040	921,109
930,445	4.00%, 06/25/2041	925,047
		3,430,294
	Government National Mortgage Association - 3.8%
2,095,113	2.00%, 12/16/2040	1,955,399
1,397,537	2.00%, 06/16/2041	1,328,386
4,140,059	2.25%, 12/20/2039	3,971,803
2,834,268	2.25%, 02/20/2044	2,713,126
279,172	2.50%, 09/20/2046	268,342
609,640	3.50%, 01/20/2052	601,281
9,011,305	4.50%, 11/20/2043	8,976,997
		19,815,334
	Total U.S. Government Agencies (cost $26,656,698)	$26,944,344
U.S. GOVERNMENT SECURITIES - 19.0%
	U.S. Treasury Securities - 19.0%
	U.S. Treasury Notes - 19.0%
25,600,000	0.38%, 11/30/2025	$24,969,000
27,625,000	1.38%, 08/31/2026	26,649,492
11,600,000	2.88%, 08/15/2028	11,225,719
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 19.0% - (continued)
	U.S. Treasury Securities - 19.0% - (continued)
	U.S. Treasury Notes - 19.0% - (continued)
$ 36,690,000	4.25%, 10/15/2025		$36,698,026
	Total U.S. Government Securities (cost $99,190,104)		$99,542,237
	Total Long-Term Investments (cost $414,962,987)		$414,602,097
SHORT-TERM INVESTMENTS - 20.1%
	Commercial Paper - 1.9%
3,250,000	Australia & New Zealand Banking Group Ltd. 4.48%, 08/27/2025(1)(6)		$3,249,915
3,500,000	DNB Bank ASA 4.21%, 03/19/2026(1)(6)		3,361,167
3,300,000	Toyota Motor Credit Corp. 4.37%, 07/28/2025(6)		3,253,030
			9,864,112
	Repurchase Agreements - 1.4%
7,165,830
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2025 at 4.38%, due
on 04/01/2025 with a maturity value of
$7,166,702; collateralized by U.S. Treasury
Note at 4.25%, maturing 03/15/2027, with a
market value of $7,309,259
			7,165,830
	U.S. Treasury Securities - 16.8%
	U.S. Treasury Bills - 16.8%
11,250,000	2.89%, 04/03/2025(6)		11,247,323
30,375,000	3.97%, 02/19/2026(6)		29,308,788
5,375,000	4.08%, 04/22/2025(6)		5,361,769
5,525,000	4.11%, 12/26/2025(6)		5,363,920
10,775,000	4.12%, 05/01/2025(6)		10,737,332
15,825,000	4.18%, 06/03/2025(6)		15,708,704
10,700,000	4.19%, 05/27/2025(6)		10,630,010
			88,357,846
	Total Short-Term Investments (cost $105,370,388)		$105,387,788
	Total Investments (cost $520,333,375)	99.0%	$519,989,885
	Other Assets and Liabilities	1.0%	5,382,530
	Net Assets	100.0%	$525,372,415
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2025, the aggregate value of these securities was
$156,222,363, representing 29.7% of net assets.

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

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Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

(3)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2025. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$160,876,981	$—	$160,876,981	$—
Corporate Bonds	125,607,074	—	125,607,074	—
Municipal Bonds	1,631,461	—	1,631,461	—
U.S. Government Agencies	26,944,344	—	26,944,344	—
U.S. Government Securities	99,542,237	—	99,542,237	—
Short-Term Investments	105,387,788	—	105,387,788	—
Total	$519,989,885	$—	$519,989,885	$—

(1)	For the period ended March 31, 2025, there were no transfers in and out of Level 3.

52

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Tbk	Terbuka

53